Registration No. 2-64233 (under the Securities Act of 1933) Registration No. 811-2918 (under the Investment Company Act of 1940)

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	( )

Pre-Effective Amendment No.	( )
Post-Effective Amendment No. 55	( X )
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	( )

Amendment No. 56	( X )
(Check appropriate box or boxes)

DUPREE MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (859) 254-7741

THOMAS P. DUPREE, SR.

Dupree & Company, Inc.

125 South Mill Street, Vine Center, Suite 100

Lexington, Kentucky 40507

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective

(check appropriate box)

         immediately upon filing pursuant to paragraph (b)

  X    on November 1, 2012 pursuant to paragraph (b)

         60 days after filing pursuant to paragraph (a) (1)

         on                  pursuant to paragraph (a) (1)

         75 days after filing pursuant to paragraph (a) (2)

         on pursuant to paragraph (a) (2)

         of rule 485

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TAX-EXEMPT MUNICIPAL BOND FUNDS

Alabama Tax-Free Income Series — DUALX

Kentucky Tax-Free Income Series — KYTFX

Kentucky Tax-Free Short-to-Medium Series — KYSMX

Mississippi Tax-Free Income Series — DUMSX

North Carolina Tax-Free Income Series — NTFIX

North Carolina Tax-Free Short-to-Medium Series — NTSMX

Tennessee Tax-Free Income Series — TNTIX

Tennessee Tax-Free Short-to-Medium Series — TTSMX

TAXABLE MUNICIPAL BOND FUND

Taxable Municipal Bond Series — DUTMX

GOVERNMENT BOND FUND

Intermediate Government Bond Series — DPIGX

PROSPECTUS

November 1, 2012

This Prospectus is a concise statement of information about Dupree Mutual Funds (the “Trust”) that you should know before investing. This Prospectus should be kept for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dupree Mutual Funds • P.O. Box 1149 • Lexington, Kentucky 40588-1149

(859) 254-7741 • (800) 866-0614

Table of Contents

Alabama Tax-Free Income Series

3	Investment Objectives

3	Costs

3	Principal Investment Strategies, Risks and Performance

5	Management

Kentucky Tax-Free Income Series

6	Investment Objectives

6	Costs

6	Principal Investment Strategies, Risks and Performance

8	Management

Kentucky Tax-Free Short-to-Medium Series

9	Investment Objectives

9	Costs

9	Principal Investment Strategies, Risks and Performance

11	Management

Mississippi Tax-Free Income Series

12	Investment Objectives

12	Costs

12	Principal Investment Strategies, Risks and Performance

14	Management

North Carolina Tax-Free Income Series

15	Investment Objectives

15	Costs

15	Principal Investment Strategies, Risks and Performance

17	Management

North Carolina Tax-Free Short-to-Medium Series

18	Investment Objectives

18	Costs

18	Principal Investment Strategies, Risks and Performance

20	Management

Tennessee Tax-Free Income Series

21	Investment Objectives

21	Costs

21	Principal Investment Strategies, Risks and Performance

23	Management

Tennessee Tax-Free Short-to-Medium Series

24	Investment Objectives

24	Costs

24	Principal Investment Strategies, Risks and Performance

26	Management

Taxable Municipal Bond Series

27	Investment Objectives

27	Costs

27	Principal Investment Strategies, Risks and Performance

29	Management

Intermediate Government Bond Series

30	Investment Objectives

30	Costs

30	Principal Investment Strategies, Risks and Performance

32	Management

Shareholder Information

33	Buying Shares

33	Selling Shares

35	Dividends and Distributions

35	Frequent Purchases and Redemptions

35	Tax Information

36	Financial Intermediary Compensation

Further Information Tax-Exempt Municipal Bond Series

36	Investment Objectives and Principal Investment Strategies

Further Information Taxable Municipal Bond Series

39	Investment Objectives and Principal Investment Strategies

Further Information Intermediate Government Bond Series

40	Investment Objectives and Strategies

41	Organization and Management of the Trust

43	Performance Calculations

43	Distribution Arrangements

44	Financial Highlights

49	Privacy Notice

50	Marketing Protection

How to Reach Us

Alabama Tax-Free Income Series

INVESTMENT OBJECTIVES

The Fund seeks to provide a high level of income exempt from federal and Alabama personal income taxes derived from Alabama municipal securities without incurring undue risk to principal.

COSTS

Fees and Expenses of the Alabama Tax-Free Income Series

Shareholder Fees (fees paid directly from your investment)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$10
Exchange Fee	NONE
Maximum Account Fee	NONE

Annual Operating Expenses of the Alabama Tax-Free Income Series

Expenses that you pay each year as a percentage of the value of your investment

Management fee	0.50
Distribution fee (12b-1)	0.00
Shareholder Services fee	0.15
Other Expenses	0.14
Total Annual Fund Operating Expenses	0.79

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$83	$259	$451	$1,004

You would pay the same expenses assuming no redemption.

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Alabama municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Alabama. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be tax-exempt from federal and Alabama income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from federal and Alabama income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Principal Risks of Investing

You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to understand that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in Alabama municipal securities, events in Alabama are likely to directly affect the Fund’s investments and its performance.

Alabama’s non-agricultural economy is diversified among the following sectors: government, textiles, automobile, aerospace, manufacturing, and forest products industries. In 2011, Alabama had per capita personal income of $34,650 (preliminary data) which ranked 42nd in the United States (Source: Bureau of Economic Analysis). The state’s annual average unemployment rate stood at 7.8 percent at the end of June 2012 compared with the national average unemployment rate of 8.2 percent. (Source: US Bureau of Labor Statistics) Alabama had net tax-supported debt per capita of $839 as of calendar year-end 2011 which was lower than the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012). As of June 30, 2012, Alabama’s general obligation debt was rated Aa1 by Moody’s Investors Service and AA by Standard & Poor’s.

Typically, as interest rates rise, the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuations or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 17.42 years and an effective maturity of 5.26 years as of June 30, 2012. There is no assurance that the investment objective of the Fund will be achieved.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.72%	September 30, 2009
Lowest Quarter Total Return:	-4.71%	December 31, 2010
2012 Year-to-Date Total Return for the nine months ended September 30, 2012:	6.47%

For the Periods Ended December 31, 2011	1 year	5 years	10 years
Return Before Taxes (%)	11.17%	4.75%	5.27%
Return After Taxes on Distributions (%)	11.17%	4.74%	5.26%
Return After Taxes on Distributions & Sale of Fund Shares (%)	8.66%	4.63%	5.13%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.38%

(Index reflects no deduction for fees, expenses or taxes)

MANAGEMENT

Investment Adviser

Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers

Vincent Harrison and Eugene Gard, CFA, serve as co-portfolio managers of the Fund. Mr. Harrison has been portfolio manager of the Fund since 2004. Mr. Gard joined Mr. Harrison as co-portfolio manager of the Fund in 2008 after active duty service in the United States Navy from 2001-2007.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the “Shareholder Information/ Buying Shares/Selling Shares”, “Shareholder Information/Tax Information”, and “Financial Intermediary Compensation” sections of this Prospectus found on pages 33-36.

Kentucky Tax-Free Income Series

INVESTMENT OBJECTIVES

The Fund seeks to provide a high level of income exempt from federal and Kentucky personal income taxes derived from Kentucky municipal securities without incurring undue risk to principal.

COSTS

Fees and Expenses of the Kentucky Tax-Free Income Series Shareholder Fees (fees paid directly from your investment)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$10
Exchange Fee	NONE
Maximum Account Fee	NONE

Annual Operating Expenses of the Kentucky Tax-Free Income Series

Expenses that you pay each year as a percentage of the value of your investment

Management fee	0.38
Distribution fee (12b-1)	0.00
Shareholder Services fee	0.12
Other Expenses	0.07
Total Annual Fund Operating Expenses	0.57

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$60	$188	$327	$732

You would pay the same expenses assuming no redemption.

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Principal Risks of Investing

You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect a security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to understand that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a Fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in Kentucky municipal securities, events in Kentucky are likely to directly affect the Fund’s investments and its performance.

The Commonwealth of Kentucky’s non-agricultural economy is diversified among the following sectors: services, wholesale and retail trade, manufacturing, and government. In 2011, Kentucky had per capita personal income of $33,667(preliminary data) which ranked 47th in the United States (Source: Bureau of Economic Analysis).

The state’s annual average unemployment rate stood at 8.2 percent at the end of June 2012 which matched the national average of 8.2 percent (Source: U.S. Bureau of Labor Statistics). Kentucky had net tax-supported debt per capita of $2,035 as of calendar year-end 2011 which was substantially above the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012. As of June 30, 2012, Kentucky’s appropriation supported debt was rated Aa3 by Moody’s Investors Service and A+ by Standard & Poor’s.

Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities that are subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislative appropriation. If the money is not appropriated, the lease may be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is diversified. A diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s total return may vary considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 13.94 years and an effective maturity of 5.22 years as of June 30, 2012. There is no assurance that the investment objective of the Fund will be achieved.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.15%	September 30, 2009
Lowest Quarter Total Return:	-3.68%	December 31, 2010
2012 Year-to-Date Total Return for the nine months ended September 30, 2012:	5.48%

For the Periods Ended December 31, 2011	1 year	5 years	10 years
Return Before Taxes (%)	10.09%	5.02%	4.90%
Return After Taxes on Distributions (%)	10.03%	4.99%	4.88%
Return After Taxes on Distributions & Sale of Fund Shares (%)	8.02%	4.86%	4.80%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.38%

(Index reflects no deduction for fees, expenses or taxes)

MANAGEMENT

Investment Adviser

Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers

Vincent Harrison and Eugene Gard, CFA, serve as co-portfolio managers of the Fund. Mr. Harrison has been portfolio manager of the Fund since 2004. Mr. Gard joined Mr. Harrison as co-portfolio manager of the Fund in 2008 after active duty service in the United States Navy from 2001-2007.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the “Shareholder Information/ Buying Shares/Selling Shares”, “Shareholder Information/Tax Information”, and “Financial Intermediary Compensation” sections of this Prospectus found at pages 33-36.

Kentucky Tax-Free Short-to-Medium Series

INVESTMENT OBJECTIVES

The Fund seeks to provide a high level of income exempt from federal and Kentucky personal income taxes derived from Kentucky municipal securities without incurring undue risk to principal.

COSTS

Fees and Expenses of the Kentucky Tax-Free Short to Medium Series

Shareholder Fees (fees paid directly from your investment)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$10
Exchange Fee	NONE
Maximum Account Fee	NONE

Annual Operating Expenses of the Kentucky Tax-Free Short to Medium Series

Expenses that you pay each year as a percentage of the value of your investment

Management fee	0.50
Distribution fee (12b-1)	0.00
Shareholder Services fee	0.13
Other Expenses	0.10
Total Annual Fund Operating Expenses	0.73

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$77	$240	$417	$930

You would pay the same expenses assuming no redemption.

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 4.73% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Kentucky municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Kentucky. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Kentucky income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Kentucky income taxes. The nominal maturity of the Fund will normally be between 2-7 years. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects the securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Principal Risks of Investing

You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed, by any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security, of the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in Kentucky municipal securities, events in Kentucky are likely to directly affect the Fund’s investments and its performance.

The Commonwealth of Kentucky’s non-agricultural economy is diversified among the following sectors: services, wholesale and retail trade, manufacturing, and government. In 2011, Kentucky had per capita personal income of $33,667 (preliminary data) which ranked 47th in the United States (Source: Bureau of Economic Analysis).

The state’s annual average unemployment rate stood at 8.2 percent at the end of June 2012 which matched the national average of 8.2 percent (Source: U.S. Bureau of Labor Statistics). Kentucky had net tax-supported debt per capita of $2,035 as of calendar year-end 2011. The Commonwealth’s debt burden was substantially above the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012). As of June 30, 2012, Kentucky’s appropriation supported debt was rated Aa3 by Moody’s Investors Services and A+ by Standard & Poor’s.

Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislation appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 5.19 years and an effective maturity of 3.90 years as of June 30, 2012. There is no assurance that the investment objective of the Fund will be achieved.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

10

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	3.62%	September 30, 2009
Lowest Quarter Total Return:	-2.15%	December 31, 2010
2012 Year-to-Date Total Return for the nine months ended September 30, 2012:	2.36%

For the Periods Ended December 31, 2011	1 year	5 years	10 years
Return Before Taxes (%)	6.63%	4.25%	3.62%
Return After Taxes on Distributions (%)	6.63%	4.25%	3.62%
Return After Taxes on Distributions & Sale of Fund Shares (%)	5.16%	4.06%	3.54%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.38%

(Index reflects no deduction for fees, expenses or taxes)

MANAGEMENT

Investment Adviser

Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers

Vincent Harrison and Eugene Gard, CFA, serve as co-portfolio managers of the Fund. Mr. Harrison has been portfolio manager of the Fund since 2004. Mr. Gard joined Mr. Harrison as co-portfolio manager of the Fund in 2008 after active duty service in the United States Navy from 2001-2007.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the “Shareholder Information/ Buying Shares/Selling Shares”, “Shareholder Information/Tax Information”, and “Financial Intermediary Compensation” sections of this Prospectus which can be found at pages 33-36.

Mississippi Tax-Free Income Series

INVESTMENT OBJECTIVES

The Fund seeks to provide a high level of income exempt from federal and Mississippi personal income taxes derived from Mississippi municipal securities without incurring undue risk to principal.

COSTS

Fees and Expenses of the Mississippi Tax-Free Income Series

Shareholder Fees (fees paid directly from your investment)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$10
Exchange Fee	NONE
Maximum Account Fee	NONE

Annual Operating Expenses of the Mississippi Tax-Free Income Series

Expenses that you pay each year as a percentage of the value of your investment

Management fee	0.50
Distribution fee (12b-1)	0.00
Shareholder Services fee	0.15
Other Expenses	0.26
Total Annual Fund Operating Expenses	0.91

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$96	$298	$518	$1,150

You would pay the same expenses assuming no redemption.

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 9.99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Mississippi municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally 10 years or greater. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Mississippi. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Mississippi income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Mississippi income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Principal Risks of Investing

You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security, of the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in Mississippi municipal securities, events in Mississippi are likely to directly affect the Fund’s investments and its performance.

Mississippi’s non-agricultural economy is diversified among the following sectors: manufacturing, services, gaming, and tourism. In 2011, Mississippi had per capita personal income of $32,176 (preliminary data) in 2011 which ranked 50th in the United States (Source: Bureau of Economic Analysis). The state’s annual average unemployment rate stood at 8.8 percent at the end of June 2012 compared with the national average of 8.2 percent (Source: U.S. Bureau of Labor Statistics). Mississippi had net tax-supported debt per capita of $1,734 as of calendar year-end 2011 which. The state’s debt burden was above the national net tax-supported median of $1,117 (Source: Moody’s Investors Services, 2011 State Debt Medians Report, May 22, 2012). As of June 30, 2012, the state of Mississippi’s general obligation debt was rated Aa2 by Moody’s Investors Service and AA by Standard & Poor’s.

Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislation appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 16.70 years and an effective maturity of 6.60 years as of June 30, 2012. There is no assurance that the investment objective of the Fund will be achieved.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.72%	September 30, 2002
Lowest Quarter Total Return:	-4.36%	December 31, 2010
2012 Year-to-Date Total Return for the nine months ended September 30, 2012:	6.25%

For the Periods Ended December 31, 2011	1 year	5 years	10 years
Return Before Taxes (%)	10.74%	4.66%	5.17%
Return After Taxes on Distributions (%)	10.74%	4.66%	5.15%
Return After Taxes on Distributions & Sale of Fund Shares (%)	8.36%	4.55%	5.04%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.38%

(Index reflects no deduction for fees, expenses or taxes)

MANAGEMENT

Investment Adviser

Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers

Vincent Harrison and Eugene Gard, CFA, serve as co-portfolio managers of the Fund. Mr. Harrison has been portfolio manager of the Fund since 2004. Mr. Gard joined Mr. Harrison as co-portfolio manager of the Fund in 2008 after active duty service in the United States Navy from 2001-2007.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the “Shareholder Information/ Buying Shares/Selling Shares”, “Shareholder Information/Tax Information”, and “Financial Intermediary Compensation” sections of this Prospectus found at pages 33-36.

North Carolina Tax-Free Income Series

INVESTMENT OBJECTIVES

The Fund seeks to provide a high level of income exempt from federal and North Carolina personal income taxes derived from North Carolina municipal securities without incurring undue risk to principal.

COSTS

Fees and Expenses of the North Carolina Tax-Free Income Series

Shareholder Fees (fees paid directly from your investment)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$10
Exchange Fee	NONE
Maximum Account Fee	NONE

Annual Operating Expenses of the North Carolina Tax-Free Income Series

Expenses that you pay each year as a percentage of the value of your investment

Management fee	0.50
Distribution fee (12b-1)	0.00
Shareholder Services fee	0.13
Other Expenses	0.08
Total Annual Fund Operating Expenses	0.71

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$75	$233	$406	$906

You would pay the same expenses assuming no redemption.

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from North Carolina municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of North Carolina. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt Federal or North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Principal Risks of Investing

You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security, of the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in North Carolina municipal securities, events in North Carolina are likely to directly affect the Fund’s investments and its performance.

North Carolina’s non-agricultural economy is diversified among the following sectors: services, industry, trade, textiles, and tourism. In 2011, North Carolina had per capita income of $36,164 (preliminary data) which ranked 38th in the United States (Source: Bureau of Economic Analysis). The state’s average annual unemployment rate through the end of June 2012 stood at 9.4 percent compared to the national average of 8.2 percent (Source: U.S. Bureau of Labor Statistics). North Carolina had net tax-supported debt per capita of $815 as of calendar year-end 2011 which. The state’s debt burden was below the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012). As of June 30, 2012, the state’s general obligation debt was rated Aaa by Moody’s Investors Service and AAA by Standard & Poor’s.

Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislation appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may fluctuate considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 16.67 years and an effective maturity of 5.90 years as of June 30, 2012. There is no assurance that the investment objective of the Fund will be achieved.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.54%	September 30, 2009
Lowest Quarter Total Return:	-4.96%	December 31, 2010
2012 Year-to-Date Total Return for the nine months ended September 30, 2012:	6.57%

For the Periods Ended December 31, 2011	1 year	5 years	10 years
Return Before Taxes (%)	9.62%	5.85%	4.80%
Return After Taxes on Distributions (%)	9.62%	5.85%	4.80%
Return After Taxes on Distributions & Sale of Fund Shares (%)	7.48%	5.55%	4.67%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.38%

(Index reflects no deduction for fees, expenses or taxes)

MANAGEMENT

Investment Adviser

Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers

Vincent Harrison and Eugene Gard, CFA, serve as co-portfolio managers of the Fund. Mr. Harrison has been portfolio manager of the Fund since 2004. Mr. Gard joined Mr. Harrison as co-portfolio manager of the Fund in 2008 after active duty service in the United States Navy from 2001-2007.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to the “Shareholder Information/ Buying Shares/Selling Shares”, “Shareholder Information/Tax Information”, and “Financial Intermediary Compensation” sections of this Prospectus found at pages 33-36.

North Carolina Tax-Free Short-to-Medium Series

INVESTMENT OBJECTIVES

The Fund seeks to provide a high level of income exempt from federal and North Carolina personal income taxes derived from North Carolina municipal securities without incurring undue risk to principal.

COSTS

Fees and Expenses of the North Carolina Tax-Free Short to Medium Series

Shareholder Fees (fees paid directly from your investment)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$10
Exchange Fee	NONE
Maximum Account Fee	NONE

Annual Operating Expenses of the North Carolina Tax-Free Short to Medium Series

Expenses that you pay each year as a percentage of the value of your investment

Management fee	0.50
Distribution fee (12b-1)	0.00
Shareholder Services fee	0.13
Other Expenses	0.13
Total Annual Fund Operating Expenses	0.76

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$80	$250	$434	$967

You would pay the same expenses assuming no redemption.

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from North Carolina municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of North Carolina. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and North Carolina income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and North Carolina income taxes. The nominal maturity of the Fund will normally range between 2-7 years. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Principal Risks of Investing

You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security, of the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a Fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in North Carolina municipal securities, events in North Carolina are likely to directly affect the Fund’s investments and its performance.

North Carolina’s non-agricultural economy is diversified among the following sectors: manufacturing, services, industry, trade, and tourism. In 2011, North Carolina had per capita personal income of $36,164 (preliminary data) which ranked 38 th in the United States (Source: Bureau of Economic Analysis). The state’s average annual unemployment rate at the end of June 2012 stood at 9.4 percent compared to the national average of 8.2 percent (Source: Bureau of Labor Statistics). North Carolina had net tax-supported debt per capita of $815 as of 2011 calendar year-end which was below the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2011 State Debt Medians Report, May 22, 2012). As of June 30, 2012, the state’s general obligation debt was rated Aaa by Moody’s Investors Service and AAA by Standard & Poor’s.

Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislation appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 5.31 years and an effective maturity of 3.74 years as of June 30, 2012. There is no assurance that the investment objective of the Fund will be achieved.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	3.57%	September 30, 2002
Lowest Quarter Total Return:	-1.88%	June 30, 2004
2012 Year-to-Date Total Return for the nine months ended September 30, 2012:	2.60%

For the Periods Ended December 31, 2011	1 year	5 years	10 years
Return Before Taxes (%)	6.34%	4.23%	3.81%
Return After Taxes on Distributions (%)	6.34%	4.23%	3.81%
Return After Taxes on Distributions & Sale of Fund Shares (%)	4.96%	4.03%	3.69%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.38%

(Index reflects no deduction for fees, expenses or taxes)

MANAGEMENT

Investment Adviser

Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers

Vincent Harrison and Eugene Gard, CFA, serve as co-portfolio managers of the Fund. Mr. Harrison has been portfolio manager of the Fund since 2004. Mr. Gard joined Mr. Harrison as co-portfolio manager of the Fund in 2008 after active duty service in the United States Navy from 2001-2007.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the “Shareholder Information/ Buying Shares/Selling Shares”, “Shareholder Information/Tax Information”, and “Financial Intermediary Compensation” sections of this Prospectus found at pages 33-36.

Tennessee Tax-Free Income Series

INVESTMENT OBJECTIVES

The Fund seeks to provide a high level of income exempt from federal and Tennessee state taxes derived from Tennessee municipal securities without incurring undue risk to principal.

COSTS

Fees and Expenses of the Tennessee Tax-Free Income Series

Shareholder Fees (fees paid directly from your investment)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$10
Exchange Fee	NONE
Maximum Account Fee	NONE

Annual Operating Expenses of the Tennessee Tax-Free Income Series

Expenses that you pay each year as a percentage of the value of your investment

Management fee	0.50
Distribution fee (12b-1)	0.00
Shareholder Services fee	0.13
Other Expenses	0.07
Total Annual Fund Operating Expenses	0.70

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual Funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$74	$230	$400	$893

You would pay the same expenses assuming no redemption.

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.39% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Tennessee municipal securities of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally greater than 10 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Tennessee. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Tennessee income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Tennessee income taxes. The nominal maturity of the Fund will normally be 10 years or more. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Principal Risks of Investing

You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security, of the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in Tennessee municipal securities, events in Tennessee are likely to directly affect the Fund’s investments and its performance.

Tennessee’s non-agricultural economy is diversified among the following sectors: manufacturing, wholesale and retail trade, services and government. In 2011, Tennessee had per capita personal income of $36,533 (preliminary data) which ranked 36th in the United States (Source: Bureau of Economic Analysis).

The state’s average annual unemployment rate at the end of June 2012 stood at 8.1 percent compared with the national average of 8.2 percent (Source: U.S. Bureau of Labor Statistics). Tennessee had net tax-supported debt per capita of $343 as of calendar year-end 2011 which is substantially below the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012). As of June 30, 2012, the state’s general obligation debt was rated Aaa by Moody’s Investors Services and AA+ by Standard & Poor’s.

Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislation appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is diversified. A diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 15.99 years and an effective maturity of 5.25 years as of June 30, 2012.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	5.56%	September 30, 2009
Lowest Quarter Total Return:	-3.86%	December 31, 2010
2012 Year-to-Date Total Return for the nine months ended September 30, 2012:	5.71%

For the Periods Ended December 31, 2011	1 year	5 years	10 years
Return Before Taxes (%)	9.98%	4.42%	4.64%
Return After Taxes on Distributions (%)	9.98%	4.42%	4.64%
Return After Taxes on Distributions & Sale of Fund Shares (%)	7.83%	4.32%	4.55%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.38%

(Index reflects no deduction for fees, expenses or taxes)

MANAGEMENT

Investment Adviser

Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers

Vincent Harrison and Eugene Gard, CFA, serve as co-portfolio managers of the Fund. Mr. Harrison has been portfolio manager of the Fund since 2004. Mr. Gard joined Mr. Harrison as co-portfolio manager of the Fund in 2008 after active duty service in the United States Navy from 2001-2007.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the “Shareholder Information/ Buying Shares/Selling Shares”, “Shareholder Information/Tax Information”, and “Financial Intermediary Compensation” sections of this Prospectus found at pages 33-36.

Tennessee Tax-Free Short-to-Medium Series

INVESTMENT OBJECTIVES

The Fund seeks to provide a high level of income exempt from federal and Tennessee state taxes derived from Tennessee municipal securities without incurring undue risk to principal.

COSTS

Fees and Expenses of the Tennessee Tax-Free Short to Medium Series

Shareholder Fees (fees paid directly from your investment)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$10
Exchange Fee	NONE
Maximum Account Fee	NONE

Annual Operating Expenses of the Tennessee Tax-Free Short to Medium Series

Expenses that you pay each year as a percentage of the value of your investment¹

Management fee	0.50
Distribution fee (12b-1)	0.00
Shareholder Services fee	0.16
Other Expenses	0.22
Total Annual Fund Operating Expenses	0.88

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$92	$289	$501	$1,113

You would pay the same expenses assuming no redemption.

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 1.86% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to provide a steady flow of tax-exempt income derived from Tennessee municipal bonds of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally ranging from 2-7 years. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of Tennessee. The Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be exempt from Federal and Tennessee income taxes or (2) the Fund will have at least 80% of its net assets invested in securities exempt from Federal and Tennessee income taxes. The nominal maturity of the Fund will normally be between 2-7 years. Maintaining a steady stream of tax-exempt income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

Principal Risks of Investing

You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal securities, even though the securities are of investment grade, or possible loss of money. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security, of the Fund’s share price or distributions, and shares of the Fund are not insured.

Investment in the Fund may involve greater risk than an investment in a fund with a portfolio comprised of municipal securities issued by more than one state. This additional risk is due to the possibility of an economic or political development unique to a single state or region that may adversely affect the performance of a single state municipal bond fund. Since the Fund invests in Tennessee municipal securities, events in Tennessee are likely to directly affect the Fund’s investments and its performance.

Tennessee’s non-agricultural economy is diversified among the following sectors: manufacturing, wholesale and retail trade, services, and government. In 2011, Tennessee had per capita personal income of $36,533 (preliminary data) which ranked 36th in the United States (Source: Bureau of Economic Analysis).

The state’s average annual unemployment rate through the end of June 2012 stood at 8.1 percent compared with the national average of 8.2 percent (Source: U.S. Bureau of Labor Statistics). Tennessee had net tax-supported debt per capita of $343 as of calendar year-end 2011 which was substantially below the national net tax-supported debt median of $1,117 (Source: Moody’s Investors Services, 2012 State Debt Medians Report, May 22, 2012). As of June 30, 2012 the state’s general obligation debt was rated Aaa by Moody’s Investors Service and AA+ by Standard & Poor’s.

Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislation appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal securities are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the securities of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 5.03 years and an effective maturity of 3.49 years as of June 30, 2012. There is no assurance that the investment objective of the Fund will be achieved.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	3.65%	September 30, 2009
Lowest Quarter Total Return:	-1.79%	June 30, 2004
2012 Year-to-Date Total Return for the nine months ended September 30, 2012:	2.01%

For the Periods Ended December 31, 2011	1 year	5 years	10 years
Return Before Taxes (%)	5.06%	3.90%	3.57%
Return After Taxes on Distributions (%)	5.06%	3.90%	3.57%
Return After Taxes on Distributions & Sale of Fund Shares (%)	4.13%	3.74%	3.48%
Barclays Capital Municipal Bond Index	10.70%	5.22%	5.38%

(Index reflects no deduction for fees, expenses or taxes)

MANAGEMENT

Investment Adviser

Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers

Vincent Harrison and Eugene Gard, CFA, serve as co-portfolio managers of the Fund. Mr. Harrison has been portfolio manager of the Fund since 2004. Mr. Gard joined Mr. Harrison as co-portfolio manager of the Fund in 2008 after active duty service in the United States Navy from 2001-2007.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the “Shareholder Information/ Buying Shares/Selling Shares”, “Shareholder Information/Tax Information”, and “Financial Intermediary Compensation” sections of this Prospectus found at pages 33-36.

Taxable Municipal Bond Series

INVESTMENT OBJECTIVES

The Fund, which opened for investments on November 1, 2010, seeks to provide a high level of taxable income derived from taxable municipal bonds without incurring undue risk to principal.

COSTS

Fees and Expenses of the Taxable Municipal Bond Series

Shareholder Fees (fees paid directly from your investment)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$10
Exchange Fee	NONE
Maximum Account Fee	NONE

Annual Operating Expenses of the Taxable Municipal Bond Series

Expenses that you pay each year as a percentage of the value of your investment

Management fee	0.50
Distribution fee (12b-1)	0.00
Shareholder Services fee	0.15
Other Expenses	0.20
Total Annual Fund Operating Expenses	0.85

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$96	$298	$518	$1,150

You would pay the same expenses assuming no redemption.

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. For the year ended June 30, 2012, the Fund’s portfolio turnover rate was 0.0% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund seeks to provide a steady flow of taxable income derived from taxable municipal bonds of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized rating services at the time of purchase) with a nominal maturity normally greater than 10 years. The Fund generally purchases taxable municipal bonds with nominal maturities typically ranging from 10-30 years. The nominal maturity of the Fund will normally average between 10-30 years. Maintaining a steady stream of taxable income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

The interest earned on these securities is fully taxable at the federal level and may be subject to tax at the state level. In periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be taxable or (2) the Fund will have at least 80% of its net assets invested in taxable municipal bonds. The Fund may invest up to 20% of its net assets in taxable debt obligations other than municipal bonds, including but not limited to, U.S. Treasury securities and obligations of the U.S. government, its agencies, and instrumentalities. We may purchase bonds subject to the Alternative Minimum Tax (AMT) for this portfolio.

The Fund may also invest in taxable municipal bonds issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (“Build America Bonds”). Enacted in February 2009, the Act authorized state and local governments to issue taxable bonds for which, provided certain specified conditions are met, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to the interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in bonds (“tax credit” Build America Bonds). The federal interest subsidy on direct pay Build America Bonds continues for the life of the bonds. Build America Bonds provide an alternative form of financing to state and local governments and, in certain cases, may provide a lower net cost of funds to issuers.

Unlike most other municipal bonds, interest received on Build America Bonds is subject to federal income tax and may be subject to state tax. Issuance of Build America Bonds ceased on December 31, 2010, as Congress declined to extend the provisions of the Act.As such, at the present time issuers do not have the ability to issue new Build America Bonds. However, Build America Bonds continue to be actively traded in the secondary market. Various legislative proposals to revive the Act have been introduced in Congress, but to date, none of the proposed legislation has been acted upon. Accordingly, there is no guarantee that issuers will be able to issue Build America Bonds in the future.

The Fund does not invest in any “tax credit” bonds authorized by the Act. As such, the Fund does not receive or pass through to shareholders tax credits as a result of investments.

Principal Risks of Investing

You may lose money investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government.

The principal risk of investing in the Fund is the possibility of default on the municipal bonds, even though the bonds are of investment grade, or possible loss of money. Changes in economic conditions or other circumstances may reduce the capacity of issuers of taxable municipal bonds to make principal and interest payments and may lead to defaults. An issuer of municipal securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. A number of the securities held in the Fund’s portfolio may be insured securities. A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of such securities, the Fund’s share price, and Fund performance. The Fund’s performance might also be adversely affected by the inability of an insurer to meet its insurance obligations. It is important to note that insurance does not guarantee the market value of an insured security, of the Fund’s share price or distributions, and shares of the Fund are not insured.

Typically, as interest rates rise the price of municipal bonds will fall; conversely, municipal bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A municipal security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of municipal securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. Municipal securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price. The Fund may also invest in municipal lease obligations which differ from other municipal securities because the lease payments are subject to annual legislation appropriation. If the money is not appropriated, the lease can be cancelled without penalty and investors who own the lease obligations may not be paid.

The yields of municipal bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal bonds held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the securities of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the securities of a single issuer. The potential for investment of 50% of the portfolio in the bonds of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Build America Bonds may be less liquid than other types of municipal obligations. Less liquid bonds can become more difficult to value and illiquidity may negatively affect prices of bonds held in the portfolio. Because issuers of direct pay Build America Bonds have to meet certain requirements to receive a reimbursement from the U.S. Treasury, there is always the possibility that such requirements may not be met by the issuer. Under such a scenario, there is a risk that the reimbursement from the U.S. Treasury may be interrupted which may be a problem if the funds are pledged to service the debt of the underlying direct pay Build America Bonds. Additionally, if issuers owe money to the federal government, the reimbursement from the U.S. Treasury may be subject to an “offset” which could potentially reduce the amount of money available to service debt payments on direct pay Build America Bonds. Additionally, under the Budget Control Act of 2011, the Congressionally-mandated sequestration process could potentially result in a delay or interruption of payments to issuers of Build America Bonds. Any interruption, delay, and/or offset of the reimbursement from the U.S Treasury may reduce the demand for such direct pay Build America Bonds which may, in turn, reduce market prices and cause the value of Fund shares to fall.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. There is no assurance that the investment objective of the Fund will be achieved.

The Barclays Capital Taxable Municipal Bond Index had average annual total returns of 7.48 percent and 3.43 percent for the 1- and 3-year periods ending December 31, 2010, respectively. This information is provided to give some indication of the risks of investment in the Fund. The Barclays Capital Taxable Municipal Bond Index does not reflect any deduction for fees, expenses or taxes. The index only has historical data dating back to January 2006. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	11.29%	September 30, 2011
Lowest Quarter Total Return:	1.40%	March 30, 2011
2012 Year-to-Date Total Return for the nine months ended September 30, 2012:	6.73%

For the Periods Ended December 31, 2011	1 year	Since Inception November 2010
Return Before Taxes (%)	18.80%	10.85%
Return After Taxes on Distributions (%)	18.80%	8.61%
Return After Taxes on Distributions & Sale of Fund Shares (%)	14.24%	7.84%
Barclays Municipal Taxable Bond Index	20.42%	14.00%

(Index reflects no deduction for fees, expenses or taxes)

MANAGEMENT

Investment Adviser

Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers

Vincent Harrison and Eugene Gard, CFA, serve as co-portfolio managers of the Fund since inception.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the “Shareholder Information/ Buying Shares/Selling Shares”, “Shareholder Information/Tax Information”, and “Financial Intermediary Compensation” sections of this Prospectus found at pages 40-44.

Intermediate Government Bond Series

INVESTMENT OBJECTIVES

The Fund seeks to provide a high level of income derived from bonds issued by the U.S. Government and its agencies without incurring undue risk to principal.

COSTS

Fees and Expenses of the Intermediate Government Bond Series

Shareholder Fees (fees paid directly from your investment)

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends [and other distributions]	NONE
Redemption Fee	NONE
Redemption Fee if by wire transfer	$10
Exchange Fee	NONE
Maximum Account Fee	NONE

Annual Operating Expenses of the Intermediate Government Bond Series

Expenses that you pay each year as a percentage of the value of your investment

Management fee	0.20
Distribution fee (12b-1)	0.00
Shareholder Services fee	0.15
Other Expenses	0.16
Total Annual Fund Operating Expenses	0.51

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The example also assumes that your investment has a 5% return each year and that your operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$54	$168	$293	$657

You would pay the same expenses assuming no redemption.

Portfolio Turnover

The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.94% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES, RISKS AND PERFORMANCE

Principal Investment Strategies

At least eighty percent (80%) of the portfolio of the Intermediate Government Bond Series will be invested in securities issued by the U.S. Government or its agencies or instrumentalities, with the remainder of the portfolio invested in bank accounts fully insured by the FDIC or collateralized by bonds issued by the U.S. Government or its agencies or U.S. Treasury or Agency Notes and Bills. The nominal maturity of the Fund will normally range between 3-10 years. Maintaining a high level of income is a primary objective of the Fund. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the Fund’s portfolio are typically held for income purposes, rather than trading securities for capital gains. However, the investment adviser may sell a security at any time if it believes it could help the Fund meet its goals.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. The portfolio had a nominal maturity of 8.47 years and an effective maturity of 6.43 years as of June 30, 2012.

Principal Risks of Investing

You could lose money investing in the Fund. The principal risk of investing in the Fund is the possibility of default, even though the bonds are of investment grade, or possible loss of money. An issuer of government securities may be unable to make interest payments and repay principal when due. Changes in an issuer’s financial strength or in a security’s credit rating may affect the security’s value and, thus, impact Fund performance. Shares of the Fund are not insured by the U.S. government nor are the Fund’s share price or distributions.

Typically, as interest rates rise the price of government bonds will fall; conversely, government bond prices will rise when interest rates fall. In general, portfolios with longer average maturities are more sensitive to these price changes. A U.S. government security may be prepaid (called) before maturity. An issuer is more likely to call its securities when interest rates are falling. If a security is called, the Fund may have to replace it with a lower-yielding security. The Fund may hold a large number of securities subject to call risk. A call of some or all of these securities may lower the Fund’s income and yield and its distributions to shareholders. The prices of U.S. government securities may also be affected by market activity and supply and demand factors. When there are more buyers than sellers, prices tend to rise. Conversely, when there are more sellers than buyers, prices tend to fall. U.S. government securities may be issued on a when-issued or delayed basis, where payment and delivery take place at a future date. Since the market price of the security may fluctuate during the time before payment and delivery, the Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

The yields of government bonds are dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the U.S. government bond markets and general monetary and economic conditions. In periods of rising interest rates, the yield of the Fund typically would tend to be somewhat lower. When interest rates are falling, the inflow of net new money to the Fund will likely be invested in portfolio instruments producing lower yields than the balance of the Fund’s portfolio, reducing the current yield of the Fund. In period of rising interest rates, if there is an outflow of money, the yield may rise, although the share price will generally decline. The market values of U.S government bonds held by the Fund may go up or down, sometimes rapidly or unpredictably, as a result of market activity, interest rate fluctuation or as a result of supply and demand factors. Accordingly, the net asset value of our shares will fluctuate.

The portfolio of the Fund is non-diversified. A non-diversified portfolio may have as much as 50% of the portfolio invested in the bonds of a single issuer, while a diversified portfolio may have as much as 25% of the portfolio invested in the bonds of a single issuer. The potential for investment of 50% of the portfolio in the bonds of a single issuer may involve more risk, because the consequences of a default by that issuer would be greater than a default by an issuer representing only 25% of the portfolio.

The Fund is also subject to management risk because it is an actively managed investment portfolio. The Fund’s investment adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results. The Fund’s annual total returns may vary considerably from one year to the next.

The net asset value (NAV) of the Fund is calculated on a daily basis and may fluctuate considerably. There is no assurance that the investment objective of the Fund will be achieved.

Risk/Return Bar Charts and Tables

The following bar chart and table provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for the 1 year, 5 years,

10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.dupree-funds.com or by calling (800) 866-0614 or (859) 254-7741.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Highest Quarter Total Return:	6.01%	September 30, 2011
Lowest Quarter Total Return:	-1.81%	June 30, 2004
2012 Year-to-Date Total Return for the nine months ended September 30, 2012:	4.03%

For the Periods Ended December 31, 2011	1 year	5 years	10 years
Return Before Taxes (%)	10.14%	6.04%	5.40%
Return After Taxes on Distributions (%)	8.83%	4.47%	3.68%
Return After Taxes on Distributions & Sale of Fund Shares (%)	6.54%	4.24%	3.59%
Barclays Capital U.S. Intermediate Government Bond Index	6.08%	5.86%	4.87%

(Index reflects no deduction for fees, expenses or taxes)

MANAGEMENT

Investment Adviser

Dupree & Company, Inc. serves as the investment adviser and transfer agent for the Fund.

Portfolio Managers

Vincent Harrison and Eugene Gard, CFA, serve as co-portfolio managers of the Fund. Mr. Harrison has been portfolio manager of the Fund since 2004. Mr. Gard joined Mr. Harrison as co-portfolio manager of the Fund in 2008 after active duty service in the United States Navy from 2001-2007.

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the “Shareholder Information/ Buying Shares/Selling Shares”, “Shareholder Information/Tax Information”, and “Financial Intermediary Compensation” sections of this Prospectus found at pages 33-36.

SHAREHOLDER INFORMATION

BUYING SHARES

Our goal is to make doing business with us as easy as possible. You can buy shares at the next net asset value computed after we receive your investment in proper form as described below. There are no sales charges or loads. To help the government fight the funding of terrorism and money laundering activities, the USA Patriot Act requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

Terms of Offering

If you send us a check that does not clear, we may cancel your order and hold you responsible for any loss that we have incurred. We may recover our loss by redeeming shares held in your account, and we may prohibit or restrict you from placing future orders. The Trust does not accept third-party checks, money orders, travelers’ checks, or cash. We reserve the right to refuse official checks or cashier’s checks.

We retain the right to reject any order, and to raise or lower the minimum investment size for any persons or class of persons. An order to purchase shares is not binding on us until confirmed in writing by the Transfer Agent.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

Initial Investment

Your initial investment need only be $100.00 for any of our Funds.

Purchases Made By Wire Transfer

If this is an initial investment you must first call us to tell us the following:

•	How the account is to be registered
•	Name of Fund in which you wish to invest
•	Your address
•	Your tax identification number
•	Amount being wired
•	Name of wiring bank

Our wire instructions are directed to US Bank, Cincinnati, Ohio as follows:

US Bank	ABA # 0420-0001-3
Alabama Tax-Free Income Series	#821-602-844
Kentucky Tax-Free Income Series	#483-622-098
Kentucky Tax-Free Short-to-Medium Series	#483-622-106
Mississippi Tax-Free Income Series	#821-637-840
North Carolina Tax-Free Income Series	#483-622-338
North Carolina Tax-Free Short-to-Medium Series	#483-622-346
Tennessee Tax-Free Income Series	#483-622-122
Tennessee Tax-Free Short-to-Medium Series	#483-622-130
Intermediate Government Bond Series	#483-622-148
Taxable Municipal Bond Series	#130113753839

If you are adding to an existing account by wire transfer, please call us ahead of time with your name and account number.

Purchases Made By Mail

Make your check payable to the Fund you want to invest in and send your check to:

Dupree Mutual Funds

P.O. Box 1149

Lexington, KY 40588-1149

Along with one of the following:

•	A completed new account form (if new account)
•	The detachable stub which you will find at the top of your most recent account statement
•	A letter specifying the account number and name of Fund

Funds deposited into your Dupree account may not be withdrawn until the Transfer Agent has confirmed that the funds used to purchase Dupree shares have cleared your bank.

Automatic Purchase Plan

Once your account is open, you may make investments automatically by authorizing Dupree Mutual Funds to draw on your bank account. Please call us at the phone number on the back cover for more information.

Individual Retirement Accounts

Shareholders of the Intermediate Government Bond Series and Taxable Municipal Bond Series may establish Individual Retirement Accounts. The tax-exempt municipal bond Funds are not eligible for IRA accounts. Please contact us for more information and account application forms.

SELLING SHARES

You may sell all or part of the shares in your account at any time without any penalties or sales commissions. The sale of shares may result in a capital gain or loss depending upon your original cost basis. To sell shares, simply use one of the methods described below. We generally do not require a signature guarantee (but reserve the right to do so); however, on your account application, you will be asked to indemnify and hold harmless the Trust, the Transfer Agent and their officers, agents and employees, from losses, claims, expenses and liabilities based on actions taken as the result of your instructions. The Trust will utilize reasonable procedures, such as recording telephone redemption requests or making inquiries of information that should only be known to the shareholder and the Trust, to confirm that instructions communicated by telephone or in writing are genuine. If reasonable procedures are followed by the Trust, it will not be liable for losses due to unauthorized or fraudulent telephone instructions.

By Telephone

In Lexington, KY (859) 254-7741

Toll Free National Number (800) 866-0614

All accounts will automatically receive telephone redemption, exchange and transfer privileges unless indicated otherwise on the initial application form. We will mail or wire the money only to the address or bank account previously filed with us. Changes to any redemption instructions must be made in writing and signed by all owners. The telephone cannot be used to redeem shares for which you hold certificates of beneficial interest or until the Transfer Agent has confirmed that funds used to purchase Dupree Shares have cleared your bank, typically 7 business days after receipt of funds.

By Mail

You must send us a written request for redemption, signed by each registered holder exactly as the shares are registered along with (if applicable):

•	Any certificates of beneficial interest
•	Documents required by Corporations, Executors, Administrators, Trustees and Guardians.

Third-Party Investments

If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

Payment of Redemption Proceeds

The Transfer Agent will normally mail a check or wire redemption proceeds the business day following the receipt of necessary documents in required form. In order to receive proceeds by wire the redeeming amount must be at least $500.00. A $10.00 wire charge fee applies to all redemptions processed by wire. The Transfer Agent may deduct the wire charge from the redemption proceeds. Your own bank may also impose a wire charge on your account to which the funds are wired. There is no fee for processing redemption proceeds through the Automated Clearing House (ACH) electronic funds transfer system. Electronic transfers processed through the ACH system may take up to 48 hours to clear your bank.

We reserve the right on all redemptions to delay payment seven days if to do otherwise would negatively affect existing shareholders.

Shares redeemed to close an account will earn dividends through the date of redemption. In addition to the redemption proceeds, redeeming shareholders will receive dividends declared but unpaid. If you redeem only a portion of your shares, you will receive all dividends declared and unpaid on all your shares on the next dividend payment date.

Redemption Price

The redemption price of shares redeemed will be their net asset value per share as calculated in the first determination of net asset value after the Trust has received all necessary documents in proper form.

Suspension of Redemption

We may suspend the right of redemption or postpone payment for more than seven days during any of the following:

•	The New York Stock Exchange is closed
•	The Securities and Exchange Commission determines trading on the Exchange is restricted
•	There is an emergency as determined by the commission where it is not reasonably practicable for us to dispose of securities.
•	Such other period as the Commission may by order permit for the protection of the shareholders

Redemption by Trust

If your account balance falls below $100 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will mail you a notice requesting that you bring the account balance back up to the minimum investment amount of $100. If you choose not to do so within thirty (30) days from the date of notice, we will close your account and mail the proceeds to the address of record.

If you should move to a state where the Trust does not routinely offer its shares for sale or if you should transfer or attempt to transfer any of your shares to another person residing in a state where the Trust does not routinely offer its shares for sale, the Trust reserves the right to involuntarily redeem your shares and close out your account and/or modify your dividend payment option to receive your dividends in cash in lieu of reinvestment of said dividends in the Trust.

The Trust reserves the right to redeem, at any time without notice, any account if it is determined that the account owner is not complying with the Trust’s policies and procedures.

Redemption In-Kind

The Trust does not reserve the right to redeem in-kind.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as “undeliverable” or (2) have not been negotiated within six months from the date of issuance, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that have not been negotiated within six months from the date of issuance will be considered void. The check will be canceled and the money reinvested in the appropriate Fund on your behalf.

Transfer and Exchange of Shares

You may transfer your shares to another owner. You may exchange shares between Funds offered in your state of residence without a sales charge at the next determination of net asset value; however, the Trust reserves the right to reject any exchange in excess of $50,000 and to modify or terminate the exchange privilege at any time only upon sixty (60) days written notice. An exchange is treated for federal tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss, depending on the cost or other tax basis of the shares exchanged. No representation is made as to the deductibility of any such loss. The Transfer Agent will provide you with information about the documents required.

Withdrawal Plan

You may withdraw fixed or variable amounts from your account at regular intervals. Once started, a withdrawal plan may be discontinued at any time without penalty upon receiving written instructions from you.

Inactive Accounts

If your account is inactive (i.e., you do not make any deposits or withdrawals) and you have not otherwise communicated with us about your account during the applicable period provided by law, we may be required to report your account as “abandoned property” to the appropriate state authority under the relevant escheat laws.

DIVIDENDS AND DISTRIBUTIONS

Generally, we declare dividends separately for each Fund each business day. The Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series pay such dividends as of the last business day of each quarter. The Kentucky, North Carolina and Tennessee Short-to-Medium Series, the Taxable Municipal Bond Series and the Intermediate Government Bond Series pay such dividends as of the last business day of each month. If no other business day(s) intervenes between a weekend or holiday on which the Dupree office is closed, then dividends will be paid on the second to last business day of the quarter (Income Series) or month (Short-to-Medium Series, Taxable Municipal Bond Series and Intermediate Government Bond Series). The Trustees have the authority to change dividend payment dates.

Net investment income consists of all interest income accrued on portfolio securities less all expenses. Capital gains, if any, will normally be distributed between October 31 and January 31 in order to comply with federal income tax regulations (See Statement of Additional Information for additional information). Income dividends and capital gains distributions, if any, will be paid in additional shares by credit to the shareholder’s account or in cash at the shareholder’s election. Any such election remains in effect until the Transfer Agent receives notice terminating the election at least three days before the payment date of a dividend or distribution. The available elections are indicated on the new account application form.

FREQUENT PURCHASES AND REDEMPTION OF FUND SHARES

Frequent purchases and redemptions by a shareholder in any Fund may be disruptive of our efforts to maximize the yield of the Fund because it may mean that cash is not invested or that borrowing to pay redemption proceeds may be necessary. Management of the Trust monitors trading practices of shareholders and has not detected patterns of frequent purchases and redemptions. Accordingly, the Trustees have elected not to adopt a policy or procedure to restrict such practices, but reserve the right to do so if frequent trading practices are detected. As stated above, we reserve the right to reject any order to purchase shares or to delay payment of redemption proceeds seven (7) days if to do otherwise would negatively affect existing shareholders.

TAXES

Each Series of the Trust has qualified as a “regulated investment company (RIC)” under the Internal Revenue Code. Accordingly, we must distribute at least 90% of our net income earned in any year. Ordinarily, the dividends we pay our shareholders of the tax-exempt municipal bond funds will be exempt interest dividends that will be excludable from gross income for federal (including alternative minimum tax) and state income tax purposes in certain states.

Bond Counsel for the bonds held in the tax exempt municipal bond funds have not undertaken to advise in the future whether any events after the date of issuance of the bonds may affect the tax exempt status of interest on the bonds or the tax consequences of ownership of the bonds. No assurance can be given that future legislation, or amendments to the tax code, if enacted into law, will not contain provisions which could directly or indirectly reduce the benefit of the exclusion of the interest on the bonds from gross income for federal income tax purposes. Without limiting the generality of the foregoing, prospective purchasers should be aware that the President’s 2013 proposed budget would limit the exclusion from gross income of interest on the bonds for holders whose adjusted gross income for federal income tax purposes exceeds certain thresholds (for any taxable year beginning on or after January 1, 2013) in order to provide a tax benefit not greater than 28% of such interest. This would prevent such holders from realizing the full current benefit of the federal tax status of such interest. The President’s budget proposal may also affect the value of the bonds and tax exempt bonds generally. As of the effective date of this Prospectus, no action has been taken on the tax-exempt bond proposals in the President’s 2013 budget proposal. Several bills have also been introduced in Congress that, if enacted, would curtail or eliminate the tax-exemption either retroactively or prospectively. Purchasers of the tax-exempt municipal bond funds should consult their own tax advisors regarding the potential consequences of the President’s budget proposal and/or other legislative proposals to the treatment of interest on the bonds and distributions paid by the tax exempt municipal bond funds. Because many states adopt the Internal Revenue Code as a part of the state taxation system, any changes to the federal income and/or capital gains laws may result in changes to state tax laws, resulting in a loss of or reduction in the exemption of municipal bond interest for state income tax purposes.

The IRS may audit the issuers of municipal bonds and, in rare instances, declare that the interest paid on certain municipal bonds that were originally issued as tax-exempt bonds is not excludable from gross income. Such reclassifications or actions could cause interest from a municipal security to become taxable retroactively thereby increasing your tax liability. Moreover, such reclassifications or actions could cause the value of a security to drop which may result in a decline in the value of a Fund’s shares. While the reclassification of income by the IRS is a relatively rare event, it is nonetheless a risk of investing in tax-exempt municipal bonds.

Dividends and distributions paid on the Intermediate Government Bond Series and the Taxable Municipal Bond Series generally will be subject to federal income tax and may be subject to state income tax.

Distributions of income from investments in non-municipal securities or net short-term capital gains or net long-term capital gains exceeding our capital loss carry forwards (if any) will be taxable as more fully described in the “Statement of Additional Information.” Ad valorem taxes may also be imposed in some states. The sale of shares may result in a capital gain or loss depending upon your original cost basis. An exchange of Fund shares for shares of another Fund will be treated as a sale of the original Fund shares, and any gain on the transaction may be subject to federal and state income taxes.

You must report your total tax-free income on your federal income tax return. The IRS uses this information to help determine the tax status of any social security payments you may receive during the year. Tax-exempt dividends paid to social security recipients may increase the portion of social security benefits that is subject to tax. You should always consult with your tax adviser about the effects of investments in the Trust and recognize that the tax laws of the several states afford different tax treatment to their residents.

FINANCIAL INTERMEDIARY COMPENSATION

If you purchase shares of the Trust through a broker-dealer or other financial intermediary (such as a bank), Dupree & Company, Inc., an affiliated entity of the Trust, may pay the intermediary for the sale of Trust shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Trust over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FURTHER INFORMATION TAX-EXEMPT MUNICIPAL BOND SERIES

Investment Objectives and Principal Investment Strategies

All of our single state tax-exempt municipal bond Funds, whatever their maturity range, have an investment objective of realizing a high level of tax-exempt income without incurring undue risk to principal by investing in state specific municipal securities. The interest earned on these securities, in the opinion of bond counsel for the issuer, is exempt from federal and state taxation in the state of issuance. In conformity with guidelines of the Securities and Exchange Commission, each single state tax-exempt municipal bond Fund has a fundamental policy that during periods of normal market conditions either (1) the Fund’s assets will be invested so that at least 80% of the income will be tax-exempt or (2) the Fund will have at least 80% of its net assets invested in tax-exempt securities. In addition, under normal market conditions, at least 65% of the value of each Fund’s assets will be invested in municipal securities of the state identified in the title of the Fund.

Yield on municipal securities is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal securities vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. The types of municipal securities and the general characteristics of each type are described in the “Statement of Additional Information”.

All of our single state tax-exempt municipal bond Funds have fundamental policies of investing at least 80% of the value of the assets in securities meeting the following quality standards:

A)	Bonds rated at the time of purchase within the four highest grades assigned by U.S. nationally recognized rating services.

B)	Notes rated at the time of purchase within the three highest grades assigned by U.S. nationally recognized rating services; and bonds and notes not rated by a recognized rating agency within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds or notes secured by United States Treasury Bills or Notes).

C)	No more than 20% of the value of our total assets in any of the Funds will be invested in securities which are not rated. The Trust will not purchase securities which in the opinion of the Investment Adviser would not have been rated in one of the grades specified above. In addition, our Investment Adviser will make its own evaluation of each security it selects for each portfolio and will continue to evaluate each portfolio security so long as we hold it.

As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the Funds are those producing income exempt from both federal and state income taxes in the states where the securities were originally issued, though ad valorem taxes may be due in some states. The IRS may audit issuers of municipal bonds and, in rare instances, declare that the interest paid on certain municipal bonds that were originally issued as tax-exempt bonds is not excludable from adjusted gross income. We do not purchase securities subject to the Alternative Minimum Tax (AMT) for our any of our tax-exempt municipal bond Funds.

The investment policies may not be changed without approval of the holders of a majority of the outstanding shares representing each Fund. The only exception to the policies previously described is that we may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our investment adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the investment adviser deems necessary for temporary defensive purposes.

The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit; banker’s acceptances and other short-term debt obligations of United States and Canadian banks with total assets of at least $1,000,000,000; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody’s; and repurchase agreements relating to an underlying security in which we are authorized to invest. When investing in taxable obligations and cash equivalents on a short term basis, our investment objective of producing income exempt from both federal and state income taxes may not be realized.

For the single state tax-exempt municipal bond Funds, we generally purchase municipal securities with maturities that provide the maximum amount of yield to shareholders without incurring undue risk to principal. This strategy generally results in the Income Series Funds having an average nominal maturity of 10-20 years. For the Short-to-Medium Series Funds, we typically purchase municipal securities to maintain approximately a 5-year average dollar-weighted maturity. Though we typically employ a buy and hold strategy for all of our single state tax-exempt municipal bond funds, bonds are sometimes called by the issuer or sold prior to maturity.

Risks

The inherent risk associated with investment in municipal securities is the risk of default. In addition, the net asset value of our shares may be impacted by the general economic conditions in the country and/or within the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively. The limitation of our investments of each Fund to a single state may involve greater risk than if we invested in municipal securities issued by more than one state, due to the possibility of an economic or political development that could uniquely affect the ability of issuers to meet the debt obligations of the securities.

State income in the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, as with all states, is subject to fluctuation on a year to year basis. Changes in an issuer’s financial strength or changes in the credit rating assigned to an obligation may also affect the value of that security. Consequently, the downgrading of the credit quality of an obligation may result in a decrease in share price. State constitutional limits on tax increases, budget deficits, erosion of the tax base, and other financial difficulties may also pose a risk to timely payment on municipal securities.

Many municipal securities may be called or redeemed before maturity. Each single state tax-exempt municipal bond fund may have a large amount of its assets invested in securities subject to call risk. If securities are called or redeemed, the proceeds may have to be reinvested in lower yielding securities thereby potentially reducing the Series’ income and any distribution to shareholders. The nominal maturity takes into consideration the final maturity of a security only. The effective maturity takes into consideration the possibility that the issuer may call the bond before its maturity date.

The single state tax-exempt municipal bond Funds may invest in municipal lease obligations, including but not limited to certificates of participation, which may involve additional risks since the relevant legislative body must appropriate public funds annually to make the lease payments. If public funds are not appropriated, municipal lease obligations may be canceled without penalty thereby raising the risk that an investor may not be paid.

State Specific Risk Factors (Summary)

State and local governments have continued to successfully address ongoing fiscal challenges brought about by the deep recession in 2008. According to data compiled by The Nelson A. Rockefeller Institute of Government (NRIG), state tax revenues grew by 4.7 percent in the first quarter of 2012 and 3.0 percent (based on preliminary data) in the second quarter of this year on a year-over-year basis. Tax collections have now risen for ten consecutive quarters, beginning with the first quarter of 2010. This growth followed five quarters of declines brought on by the recession that began in 2008. Notwithstanding the positive revenue trend, states and local governments continue to face tough choices in connection with balancing their budgets. In contrast to states, local governments rely primarily on property taxes. Tax collections at the local level have declined as a sharp drop in housing prices has continued to negatively impact real property assessments. According to data compiled by NRIG, local property tax revenues declined by 0.9 percent in the first quarter of 2012. The decline in property tax collections is likely to persist for some time as housing prices are still declining in many jurisdictions. Localities also rely on state assistance which is being cut due to economic stress.

Like most states, Kentucky, Alabama, North Carolina, Tennessee, and Mississippi have had to address large budget deficits since the recession commencing in 2008. These states have taken a variety of steps such as reducing spending, terminating employees, reducing services, increasing taxes, and depleting rainy day budget surplus funds to balance their budgets which they are required to do by their respective state constitutions. Fiscal recovery for states historically lags behind a national economic turnaround. Economists generally expect the current economic recovery in employment to be slower than those in prior recessions, reflecting efforts by businesses and individuals to rebuild balance sheets after declines in housing and financial asset values. The seasonally adjusted national unemployment rate was 8.2 percent at the end of June 2012. The unemployment rates in North Carolina and Mississippi were slightly higher than the national average at the end of June; the unemployment rates in Kentucky, Tennessee, and Alabama either matched or were slightly below the national average. It is important to note that economic, budget, political, and other considerations within any state are unpredictable and subject to change at any time.

Large and growing debt and pension burdens will continue to present challenges for state and local governments. Unfunded pension liabilities have grown more rapidly in recent years because of weaker-than-expected investment results, previous benefit enhancements and, in some states, failure to pay the full annual required contribution. Demographic factors such as the retirement of Baby Boom generation employees and increasing life expectancy of beneficiaries are also adding to liabilities. New accounting standards for government pension plans will become effective next year and will likely result in many states and localities reporting materially higher unfunded pension liabilities. While many states have begun to respond to these challenges by making changes to their pension plans, additional reforms will be necessary.

Investors in single-state municipal bond funds should be aware that large unfunded pension obligations that are not addressed in a satisfactory manner could potentially result in a state or locality having the credit rating of its bonds downgraded. Additionally, large unfunded pension liabilities could potentially lead to a municipality filing a bankruptcy petition under Chapter 9 of the U.S. Bankruptcy Code. A credit rating downgrade or the filing of a municipal bankruptcy could lead to a drop in prices and corresponding increase in yields for any affected municipal securities.

The economies of Alabama, Kentucky, Mississippi, North Carolina and Tennessee appear to be sufficiently diverse that an economic decline in any single segment of a state's economy would not necessarily lead to the non-payment of debt service on municipal bonds issued by those states.

Portfolio Holdings

The Trust’s policies for disclosure of its portfolio securities are set forth in the Statement of Additional Information and the Trust’s web site at www.dupree-funds.com.

The weighted average ratings of the securities held by the Trust on June 30, 2012, the ending date of the fiscal year, were:

	Aaa/AAA	Aa/AA	A	Baa/BBB	NR
Tax-Exempt Municipal Bonds	%	%	%	%	%
Alabama Tax-Free Income Series	6.18	71.60	15.50	1.14	5.58
Kentucky Tax-Free Income Series	9.16	81.32	3.52	4.95	1.05
Kentucky Tax-Free Short-to-Medium Series	13.03	81.34	4.54	1.09	0.00
Mississippi Tax-Free Income Series	9.81	73.64	12.75	2.72	1.08
North Carolina Tax-Free Income Series	3.74	74.25	20.62	1.39	0.00
North Carolina Tax-Free Short-to-Medium Series	19.10	59.11	20.10	0.00	1.69
Tennessee Tax-Free Income Series	2.39	72.10	20.18	3.11	2.22
Tennessee Tax-Free Short-to-Medium Series	18.48	65.79	13.62	2.11	0.00

The Board of Trustees of the Trust, acting upon information furnished by the Investment Adviser, has determined that the unrated bonds held by each Fund were comparable to rated bonds in the following categories:

	Aaa/AAA	Aa/AA	A	Baa/BBB	NR
	%	%	%	%	%
Alabama Tax-Free Income Series	0.47	3.90	0.34	0.87	5.58
Kentucky Tax-Free Income Series	0.50	0.55	0.00	0.00	1.05
Kentucky Tax-Free Short-to-Medium Series	0.00	0.00	0.00	0.00	0.00
Mississippi Tax-Free Income Series	0.07	0.00	0.88	0.13	1.08
North Carolina Tax-Free Income Series	0.00	0.00	0.00	0.00	0.00
North Carolina Tax-Free Short-to-Medium Series	0.00	0.00	1.69	0.00	1.69
Tennessee Tax-Free Income Series	1.17	0.00	0.26	0.79	2.22
Tennessee Tax-Free Short-to-Medium Series	0.00	0.00	0.00	0.00	0.00

No mutual fund is a complete investment program. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. More detailed information about the Trust, its investment policies, restrictions and risks can be found in the Trust’s Statement of Additional Information (SAI).

FURTHER INFORMATION TAXABLE MUNICIPAL BOND SERIES

Investment Objectives and Strategies

The Fund seeks to provide a high level of taxable income derived from taxable municipal bonds without incurring undue risk to principal. The interest earned on these bonds is fully taxable at the federal level and may be taxable at the state level.

Yield on municipal bonds is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the municipal securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher credit quality pay lower yields than issues of longer maturity and/or lower credit quality. The market values of municipal bonds vary depending upon available yields both in the municipal securities markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates rise and rising as interest rates fall. The types of municipal bonds and the general characteristics of each type are described in the “Statement of Additional Information”.

The Taxable Municipal Bond Fund has a fundamental policy of investing at least 80% of the value of the assets in taxable municipal bonds meeting the following quality standards:

A)	Bonds rated at the time of purchase within the four highest grades assigned by U.S. nationally recognized rating services.

B)	Notes rated at the time of purchase within the three highest grades assigned by U.S. nationally recognized rating services; and bonds and notes not recognized by U.S. nationally recognized rating services within the grades specified above, but secured by the full faith and credit of the United States government (e.g., refunded or defeased bonds or notes secured by United States Treasury bills or Notes).

C)	No more than 20% of the value of our total assets in the Fund will be invested in bonds which are not rated.The Trust will not purchase bonds which in the opinion of the investment adviser would not have been rated in one of the grades specified above. In addition, our investment adviser will make its own investment evaluation of each bond it purchases for the portfolio of the Fund and will continue to evaluate each portfolio security so long as we hold it.

As an additional matter of fundamental policy, except as indicated below, the only securities we will purchase for the Fund’s portfolio are those producing income taxable at the federal level and which may be taxable at the state level.

The investment policies may not be changed without approval of the holders of a majority of the outstanding shares of the Fund. The only exception to the policies previously described is that we may temporarily invest up to 50% of the value of our total assets in certain non-municipal taxable obligations such as U.S. Treasury securities; certificates of deposit; bankers acceptances and other short-term obligations of the United States and Canadian banks with total assets of at least $1 billion; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody’s; and repurchase agreements relating to an underlying security in which we are authorized to invest. When investing in taxable obligations and cash equivalents on a short-term basis, our investment objective of realizing a high level of current income may not be realized.

The Fund will normally have a nominal maturity greater than 10 years. The Fund anticipates purchasing taxable municipal bonds with nominal maturities typically ranging from 15-30 years. Although we generally employ a buy and hold strategy for our Fund, bonds are sometimes called by the issuer or sold prior to maturity. We may purchase bonds subject to the Alternative Minimum Tax (AMT) for our Taxable Municipal Bond Series.

Risks

The inherent risk associated with investment in taxable municipal bonds is the risk of default. In addition, the net asset value of our shares may be impacted by the general economic conditions in the country and/or within the various states in which we purchase taxable municipal bonds. State income is subject to fluctuation on a year to year basis. Changes in an issuer’s financial strength on changes in the credit rating assigned to a bond may also affect the value of that bond. Consequently, the downgrading of the credit quality of a bond may result in a decrease in share price. State constitutional limits on tax increases, budget deficits, erosion of the tax base, and other financial difficulties may also pose a risk to timely payment on bonds.

Many taxable municipal bonds may be called or redeemed before maturity. The Fund may have a large amount of assets invested in bonds subject to call risk. If bonds are called or redeemed, the proceeds may have to be reinvested in lower yielding bonds thereby potentially reducing the Fund’s income and any distribution to shareholders. The nominal maturity takes into consideration the final maturity of a bond only. The effective maturity takes into consideration the possibility that the issuer may call the bond before its maturity date. The Fund may also invest in taxable municipal lease obligations, including but not limited to certificates of participation, which may involve additional risks since the relevant legislative body must appropriate public funds annually to make the lease payments. If public funds are not appropriated, taxable municipal lease obligations may be canceled without penalty thereby raising the risk that an investor may not be paid.

Build America Bonds may be less liquid than other types of municipal obligations. Less liquid bonds can become more difficult to value and illiquidity may negatively affect prices of bonds held in the portfolio. Because issuers of direct pay Build America Bonds have to meet certain requirements to receive a reimbursement from the U.S. Treasury, there is always the possibility that such requirements may not be met by the issuer. Under such a scenario, there is a risk that the reimbursement from the U.S. Treasury may be interrupted which may be a problem if the funds are pledged to service the debt of the underlying direct pay Build America Bonds. Additionally, if issuers owe money to the federal government, the reimbursement from the U.S. Treasury may be subject to an “offset” which could potentially reduce the amount of money available to service debt payments on direct pay Build America Bonds. Additionally, under the Budget Control Act of 2011, the Congressionally-mandated sequestration process could potentially result in a delay or interruption of payments to issuers of Build America Bonds. Any interruption, delay, and/or offset of the reimbursement from the U.S Treasury may reduce the demand for such direct pay Build America Bonds which may, in turn, reduce market prices and cause the value of Fund shares to fall.

Portfolio Holdings

The Trust’s policies for disclosure of its portfolio securities are set forth in the Statement of Additional Information and the Trust’s website at www.dupree-funds.com.

The weighted average ratings of the securities held by the Trust on June 30, 2012, the ending date of the fiscal year were:

	Aaa/AAA	Aa/AA	A	Baa/BBB	NR
	%	%	%	%	%
Taxable Municipal Bond Series	0.00	92.32	7.68	0.00	0.00

No mutual fund is a complete investment program. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. More detailed information about the Trust, its investment policies, restrictions and risks can be found in the Trust’s Statement of Additional Information (SAI).

FURTHER INFORMATION INTERMEDIATE GOVERNMENT BOND SERIES

Investment Objectives and Strategies

The Fund seeks to provide a high level of current income without incurring undue risk to principal by investing at least 80% of the value of our total assets in a professionally managed non-diversified portfolio of bonds: (1) issued by the U.S. Government such as U.S. Treasury Bonds; or (2) issued by agencies or instrumentalities of the U.S. Government, such as, but not limited to, obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), the Government National Mortgage Association (Ginnie Mae), and the Federal Home Loan Bank. The remaining assets may be invested in bank accounts fully insured by the FDIC or collateralized by bonds described in 1) and 2); repurchase agreements fully collateralized by bonds described in 1) and

2); and U.S. Treasury or Agency Notes and Bills. The types of bonds the Series invests in and a discussion of their characteristics are described in the “Statement of Additional Information.”

U.S. Government bonds may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the right to borrow from the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. Government bonds, including Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are sponsored or chartered by Congress but their bonds are neither issued nor guaranteed by the U.S. Treasury. Ginnie Mae bonds are U.S. Government bonds which represent interests in pools of mortgage loans. The principal and interest payments on Ginnie Mae’s are fully guaranteed by the U.S. Government.

Risks

Generally speaking, U.S. Government bonds are high quality securities. However, as with any investment, there are risks associated with investing in U.S. Government bonds. The yield on U.S. Government bonds is dependent on a variety of factors, including the maturity and quality of the particular obligation, the size of the total offering, prevailing conditions in the U.S. Government securities markets and general monetary and economic conditions. Generally, issues of shorter maturity and/or higher quality pay lower yields than issues of longer maturity and/or lower quality. The market values of U.S. Government bonds vary depending upon available yields both in the U.S. Government bond markets and in the short-term money markets. Therefore, the net asset value of our shares will change as interest rates fluctuate, generally declining as interest rates rise and rising as interest rates fall. Typically, the longer the maturity of a bond, the greater the impact a change in interest rates could have on a bond’s price.

Changes in an issuer’s financial strength or changes in the credit rating assigned to a bond may also affect the value of that bond. Many U.S. Government bonds may be called or redeemed before maturity. The Intermediate Government Bond Series may have a large amount of its assets invested in bonds subject to call risk. If bonds are called or redeemed, the proceeds may have to be reinvested in lower yielding bonds thereby potentially reducing the Series’ income and any distribution to shareholders. Neither the Fund’s share price nor its yield is guaranteed by the U.S. Government

Portfolio Holdings

The Trust’s policies for disclosure of its portfolio securities are set forth in the Statement of Additional Information and the Trust’s web site at www.dupree-funds.com.

The weighted average ratings of the securities held by the Trust on June 30, 2012, the ending date of the fiscal year, were:

	Aaa/AAA	Aa/AA	A	Baa/BBB	Ba1/B-	NR
	%	%	%	%	%	%
Intermediate Government Bond Series	100.00	0.00	0.00	0.00	0.00	0.00

No mutual fund is a complete investment program. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government. Mutual fund shares involve investment risks, including the possible loss of principal. More detailed information about the Trust, its investment policies, restrictions and risks can be found in the Trust’s Statement of Additional Information (SAI).

ORGANIZATION AND MANAGEMENT OF THE TRUST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Trust offers shares of beneficial interest of separate Funds or Series without par value.

Shares of ten Funds as described in this Prospectus are being offered for sale.

Each share has one vote. Fractional shares have proportionate voting rights and participates pro-rata in dividends and distributions. Our shares have cumulative voting rights for the election of Trustees. On matters affecting an individual Fund, a separate vote of the Fund is required. Shareholders of a Fund are only entitled to vote on matters affecting the specific Fund(s) in which they are invested.

We are registered as a diversified, open-end investment company of the management type under the Investment Company Act of 1940; however, each Fund may or may not be diversified. Our shares, which are offered continuously, are registered for sale under the Securities Act of 1933.

The Alabama Tax-Free Income Series is available for sale in the following states: Alabama; Florida; Georgia; Illinois; Indiana; Kentucky; North Carolina; Ohio; South Carolina; Tennessee; Texas; and Virginia.

The Kentucky Tax-Free Income Series is available for sale in the following states: Alabama; Florida; Georgia; Illinois; Indiana; Kentucky; Mississippi; North Carolina; Ohio; South Carolina; Tennessee; Texas; and Virginia.

The Kentucky Tax-Free Short-to-Medium Series is available for sale in the following states: Alabama; Florida; Georgia; Illinois; Indiana; Kentucky; North Carolina; Ohio; South Carolina; Tennessee; Texas; and Virginia.

The Mississippi Tax-Free Income Series is available for sale in the following states: Florida; Georgia; Illinois; Indiana; Kentucky; Mississippi; North Carolina; Ohio; South Carolina; Tennessee; Texas; and Virginia.

The North Carolina Tax-Free Income Series is available for sale in the following states: Alabama; Florida; Georgia; Illinois; Indiana; Kentucky; Mississippi; North Carolina; Ohio; South Carolina; Tennessee; Texas and Virginia.

The North Carolina Tax-Free Short-to-Medium Series is available for sale in the following states: Florida; Georgia; Illinois; Indiana; Kentucky; Mississippi; North Carolina; Ohio; South Carolina; Tennessee; Texas; and Virginia.

The Tennessee Tax-Free Income Series is available for sale in the following states: Alabama; Florida; Georgia; Illinois; Indiana; Kentucky; Mississippi; North Carolina; Ohio; South Carolina; Tennessee; Texas; and Virginia.

The Tennessee Tax-Free Short-to-Medium Series is available for sale in the following states: Alabama; Florida; Georgia; Illinois; Indiana; Kentucky; Mississippi; North Carolina; Ohio; South Carolina; Tennessee; Texas; and Virginia.

The Taxable Municipal Bond Series is available for sale in the following states: Alabama, Florida; Georgia; Illinois; Indiana; Kentucky; Mississippi; North Carolina; Ohio; South Carolina; Tennessee; Texas; and Virginia

The Intermediate Government Bond Series is available for sale in the following states: Alabama; Florida; Georgia; Illinois; Indiana; Kentucky; Mississippi; North Carolina; Ohio; South Carolina; Tennessee; Texas; and Virginia.

We offer and redeem our shares at current net asset value.

Trustees

The Trustees of the Trust consist of six individuals, all of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940. The Trustees of the Trust are responsible for the overall supervision of the operations of the Trust and perform the various duties imposed upon the directors or trustees of investment companies by the Investment Company Act of 1940.The Trustees of the Trust are:

James C. Baughman, Jr.: Director, President, Secretary, Treasurer, Office Suites Plus, Inc.

Lucy A. Breathitt: Alexander Farms, farming, cattle and tobacco.

William A. Combs, Jr.: Officer, Director: Mercedes-Benz of Cincinnati, OH; Mercedes-Benz of West Chester, OH.

C. Timothy Cone: President, Gess, Mattingly & Atchison, PSC (law firm)

Ann Rosenstein Giles: Rosenstein Development, LLC

Marc A. Mathews: Vice President for Finance and Business, Transylvania University

Investment Adviser and Advisory Agreements

Our investment activities are managed by Dupree & Company, Inc., P.O. Box 1149, Lexington, Kentucky 40588-1149. Dupree & Company was formed in 1962 to continue a business originally founded in 1941. Dupree & Company, Inc. also serves as transfer agent. Dupree & Company, Inc. (or its subsidiary) has served as the investment adviser for all Series of the Trust since inception in 1979 as the Kentucky Tax-Free Income Series.

Dupree & Company, Inc. may, at its sole cost and expense, enter into sub-shareholder servicing agreements with commercial banks, investment advisers, or other entities to provide assistance in maintaining books, accounts and records of shareholders advised by those entities.

Dupree & Company, Inc. serves as the investment adviser for each of our ten Series pursuant to separate Investment Advisory Agreements with each Series. Each agreement will continue in effect until October 31, 2013, and may be continued thereafter for annual periods if renewed. Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the actual management of the Trust’s portfolios. The compensation paid to the investment adviser as presented on pages 1, 6, 9, 12, 15, 18, 21, 24, 27 and 30 is inclusive of certain administrative services and provision of office space, facilities, equipment and personnel for management of the Trust. The compensation paid to the investment adviser pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each Fund as follows:

Range of Total Assets (in dollars)	$0-100,000,000	$100,000,001- 150,000,000	$150,000,001- 500,000,000	$500,000,001 750,000,000
All Municipal Bond Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Intermediate Government Bond Series	.20 of 1%	.20 of 1%	.20 of 1%	.20 of 1%

Range of Total Assets (in dollars)	750,000,001 $1,000,000,000	1,000,000,001+
All Municipal Bond Series	.30 of 1%	.25 of 1%
Intermediate Government Bond Series	.20 of 1%	.20 of 1%

Dupree & Company, Inc. has reserved the right to voluntarily waive management fees or assume and pay other expenses of any Fund at its sole option and will not seek to recover any such amounts. For the fiscal year ended June 30, 2012, the aggregate fees paid to Dupree & Company, Inc. (after waivers and fee or expense reductions) as a percentage of average net assets was:

Alabama Tax-Free Income Series	.40 of 1%
Kentucky Tax-Free Income Series	.38 of 1%
Kentucky Tax-Free Short-to-Medium Series	.50 of 1%
Mississippi Tax-Free Income Series	.23 of 1%
North Carolina Tax-Free Income Series	.50 of 1%
North Carolina Tax-Free Short-to-Medium Series	.50 of 1%
Tennessee Tax-Free Income Series	.50 of 1%
Tennessee Tax-Free Short-to-Medium Series	.50 of 1%
Taxable Municipal Bond Series	.50 of 1%
Intermediate Government Bond Series	.20 of 1%

A discussion regarding the basis for the Board of Trustees approval of the Investment Advisory Agreements with Dupree & Company, Inc. is available in the Trust’s Statement of Additional Information (SAI) dated November 1, 2012, which is available free of charge upon request.

In addition, the Trust has entered into a Transfer Agent/Shareholder Service Agreement with Dupree & Company, Inc. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 and .12 of 1% of all amounts in excess of $20,000,000.

Fund Portfolio Managers

Vincent Harrison and Eugene Gard, CFA, serve as co-portfolio managers of the Trust. Mr. Harrison has been portfolio manager of the Trust since 2004. Mr. Gard joined Mr. Harrison as co-portfolio manager of the Trust in 2008 after active duty service in the United State Navy from 2001-2007. The Statement of Additional Information provides additional information about the Portfolio Managers compensation and ownership of securities in the Trust. The Portfolio Managers do not manage any accounts other than the Trust.

DETERMINING NET ASSET VALUE

The price used when you buy or sell shares in a Fund is the next net asset value computed after we receive your order in proper form. The net asset value per share of each Fund is determined separately at 4:00 p.m. local time each weekday the Dupree office is open by dividing the total value of the assets of a Fund, minus liabilities, by the total number of shares outstanding.

The Dupree office is closed on the following holidays: Veteran’s Day (Monday, November 12, 2012); Thanksgiving (Thursday, November 22, 2012); Christmas (Tuesday, December 25, 2012); New Year’s Day (Tuesday, January 1, 2013); Martin Luther King Day (Monday, January 21, 2013); President’s Day (Monday, February 18, 2013); Good Friday (Friday, March 29, 2013); Memorial Day (Monday, May 27, 2013); U.S. Independence Day (Thursday, July 4, 2013); Labor Day (Monday, September 2, 2013); and Columbus Day (Monday, October 14, 2013). The above listed closing dates correspond with the closing dates recommended by the Securities Industry and Financial Markets Association (“SIFMA”).

On any business day when SIFMA recommends an early close (2:00 p.m. EST), we will close and calculate each Fund’s NAV at the SIFMA recommended closing time. On those days when SIFMA recommends an early close time of 2:00 p.m. EST, any purchase and/or redemption orders received after 2:00 p.m. EST will be processed and become effective on the next business day at the then prevailing NAV. We may elect to remain open on those dates which SIFMA recommends a full close.

Purchase and sales orders accepted after the Trust’s order cut-off time (4:00 p.m. EST) will be effective the following business day at the NAV computed on the following day.

Since all of our Funds are no-load, a sales charge or commission does not reduce the value of your investment in any of our Funds. The securities in which we invest are traded primarily in the over-the-counter market. We value securities held in our tax-exempt municipal bond funds in accord with the Board of Trustees approved Dupree Municipal Valuation System. The Dupree Municipal Security Valuation System is designed to determined daily, the expected price that would be received for each municipal security held by the Trust, it that security were to be sold in an arms-length transaction on that day. Management will value each security based initially on original purchase price, and from then forward on subsequent days, the security will be assigned the current market value from the firm's computerized valuation system. The values assigned are compared on a weekly basis to values assigned to securities by commercial valuation services. A bond valuation that is not supported by a valuation source requires management to fair value the security in consultation with the Board's Valuation Committee.

The bonds held in the Intermediate Government Bond Series and Taxable Municipal Bond Series are priced daily utilizing prices from IDC, Muller, Standard and Poor’s, Inc., or other published prices.

Further discussion of "Determining Net Asset Value" may be found in the Trust’s Statement of Additional Information.

PERFORMANCE CALCULATIONS

All yield figures are based on historical earnings and are not intended to indicate future performance.

Total returns are calculated for specified periods by finding the compounded rate of return that will equal the total amount redeemed at the specified redemption date versus the initial amount invested. Average annual total return calculations consider reinvestment of all dividends and all other distributions less all expenses.

Yield quotations are based on a 30 day period in accordance with S.E.C. computation formula as more fully described in the Statement of Additional Information.

Taxable equivalent yield is the yield that an investor would have to earn from fully taxable investments, before the investor had paid federal and any applicable state income and ad valorem taxes, in order to equal a tax-free yield.

Fund Performance

The Annual Report of Dupree Mutual Funds contains a discussion and graphs reflecting the performance of its Funds during the most recently completed fiscal year. A copy of the Annual Report may be obtained by writing or calling us at the numbers listed on the back cover. Performance may also be judged by comparing the Funds’ performance to other mutual Funds with comparable investment objectives and by comparing the Funds’ performance using market indices or rankings such as those provided by Barron’s, Forbes, Fortune, Money Magazine and Morningstar® . Periodically, information from these publications may be included in advertisements, sales literature and reports to shareholders. Past performance is no guarantee of future performance and you may lose money investing in the Funds.

DISTRIBUTION ARRANGEMENTS

We do not impose any sales loads, including deferred sales loads, front-end sales loads, loads on reinvestments of dividends or other distributions, redemption fees, exchange fees or account fees. Accordingly, there are no arrangements to offer break-points or special arrangements available to any prospective or existing shareholder to reduce or eliminate loads. Our shares are sold directly by the Trust and there are no distribution plans under Rule 12b-1. Our website, located at www.dupree-funds.com also states that we do not charge loads or offer break-points or special arrangements to any prospective or existing shareholder to reduce or eliminate loads.

Dupree & Company, Inc. as the shareholder servicing agent may enter into sub-shareholder servicing arrangements with registered investment advisers, trusts and other financial institutions. Shareholders of the Trust are not charged any fees in connection with any sub-shareholder servicing arrangements. Any entity with which Dupree & Company, Inc. enters into a sub-shareholder servicing agreement is required to comply with all provisions of the Trust’s Privacy Policy.

FINANCIAL HIGHLIGHTS

Alabama Tax-Free Income Series

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report which is available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$11.72	$11.77	$11.40	$11.43	$11.59

Income from investment operations:
Net investment income	0.44	0.45	0.46	0.46	0.46
Net gains/(losses) on securities, both realized and unrealized	0.70	(0.05)	0.37	(0.03)	(0.14)

Total from investment operations	1.14	0.40	0.83	0.43	0.32
Less distributions:
Distributions from net investment income	(0.44)	(0.45)	(0.46)	(0.46)	(0.46)
Distributions from capital gains	(0.01)	—	—	—	(0.02)
Total distributions	(0.45)	(0.45)	(0.46)	(0.46)	(0.48)

Net asset value, end of year	$12.41	$11.72	$11.77	$11.40	$11.43

Total return	9.81%	3.45%	7.40%	3.95%	2.84%
Net assets, end of year (in thousands)	$22,911	$21,235	$19,853	$14,262	$13,537
Ratio of net expenses to average net assets (a)	0.68%	0.60%	0.47%	0.45%	0.45%
Ratio of net investment income to average net assets	3.59%	3.83%	3.94%	4.14%	4.00%
Portfolio turnover	7.80%	4.70%	15.73%	14.06%	8.46%

(a)	Percentages are after expenses waived by Adviser and Custodian. No recovery of these waivers and reductions will be sought. Expenses waived by Adviser and Custodian were: .10 and 0% for 2012;.18% and 0% for 2011; .33% and 0% for 2010; .37% and .03% for 2009; and .35% and .04% for 2008, respectively.

Kentucky Tax-Free Income Series

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report which is available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009		2008
Net asset value, beginning of year	$7.63	$7.67	$7.49	$7.39		$7.43

Income from investment operations:
Net investment income	0.28	0.29	0.29	0.29		0.29
Net gains/(losses) on securities, both realized and unrealized	0.39	(0.02)	0.20	0.11		(0.04)

Total from investment operations	0.67	0.27	0.49	0.40		0.25
Less distributions:
Distributions from net investment income	(0.28)	(0.29)	(0.29)	(0.29)		(0.29)
Distributions from capital gains	(0.03)	(0.02)	(0.02)	(0.01	) (b)	—
Total distributions	(0.31)	(0.31)	(0.31)	(0.30)		(0.29)

Net asset value, end of year	$7.99	$7.63	$7.67	$7.49		$7.39

Total return	8.97%	3.57%	6.58%	5.65%		3.47%
Net assets, end of year (in thousands)	$989,404	$896,625	$882,897	$788,923		$734,613
Ratio of net expenses to average net assets (a)	0.57%	0.58%	0.58%	0.58%		0.58%
Ratio of net investment income to average net assets	3.60%	3.78%	3.81%	3.99%		3.94%
Portfolio turnover	8.39%	11.42%	4.76%	6.09%		5.69%

(a)	Percentages are after custodian reduction for which no recovery will be sought. Percentages before custodian reduction were: .57% for 2012; .58% for 2011; .58% for 2010; .58% for 2009; and .58% for 2008.

(b)	Rounds to less than $0.01.

Kentucky Tax-Free Short-To-Medium Series

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report which is available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$5.39	$5.36	$5.25	$5.16	$5.13

Income from investment operations:
Net investment income	0.12	0.13	0.15	0.17	0.17
Net gains/(losses) on securities, both realized and unrealized	0.15	0.03	0.11	0.09	0.03

Total from investment operations	0.27	0.16	0.26	0.26	0.20
Less distributions:
Distributions from net investment income	(0.12)	(0.13)	(0.15)	(0.17)	(0.17)

Net asset value, end of year	$5.54	$5.39	$5.36	$5.25	$5.16

Total return	5.10%	3.04%	4.99%	5.02%	3.94%
Net assets, end of year (in thousands)	$89,528	$72,405	$69,166	$60,570	$53,955
Ratio of net expenses to average net assets (a)	0.73%	0.72%	0.72%	0.72%	0.72%
Ratio of net investment income to average net assets	2.22%	2.44%	2.80%	3.16%	3.28%
Portfolio turnover	4.73%	15.37%	20.26%	15.64%	14.17%

(a)	Percentages are after custodian reduction for which no recovery will be sought. Percentages before custodian reduction were: .73% for 2012; .72% for 2011; .72% for 2010; .72% for 2009; and .73% for 2008.

Mississippi Tax-Free Income Series

The financial highlights table is intended to help you understand the Fund’s financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report which is available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$11.33	$11.41	$11.03	$11.08	$11.24

Income from investment operations:
Net investment income	0.42	0.44	0.45	0.45	0.45
Net gains/(losses) on securities, both realized and unrealized	0.68	(0.08)	0.38	(0.05)	(0.16)

Total from investment operations	1.10	0.36	0.83	0.40	0.29
Less distributions:
Distributions from net investment income	(0.42)	(0.44)	(0.45)	(0.45)	(0.45)
Distributions from capital gains	—	—	—	— (b)	— (b)

Net asset value, end of year	$12.01	$11.33	$11.41	$11.03	$11.08

Total return	9.87%	3.19%	7.65%	3.72%	2.64%
Net assets, end of year (in thousands)	$7,712	$6,376	$6,321	$5,001	$4,447
Ratio of net expenses to average net assets (a)	0.65%	0.58%	0.45%	0.44%	0.45%
Ratio of net investment income to average net assets	3.59%	3.86%	3.99%	4.11%	4.02%
Portfolio turnover	9.99%	20.53%	10.04%	9.30%	2.79%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought. Expenses waived by Adviser and Custodian reduction were: .27% and 0% for 2012; .26% and 0% for 2011; .46% and 0% for 2010; .53% and .08% for 2009; and .46% and .10% for 2008, respectively.

(b)	Rounds to less than $0.01.

North Carolina Tax-Free Income Series

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report which is available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.92	$11.01	$10.71	$10.62	$10.74

Income from investment operations:
Net investment income	0.39	0.40	0.40	0.41	0.41
Net gains/(losses) on securities, both realized and unrealized	0.67	(0.09)	0.30	0.09	(0.12	) (b)

Total from investment operations	1.06	0.31	0.70	0.50	0.29
Less distributions:
Distributions from net investment income	(0.39)	(0.40)	(0.40)	(0.41)	(0.41)

Net asset value, end of year	$11.59	$10.92	$11.01	$10.71	$10.62

Total return	9.87%	2.90%	6.62%	4.83%	2.69%
Net assets, end of year (in thousands)	$88,304	$75,312	$77,116	$66,891	$65,300
Ratio of net expenses to average net assets (a)	0.71%	0.70%	0.72%	0.72%	0.71%
Ratio of net investment income to average net assets	3.46%	3.69%	3.66%	3.89%	3.76%
Portfolio turnover	5.94%	14.16%	5.92%	7.82%	11.03%

(a)	Percentages are after Custodian reduction for which no recovery will be sought. Percentages before Custodian reduction were: .71% for 2012; .70% for 2011; .72% for 2010; .72% for 2009; and .72% for 2008.

(b)	Rounds to less than .01.

North Carolina Tax-Free Short-To-Medium Series

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report which is available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.93	$10.78	$10.57	$10.37	$10.30

Income from investment operations:
Net investment income	0.24	0.26	0.29	0.32	0.32
Net gains/(losses) on securities, both realized and unrealized	0.30	0.15	0.21	0.20	0.07

Total from investment operations	0.54	0.41	0.50	0.52	0.39
Less distributions:
Distributions from capital gains	—	—	—	—	— (b)
Distributions from net investment income	(0.24)	(0.26)	(0.29)	(0.32)	(0.32)

Net asset value, end of year	$11.23	$10.93	$10.78	$10.57	$10.37

Total return	4.98%	3.86%	4.77%	5.07%	3.78%
Net assets, end of year (in thousands)	$24,734	$22,079	$15,951	$11,662	$11,134
Ratio of net expenses to average net assets (a)	0.78%	0.77%	0.82%	0.81%	0.82%
Ratio of net investment income to average net assets	2.15%	2.41%	2.69%	3.04%	3.03%
Portfolio turnover	12.31%	5.15%	17.94%	10.14%	23.91%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought. Expenses waived by Adviser and Custodian reduction were: 0% and 0% for 2012; 0% and 0% for 2011; 0% and 0% for 2010; .02% and .03% for 2009; and 0% and .04% for 2008, respectively.

(b)	Rounds to less than $0.01.

46

Tennessee Tax-Free Income Series

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report which is available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$11.04	$11.04	$10.71	$10.77	$10.87

Income from investment operations:
Net investment income	0.40	0.41	0.40	0.41	0.41
Net gains/(losses) on securities, both realized and unrealized	0.52	0.00 (b)	0.33	(0.06)	(0.10)

Total from investment operations	0.92	0.41	0.73	0.35	0.31
Less distributions:
Distributions from net investment income	(0.40)	(0.41)	(0.40)	(0.41)	(0.41)

Net asset value, end of year	$11.56	$11.04	$11.04	$10.71	$10.77

Total return	8.44%	3.78%	6.92%	3.40%	2.87%
Net assets, end of year (in thousands)	$100,583	$91,740	$94,960	$92,222	$90,397
Ratio of net expenses to average net assets (a)	0.70%	0.69%	0.70%	0.70%	0.71%
Ratio of net investment income to average net assets	3.50%	3.68%	3.67%	3.90%	3.74%
Portfolio turnover	8.39%	6.38%	14.51%	7.62%	15.71%

(a)	Percentages are after Custodian reduction for which no recovery will be sought. Percentages before Custodian reduction were: .70% for 2012; .69% for 2011; .70% for 2010; .71% for 2009; and .72% for 2008.

(b)	Rounds to less than $.01.

Tennessee Tax-Free Short-To-Medium Series

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report which is available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$10.85	$10.82	$10.54	$10.31	$10.32

Income from investment operations:
Net investment income	0.24	0.26	0.28	0.31	0.31
Net gains/(losses) on securities, both realized and unrealized	0.16	0.03	0.28	0.23	(0.01)

Total from investment operations	0.40	0.29	0.56	0.54	0.30
Less distributions:
Distributions from net investment income	(0.24)	(0.26)	(0.28)	(0.31)	(0.31)

Net asset value, end of year	$11.01	$10.85	$10.82	$10.54	$10.31

Total return	3.74%	2.72%	5.39%	5.31%	2.90%
Net assets, end of year (in thousands)	$12,026	$9,889	$10,113	$9,075	$10,335
Ratio of net expenses to average net assets (a)	0.87%	0.80%	0.81%	0.82%	0.81%
Ratio of net investment income to average net assets	2.21%	2.40%	2.63%	2.97%	2.96%
Portfolio turnover	1.86%	18.32%	16.16%	15.00%	22.22%

(a)	Percentages are after expenses waived by Adviser and Custodian reduction. No recovery of these waivers and reductions will be sought. Expenses waived by Adviser and custodian were: 0% and 0% for 2012; .02% and 0% for 2011; .02% and 0% for 2010; 0% and .04% for 2009; and 0% and .05% for 2008, respectively.

Taxable Municipal Bond Series

The financial highlights table is intended to help you understand the Fund’s financial performance since inceptions, November 1, 2011. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report which is available upon request.

Selected data for a share outstanding:	For the year ended June 30,	For the period ended June 30,
	2012	2011*
Net asset value, beginning of period	$9.65	$10.00

Income from investment operations:
Net investment income	0.52	0.34
Net gains/(losses) on securities, both realized and unrealized	1.17	(0.35)

Total from investment operations	1.69	(0.01)
Less distributions:
Distributions from net investment income	(0.52)	(0.34)

Net asset value, end of period	$10.82	$9.65

Total return	17.77%	0.04	% (b)
Net assets, end of period (in thousands)	$16,042	$10,872
Ratio of net expenses to average net assets (a)	0.85%	0.49	% (c)
Ratio of net investment income to average net assets	4.95%	3.71	% (c)
Portfolio turnover	0.00%	89.93	% (c)

(a)	Percentages are after expense waivers and reductions by the Adviser and Custodian. The Adviser and Custodian have agreed not to seek recovery of these waivers and reductions. Expenses waived by the Adviser and expense reductions by the Custodian were as follows:

Adviser	Custodian
.01% (c)	0% (c)	For the period ended June 30, 2011*
.01%	0%	For the year ended June 30, 2012

*	Represents the period from commencement of operations (November 1, 2010) through June 30, 2011.

(b)	Not annualized

(c)	Annualized

Intermediate Government Bond Series

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been audited by Ernst & Young LLP, whose report, along with the Fund’s financial statements, are included in the Annual Report which is available upon request.

Selected data for a share outstanding:	For the years ended June 30,
	2012	2011	2010	2009	2008
Net asset value, beginning of year	$9.96	$10.24	$10.05	$9.93	$9.66

Income from investment operations:
Net investment income	0.34	0.35	0.44	0.46	0.48
Net gains/(losses) on securities, both realized and unrealized	0.62	(0.28)	0.19	0.12	0.27

Total from investment operations	0.96	0.07	0.63	0.58	0.75
Less distributions:
Distributions from net investment income	(0.34)	(0.35)	(0.44)	(0.46)	(0.48)

Net asset value, end of year	$10.58	$9.96	$10.24	$10.05	$9.93

Total return	9.72%	0.71%	6.38%	5.99%	7.88%
Net assets, end of year (in thousands)	$25,830	$25,004	$42,053	$25,431	$23,132
Ratio of net expenses to average net assets (a)	0.52%	0.46%	0.47%	0.47%	0.49%
Ratio of net investment income to average net assets	3.25%	3.48%	4.30%	4.62%	4.85%
Portfolio turnover	8.94%	72.86%	56.38%	30.35%	33.21%

(a)	Percentages are after custodian reduction for which no recovery will be sought. Percentages before custodian reduction were: .52% for 2012; .46% for 2011; .47% for 2010; .49% for 2009, and .51% for 2008.

PRIVACY POLICY

Dupree Mutual Funds is committed to preserving the security and confidentiality of your personal information. Your customer records are maintained exclusively by our transfer agent, Dupree & Company, an affiliated company of Dupree Mutual Funds that services your account and keeps your personal information private. We understand how important privacy is to our customers, and therefore we do not sell or barter any part of your personal information or our own mailing lists to any person or organization.

We are providing this notice to help explain to you the policies Dupree Mutual Funds and Dupree & Company have adopted to collect, use, and protect your private personal financial information. Our policies with respect to safeguarding this information extend to all current, prospective, or former customers. Therefore, even if you decide not to open an account with us or decide to close your account, we will continue to follow our privacy policies and practices with respect to any nonpublic financial information we may have received about you.

Information We May Collect

From time to time, we may collect personal information about customers or potential customers if you have inquired about or opened an account with us, made transactions in your account, or requested customer services or financial products from us. The information we collect about you and your account may be received from one or more of the following sources: information you provide to us on applications and forms, over the telephone, through regular or electronic mail, or during in-person consultations.

Information about your transaction history with us (such as your purchases, sales, or account balances) that we have obtained through processing your customer requests or providing other account services, information we receive about you (such as personal identification information) from consumer or credit reporting agencies or databases.

How Your Information Is Used

Your personal financial information is used to provide you with products and services you request, to help us service your account and to send account statements, reports, and the like, and to advise you of additional products and services we offer which may interest you. Your personal information is never used to market any financial products or services to you, other than the financial services we offer to you as our customer or make available to you in connection with your account. Every person who has access to your personal information in order to service your account, exchange or transfer shares, or perform other services you may request is under a duty to protect the confidentiality of your personal information. Further, your personal information is protected by physical, electronic and procedural safeguards to ensure that unauthorized persons cannot gain access to your customer record or other nonpublic financial information.

Disclosure of Your Information

We do not disclose your nonpublic personal information to anyone, except as we are permitted or required by law to do or to facilitate transactions with a sub-shareholder servicing agent if you purchase or redeem shares through such agent. For example, we use independent service providers to create microfilm records or to print or mail account statements and other materials that you request. To protect your privacy, our service providers are subject to strict confidentiality requirements and agreements to protect your personal information and to use it only to perform the services for which we hired them.

Safeguarding and Disposal of Your Information

The physical and electronic records of your nonpublic personal information are available only to personnel of Dupree & Company to serve your account and to certain third party providers who may microfilm records or provide mailing or printing services. Destruction of any physical records containing your nonpublic personal information is done by shredding, pulverizing, burning or other methods to render the information impractical to read or reconstruct. Disposal of other media of records is done in such a manner so as to delete all nonpublic personal information.

Changes in Our Privacy Policy

We periodically review our policies, procedures, and service agreements and may, from time to time, amend them. In the event we need to amend our Privacy Policy, we will nevertheless continue to maintain the security and confidentiality of your personal information and will notify you of any changes before they become effective. If you have any questions regarding our privacy policy, you may contact a customer service representative for further information.

MARKETING PROTECTION AND “NO MARKETING” NOTICE

Because we do not share your personal financial information with others, except to facilitate service to you, you should not receive marketing materials from anybody other than us. You may choose to stop all marketing from us. Your choice to stop marketing from us will apply until you tell us to change your choice. To stop all marketing from us, contact us:

By telephone at 800-866-0614

On our website at www.shareholders@dupree-funds.com

By mail: Check the box and complete the form below and send to:

Dupree Mutual Funds

P.O. Box 1149

Lexington KY 40588

☐    Please do not send me marketing material

Name

Address

HOW TO REACH US

DUPREE MUTUAL FUNDS

P.O. Box 1149

Lexington, KY 40588-1149

PHONE

(859) 254-7741

(800) 866-0614

ONLINE

WEBSITE: www.dupree-funds.com

E-MAIL: inquiry@dupree-funds.com

E-MAIL: shareholders@dupree-funds.com

INVESTMENT ADVISER TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Dupree & Company, Inc.

P.O. Box 1149

Lexington, Kentucky 40588-1149

CUSTODIAN

U.S. Bank

425 Walnut Street, ML 6118

P.O. Box 1118

Cincinnati, Ohio 45201-6118

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

1900 Scripps Center

312 Walnut Street

Cincinnati, OH 45202

LEGAL COUNSEL

Darsie & Elste

P.O. Box 28

Versailles, KY 40383

Additional information about the Trust’s investments is available in the Trust’s annual and semi-annual reports to shareholders. A statement containing additional information about the Trust, dated November 1, 2012 (the ‘Statement of Additional Information’) has been filed with the Securities and Exchange Commission and can be obtained, without charge, by writing or calling us at the address or phone number listed above. The Statement of Additional Information and other information and reports are available on our internet website, www.dupree-funds.com or by e-mail request to inquiry@dupree-funds.com. The Statement of Additional Information is incorporated by reference into this Prospectus.

To request other information free of charge including the Statement of Additional Information, Annual and Semi-Annual reports and to make shareholder inquiries, phone us at 1-800-866-0614 or 859-224-7741. In the Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during the past year.

Information about the Trust may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Trust are available on the EDGAR database on the Commission’s Internet site at http://www.sec.gov. Copies of the information may be obtained upon payment of the duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

DUPREE MUTUAL FUNDS A No-Load Fund Family Prospectus, November 1, 2012 Investment Co. Act File #811-2918

DUPREE MUTUAL FUNDS

TAX-EXEMPT MUNICIPAL BOND FUNDS

Alabama Tax-Free Income Series – DUALX

Kentucky Tax-Free Income Series - KYTFX

Kentucky Tax-Free Short-to-Medium Series – KYSMX

Mississippi Tax-Free Income Series - DUMSX

North Carolina Tax-Free Income Series - NTFIX

North Carolina Tax-Free Short-to-Medium Series - NTSMX

Tennessee Tax-Free Income Series -TNTIX

Tennessee Tax-Free Short-to-Medium Series - TTSMX

TAXABLE MUNICIPAL BOND FUND

Taxable Municipal Bond Series-DUTMX

GOVERNMENT BOND FUND

Intermediate Government Bond Series-DPIGX

STATEMENT OF ADDITIONAL INFORMATION

November 1, 2012

This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Trust's Prospectus dated November 1, 2012. A Prospectus and the Trust’s most recent Annual and Semi-Annual Reports which include a complete listing of the Trust’s portfolios may be obtained, without charge, by calling or writing the Trust at (859) 254-7741 or toll free (800) 866-0614 or writing the Trust at P.O. Box 1149, Lexington, KY 40588 or on-line at www.dupree-funds.com or via e-mail to inquiry@dupree-funds.com or shareholders@dupree-funds.com. The financial statements as of June 30, 2012, appear in the Trust’s Annual Report which is incorporated by reference into this Statement of Additional Information.

GENERAL INFORMATION AND HISTORY

Dupree Mutual Funds is a no-load mutual fund family that offers shares in separate investment Series (hereinafter “Fund” or “Funds”) to the public. We have been in continuous operation since 1979, first as the Kentucky Tax-Free Income Fund, Inc. and in our current form since 1987. We were organized as a Kentucky Business Trust on July 1, 1987, as the successor to the Fund organized in 1979. We currently offer no-load mutual fund shares in ten Funds that invest in professionally managed bond portfolios. Our investment adviser for each Fund is Dupree & Company, Inc. Dupree & Company is a Lexington, Kentucky firm with more than 60 years of experience in managing, underwriting and trading Kentucky municipal securities.

INVESTMENT OBJECTIVES AND POLICIES

As stated in our Prospectus, our investment objective for each of our ten funds is to realize a high level of income without incurring undue risk to principal. Eight of the ten funds we offer invest in professionally managed bond portfolios consisting of tax-exempt municipal bonds issued in a single state. These funds (with only minor exceptions) invest in municipal bonds from Alabama, Kentucky, Mississippi, North Carolina or Tennessee, respectively, in order to provide interest income exempt from federal income tax, including the alternative minimum tax and, in certain states, from state income tax as well. Investors should consult our Prospectus for a description of the investment objectives of these funds and the manner in which these funds seek to achieve their objectives.

Our Taxable Municipal Bond Series seeks to provide a high level of taxable income derived from taxable municipal bonds without incurring undue risk to principal. The interest earned on these bonds is fully taxable at the federal level and may be subject to tax at the state level. Investors should consult our Prospectus for a description of the investment objectives of this fund and the manner in which this fund seeks to achieve its objectives.

Our Intermediate Government Bond Series seeks to provide a high level of taxable income derived from bonds issued by the U.S. Government and its agencies and instrumentalities without incurring undue risk to principal. The interest earned on these bonds is fully taxable at the federal level and may be subject to tax at the state level. Investors should consult our Prospectus for a description of the investment objectives of this fund and the manner in which this fund seeks to achieve its objectives.

We have established a number of investment policies and restrictions to help ensure that the investments of each fund are consistent with its investment goals. Certain of these policies are deemed “fundamental”, meaning that they are subject to change only upon approval by the holders of a majority of shares of the affected fund. “Non-fundamental policies” may be changed without a vote of the shareholders. The fundamental policies of each of the funds are set forth below and in the “Investment Restrictions” section that follows. As used in the Prospectus and this Statement of Additional Information, with respect to any matter requiring shareholder approval, whether it be shareholder approval within an affected fund or the shareholders of the Trust, the phrase "majority of our shares" means the vote at a meeting of (i) 67% or more of the shares present or represented, if the holders of more than 50% of the outstanding shares of the affected fund are present in person or represented by proxy, or (ii) more than 50% of the outstanding shares of the affected fund, whichever is less.

Tax-Exempt Municipal Bond Funds

Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to Medium Series

As stated in our Prospectus, the investment objective for our eight single state tax-exempt municipal bond funds is to realize a high level of tax-exempt income as determined by a shareholders state of residence without incurring undue risk to principal. In general, interest income derived from municipal bonds is exempt from federal income tax (including alternative minimum tax) and, for residents in certain of the states in which we offer shares, from state income tax as well. Accordingly, as a matter of fundamental policy, these funds invest in tax-exempt issues from a single state (Alabama, Kentucky, Mississippi, North Carolina or Tennessee) in order to maximize the tax exemption available to

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shareholders in certain states where our shares are offered. The only exception to this policy is that, when abnormal market conditions warrant doing so, we may from time to time invest in taxable securities on a temporary basis. Investors should consult our Prospectus and the “Tax Information” section that follows for a more complete discussion of the tax consequences of these investment policies.

The Kentucky Tax-Free Income Series and the Tennessee Tax-Free Income Series maintain diversified portfolios, while the Alabama Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, and the Tennessee Tax-Free Short-to-Medium Series maintain non-diversified portfolios. Compared to diversified portfolios, non-diversified portfolios may invest a higher percentage of its assets among fewer issuers of securities. This increases a non-diversified fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the fund’s share price and performance.

At least 80% of the Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities we purchase must be municipal bonds within the four highest grades (investment grade) assigned by U.S. nationally recognized credit rating services at the time of purchase; or municipal notes rated at the time of purchase within the three highest grades assigned by U.S. nationally recognized credit rating services, or Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal bonds and notes not rated within the grades specified above, but secured by the full faith and credit of the United States government. A description of the general characteristics of the municipal securities qualifying for ratings specified above follows.

No more than 20% of the value of our total assets in each of the Alabama Tax-Free Income Series, the Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, the Mississippi Tax-Free Income Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Income Series, or the Tennessee Tax-Free Short-to-Medium Series will be invested in securities which are not rated, but which, in the opinion of our Investment Adviser, would have been rated as investment grade if the issuers had sought a rating at the time of issuance. Issuers may elect not to secure a rating for an issue if it is not needed to effectuate the sale of the issue or for cost reasons.

The ratings described below reflect the opinions of the issuing rating services as to the quality of the municipal securities they undertake to rate. As such, the ratings represent broad guidelines rather than absolute standards of quality. You should also bear in mind that rating services usually rate an issue of municipal securities at the time it is first offered to the public, and once issued, a rating is seldom updated unless and until the municipal issuer makes a further offering of its securities. Our investment adviser will make its own evaluation of each security it selects for our portfolios and will continue to evaluate each portfolio security so long as we hold it.

Ratings of Municipal Notes and Bonds

Rating services denote quality ratings in descending alphabetic order with the highest quality securities having a rating of AAA. Securities rated AAA are considered the highest quality and the obligor’s capacity to meet its financial commitment on the obligation is extremely strong. Securities rated AA denote high quality with some elements that would make long-term risks appear somewhat larger but the obligor’s capacity to meet its financial commitment on the obligation is very strong. Securities rated A are regarded as safe upper medium grade investment grade obligations that are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. Securities rated BBB or Baa are considered medium grade, neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over a great length of time. Some credit rating agencies may denote ratings on municipal notes in a numeric order with a one (“1”) being the best quality; a two (“2”) representing high quality with margins of protection ample, although not so large as in the preceding group; and a three (“3”) representing favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Tax-Exempt Municipal Bond Funds

Municipal bonds are obligations issued by the states, its political subdivisions, and the districts, authorities, agencies and instrumentalities of the state and its political subdivisions, the interest on which is generally exempt from federal and state income taxes, for residents of the states which issue the securities.

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Municipal bonds are issued for various public purposes including the construction of airports, highways, housing, hospitals, pollution abatement facilities, schools, streets, water and sewer works, gas and electric utilities and university buildings. Municipal issuers can issue bonds for the purposes of refunding outstanding obligations, obtaining funds to finance other public institutions and meeting general operating expenses. Industrial building revenue bonds, which are considered municipal bonds if the interest paid thereon is exempt from federal and state income taxes, are issued by or on behalf of public authorities to finance construction of privately operated facilities such as manufacturing plants, housing, sports arenas and pollution control installations. Our investments in industrial building revenue bonds are subject to the restrictions set forth in Paragraph 10 of the “Investment Restrictions.”

There are five general types of municipal bonds. “General obligation” bonds are secured by the issuer's pledge of its full faith, honor, credit and/or taxing power for the payment of principal and interest. “Revenue” bonds are payable from and secured by a particular revenue stream, such as lease rentals, utility usage and connection charges, student registration or housing fees, bridge or highway tolls, parking fees, sports event gate receipts, etc. Although municipal authorities issue industrial building revenue bonds, revenues derived from a lease rental contract with a non-governmental user secure them. Some revenue bonds, including industrial building revenue bonds, are secured by a mortgage on the rental property. Improvement assessment bonds are obligations secured by a special assessment (e.g. a sewer charge) that the governmental issuer imposes on each owner of property benefited by the improvement (e.g. a sanitary sewer project). The assessments are similar to taxes and have a priority that is similar to a tax lien. “Refunded” or “defeased” bonds are secured by an escrow fund which, usually, is invested in United States Government securities and occasionally in bank certificates of deposit or similar instruments. Housing bonds are usually secured by mortgages that the issuer acquires and pledges for the payment of the bonds. Local housing authorities sometimes issue bonds that are secured by rentals from the operation of a housing project. Housing bonds may also have additional security in the form of federal guarantees of the mortgages or rentals constituting the primary security.

Because of constitutional limitations, the Commonwealth of Kentucky cannot enter into a financial obligation of more than two years’ duration. Municipal issuers within the Commonwealth cannot enter into a financial obligation of more than one year's duration. As a consequence, the payment and security arrangements applicable to Kentucky revenue bonds differ significantly from those generally applicable to municipal revenue bonds in other states. Many city and county construction projects are financed through bonds that are nominally issued in the name of a public corporation that holds title to the project and leases the project back to the city or county on a year-to-year renewable basis. In this situation, the rent that the nominal issuer receives from the actual user of the property financed by the bonds is the only source of any security for the payment of the bonds, so that a failure by the user to renew the lease in any year will put the bonds into default. Revenue bonds issued in the Commonwealth of Kentucky are not a direct obligation of the state.

At times, we may purchase municipal bonds when a new issue is being offered in an underwriting, at which time the securities are offered on a "when-issued" basis, meaning that the delivery date is unknown. This means we would commit to purchase the securities at an agreed price to be paid at the time of delivery, usually in 30 to 45 days. During the period prior to delivery, we will not have paid for the securities and will not receive interest on them. There is a slight risk that such securities will not be delivered. It is also possible that by the delivery date, due to changing market conditions, the market value of the securities will be higher or lower than the price we have committed to pay. We do not intend to make when-issued purchase commitments for speculative purposes, but only to accomplish our investment objective. Therefore, when we commit to purchase bonds on a when-issued basis, we will identify designated, readily marketable assets at least equal to the amount of the purchase to pay for the commitment. During any such period in which assets are identified to meet a “when-issued” purchase commitment, we will ordinarily sell other assets not so identified if sales are necessary to meet shareholder redemption requests. In the unlikely event that it becomes necessary for us to sell when-issued securities before delivery, any resulting gain or loss would not be tax-exempt.

Unlike other types of investments, municipal bonds traditionally have not been subject to registration with, or other regulation by, the Securities and Exchange Commission (“SEC”). However, there have been proposals that could lead to future regulation of municipal securities by the SEC. The amount of information available about municipal bonds is generally less than that for corporate bonds or equities and the investment performance of our municipal bond funds may be more dependent on the analytical abilities of the investment adviser than would be the case for a stock fund or corporate bond fund. The investment adviser will apply investment techniques and risk analyses in making investment decisions for the funds, but there can be no guarantee that these decisions will produce the desired results. The secondary market for municipal bonds also tends to be less well developed and less liquid than many other securities markets.

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Taxable Municipal Bond Series

The fund seeks to provide a high level of taxable income derived from taxable municipal bonds without incurring undue risk to principal. The taxable municipal bonds held in this portfolio will be of investment grade quality (those rated BBB or Baa or higher by U.S. nationally recognized credit rating services at the time of purchase) with a nominal maturity normally between 10-30 years. It is anticipated that the fund will normally maintain a nominal maturity between 10-30 years. The interest earned on these securities is fully taxable at the federal level and may be subject to tax at the state level.

The fund may also invest in taxable municipal bonds issued pursuant to the American Recovery and Reinvestment Act of 2009 (the “Act”) or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support (“Build America Bonds”). Enacted in February 2009, the Act authorized state and local governments to issue taxable bonds for which, provided certain specified conditions are met, issuers may either (i) receive reimbursement from the U.S. Treasury with respect to the interest payments on the bonds (“direct pay” Build America Bonds) or (ii) provide tax credits to investors in bonds (“tax credit” Build America Bonds). The federal interest subsidy on direct pay Build America Bonds continues for the life of the bonds. Build America Bonds provide an alternative form of financing to state and local governments and, in certain cases, may provide a lower net cost of funds to issuers.

The Taxable Municipal Bond Series will maintain a non-diversified portfolio. In periods of normal market conditions either (1) the fund’s assets will be invested so that at least 80% of the income will be taxable or (2) the fund will have at least 80% of its net assets invested in taxable municipal bonds. The fund may invest up to 20% of its net assets in bonds other than taxable municipal bonds, including but not limited to: U.S. Treasury securities, and securities and obligations of the U.S. Government, its agencies and instrumentalities.

Unlike most other municipal bonds, interest received on Build America Bonds is subject to federal income tax and may be subject to state tax. Issuance of Build America Bonds ceased on December 31, 2010, as Congress declined to extend the provisions of the Act. As such, at the present time issuers are not able to issue additional Build America Bonds. However, Build America Bonds continue to be actively traded in the secondary market. Various legislative proposals to revive the Act have been introduced in Congress, but to date, none of the proposed legislation has been acted upon. Accordingly, there is no guarantee that issuers will be able to issue Build America Bonds in the future.

The fund will not invest in any “tax credit” bonds authorized by the Act. As such, the fund does not expect to receive or pass through to shareholders tax credits as a result of investments.

Intermediate Government Bond Series

As stated in our Prospectus, the fund seeks to provide a high level of income without incurring undue risk to principal by investing in a portfolio consisting of: 1) bonds issued by the U.S. Government such as U.S. Treasury Notes and Bills; 2) bonds issued by agencies or instrumentalities of the U.S. Government such as obligations of the Federal Farm Credit Banks, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Government National Mortgage Association and the Federal Home Loan Bank; 3) bank accounts fully insured by the FDIC or collateralized by federal government or federal agency bonds; and 4) repurchase agreements fully collateralized by issues of the U.S. Government or its agencies. The Intermediate Government Bond Series will maintain a non-diversified portfolio as described in our Prospectus and in the “Investment Restrictions” section below.

PORTFOLIO TURNOVER

Portfolio turnover is defined to be the lesser of purchases or sales divided by the average monthly value of the portfolio. The portfolio turnover rate is expressed as a percentage ratio calculated by taking the lesser of sales or purchases of securities as the numerator and dividing by the average monthly value of the entire portfolio, excluding short-term investments from both the numerator and denominator. Portfolio turnover for each of the funds offered will vary depending on a number of factors, including net capital flows into or out of each Series, our investment strategy, and market conditions.

Portfolio turnover rate may influence a fund’s yield under certain conditions. In periods of declining interest rates, the fund’s yield will tend to be somewhat higher than the prevailing market rates, and in periods of rising interest rates, the yield of the fund will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the fund’s portfolio, thereby reducing the current yield of the fund. In periods of rising interest rates, the opposite can be true.

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Alabama Tax-Free Income Series

Kentucky Tax-Free Income Series

Kentucky Tax-Free Short-to-Medium Series

Mississippi Tax-Free Income Series

North Carolina Tax-Free Income Series

North Carolina Tax-Free Short-to-Medium Series

Tennessee Tax-Free Income Series

Tennessee Tax-Free Short-to-Medium Series

We do not intend to purchase Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal bonds for short-term profits. Securities will be purchased and sold in response to our management's evaluation of the issuer's ability to meet its debt obligations in the future. However, a security purchased at any earlier date may be sold in anticipation of a market decline (a rise in interest rates), and a security purchased in anticipation of a market rise (a decline in interest rates) may be sold at any later date. In addition, a security may be sold and another purchased when, in the opinion of our management, a favorable yield spread exists between those particular issuers or in different market sectors. Finally, in order to obtain an immediate yield on the cash proceeds from the sale of our shares pending the selection and availability of a more permanent investment, we may temporarily acquire Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities under informal repurchase arrangements with a bank. Typically, under these arrangements, we would resell such securities to the bank, and the bank would repurchase them from us, within a short period of time, usually not more than seven days. The investment adviser selects securities that it believes will provide the best balance between risk and return and typically uses a buy and hold strategy. Securities in the funds’ portfolios are typically held for income purposes, rather than trading securities for capital gains.

At this time, we do not anticipate any change in the investment strategy that would significantly impact portfolio turnover rates and therefore we expect that the turnover rates for the coming year will be influenced mainly by the net growth of each fund and by prevailing market conditions. Portfolio turnover rates are dependent upon a number of uncontrollable factors, including investments in a fund, redemptions from a fund and the rate at which bonds held in the various portfolios are called or mature.

The only exception to the investment policies and restrictions of the tax-exempt municipal bond funds is that we may temporarily invest up to 50% of the value of our total assets in certain taxable obligations when, in the judgment of our investment adviser, abnormal market conditions make it advantageous to assume a defensive posture in taxable obligations. We also reserve the right to hold such cash reserves as the investment adviser deems necessary for temporary defensive purposes. The taxable obligations and cash equivalents in which we may invest on a temporary basis include obligations of the U.S. Government and its agencies and instrumentalities; certificates of deposit; banker’s acceptances; and other short-term debt obligations of the United States and Canadian banks with total assets of at least $1,000,000,000; commercial paper rated A-2 or better by S&P or Prime-2 or better by Moody’s; and repurchase agreements relating to an underlying security in which we are authorized to invest. When investing in taxable obligations and cash equivalents on a short term basis, our investment objective of producing income exempt from both federal and state income taxes may not be realized.

For the fiscal year ended June 30, 2012, the portfolio turnover rate for the Alabama Tax-Free Income Series was approximately 7.80% compared with 4.70% for the fiscal year ended June 30, 2011. The increased portfolio turnover rate was due primarily to a higher rate of called bonds than experienced in the previous year. Based on current trends, Dupree & Company, Inc. expects the 2012-2013 portfolio turnover to be similar to the current year’s rate.

For the fiscal year ended June 30, 2012, the portfolio turnover rate for the Kentucky Tax-Free Income Series was approximately 8.39% compared with 11.42% for the fiscal year ended June 30, 2011. The lower portfolio turnover rate was due primarily to decreased portfolio repositioning activity which resulted in fewer sales and purchases than in the previous year. Based on current trends, Dupree & Company, Inc. expects the 2012-2013 portfolio turnover to be similar to the current year’s rate.

For the fiscal year ended June 30, 2012, the portfolio turnover rate for the Kentucky Short-to-Medium Series was approximately 4.73% compared with 15.37% for the fiscal year ended June 30, 2011. The lower portfolio turnover rate was due to less shareholder subscription/redemption activity than experienced in the previous year. Based on current trends, Dupree & Company, Inc. expects the 2012-2013 portfolio turnover to be similar or slightly increase as compared to the previous year’s rate.

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For the fiscal year ended June 30, 2012, the portfolio turnover rate for the Mississippi Tax-Free Income Series was approximately 9.99% compared with 20.53% for the fiscal year ended June 30, 2011. The lower portfolio turnover rate was due primarily to decreased portfolio repositioning activity which resulted in fewer sales and purchases than in the previous year. Based on current trends, Dupree & Company, Inc. expects the 2012-2013 portfolio turnover to be similar to the current year’s rate.

For the fiscal year ended June 30, 2012, the portfolio turnover rate for the North Carolina Tax-Free Income Series was approximately 5.94% compared with 14.16% for the fiscal year ended June 30, 2011. The lower portfolio turnover rate was due primarily to decreased portfolio repositioning activity which resulted in fewer sales and purchases than the previous year. Based on current trends, Dupree & Company, Inc. expects the 2012-2013 portfolio turnover to be slightly higher than the current year’s rate.

For the fiscal year ended June 30, 2012, the portfolio turnover rate for the North Carolina Short-to-Medium Series was approximately 12.31% compared with 5.15% for the fiscal year ended June 30, 2011. The increased portfolio turnover rate was due primarily to a higher rate of called bonds than in the previous year. Based on current trends, Dupree & Company, Inc. expects the 2012-2013 portfolio turnover to be slightly lower than the current year’s rate.

For the fiscal year ended June 30, 2012, the portfolio turnover rate for the Tennessee Tax-Free Income Series was approximately 8.39% compared with 6.38% for the fiscal year ended June 30, 2011. The turnover was similar to the previous year. Based on current trends, Dupree & Company, Inc. expects the 2012-2013 portfolio turnover to be similar to the current year’s rate.

For the fiscal year ended June 30, 2012, the portfolio turnover rate for the Tennessee Short-to-Medium Series was approximately 1.86% compared with 18.32% for the fiscal year ended June 30, 2011. The reduced portfolio turnover rate was due primarily to fewer bond calls and shareholder redemptions compared to the previous year. Based on current trends, Dupree & Company, Inc. expects the 2012-2013 portfolio turnover to be slightly higher than the current year’s rate.

For the fiscal year ended June 30, 2012, the portfolio turnover rate for the Intermediate Government Bond Series was approximately 8.94% compared with 72.86% for the fiscal year ended June 30, 2011. The substantially lower portfolio turnover rate was due to reduced shareholder transaction activity and an increased allocation to noncallable bonds. Based on current trends, Dupree & Company, Inc expects the 2012-2013 portfolio turnover to be similar to the current year’s rate.

For the fiscal year ended June 30, 2012, the portfolio turnover rate for the Taxable Municipal Bond Series was 0.00% compared with 89.93% for the fiscal year ended June 30, 2011, annualized after eight months of operation. This year’s low turnover was due to reduced shareholder activity. Based on current trends, Dupree & Company, Inc. expects the 2012-2013 portfolio turnover to be higher than the current year’s turnover.

INVESTMENT RESTRICTIONS

We have adopted certain investment restrictions that may not be changed without the approval of the holders of a majority of the shares representing the affected fund. Under these restrictions, we may not take any of the following actions with respect to each fund:

Kentucky Tax-Free Income Series & Tennessee Tax-Free Income Series

1.	With respect to 75% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Kentucky and Tennessee, each political subdivision of each state, and each district, authority, agency or instrumentality of each state or any of either state's political subdivisions, will be deemed to be a separate issuer.

2.	Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and then only in an amount not exceeding 5% of the value of our total assets.

3.	Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

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4.	Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven business days if, as a result more than 10% of the value of our net assets would be so invested.

5.	Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6.	Underwrite the securities of other issuers, except to the extent that our purchase of Kentucky and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7.	Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Kentucky and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.	Purchase or sell commodities or commodity contracts.

9.	Purchase equity securities or securities convertible into equity securities.

10.	Purchase any security, if, as a result, more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other tax exempt municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.	Invest in companies for the purpose of exercising management or control.

12.	Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets, another investment company.

13.	Make short sales of securities.

14.	Purchase securities on margin, except that we may obtain such short term credit as may be necessary for the clearance of securities purchases.

15.	Write or invest in put or call options, or any combination thereof.

16.	Issue senior securities.

Kentucky, North Carolina and Tennessee Tax-Free Short-to-Medium Series, and Alabama, Mississippi and North Carolina Tax-Free Income Series

1.	With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, each political subdivision of the state, and each district, authority, agency or instrumentality of the state or any of its political subdivisions will be deemed to be a separate issuer.

2.	Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and then only in an amount not exceeding 5% of the value of our total assets.

3.	Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4.	Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days if, as a result, more than 10% of the value of our total assets would be so invested.

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5.	Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6.	Underwrite the securities of other issuers, except to the extent that our purchase of Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7.	Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing Alabama, Kentucky, Mississippi, North Carolina and Tennessee municipal securities or other securities secured by real estate or interest in real estate.

8.	Purchase or sell commodities or commodity contracts.

9.	Purchase equity securities or securities convertible into equity securities.

10.	Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.	Invest in companies for the purpose of exercising management or control.

12.	Invest in securities of other investment companies, except where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.	Make short sales of securities.

14.	Purchase securities on margin, except that we may obtain such short-term credit as may be necessary for the clearance of securities purchases.

15.	Write or invest in put or call options, or any combination thereof.

16.	Issue senior securities.

Taxable Municipal Bond Series

1.	With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank). For this purpose, each state, each political subdivision of a state, and each district, authority, agency or instrumentality of a state or any of its political subdivisions will be deemed to be a separate issuer.

2.	Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and then only in an amount not exceeding 5% of the value of our total assets.

3.	Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4.	Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days if, as a result, more than 10% of the value of our total assets would be so invested.

5.	Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6.	Underwrite the securities of other issuers, except to the extent that our purchase of municipal securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

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7.	Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing municipal securities or other securities secured by real estate or interest in real estate.

8.	Purchase or sell commodities or commodity contracts.

9.	Purchase equity securities or securities convertible into equity securities.

10.	Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. This limitation would preclude us from investing more than 25% of the value of our total assets in industrial building revenue bonds issued to finance facilities for non-governmental issuers in any one industry. However, the limitation does not apply to any other municipal securities, to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.	Invest in companies for the purpose of exercising management or control.

12.	Invest in securities of other investment companies, except money market mutual funds with the same investment objective of the series or where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company

13.	Make short sales of securities.

14.	Purchase securities on margin, except that we may obtain such short-term credit as may be necessary for the clearance of securities purchases.

15.	Write or invest in put or call options, or any combination thereof.

16.	Issue senior securities.

Intermediate Government Bond Series

1.	With respect to 50% of the value of our total assets as of the close of each fiscal quarter, purchase the securities of any single issuer (except the United States government, its agencies and instrumentalities), if, as a result, more than 5% of the value of our total assets would be invested in securities of such issuer (including repurchase agreements with any one bank or brokerage firm).

2.	Borrow money, except from banks as a temporary measure for purposes of meeting redemption requests and then only in an amount not exceeding 5% of the value of our total assets.

3.	Pledge or hypothecate any of our assets, except as security for a permissible temporary bank borrowing (see Restriction 2), and then only in an amount not exceeding 15% of the value of our total assets.

4.	Make loans, except through the purchase of portions of issues or publicly distributed debt securities and entry into repurchase agreements. We will not enter into a repurchase agreement maturing in more than seven days, if, as a result, more than 10% of the value of our total assets would be so invested.

5.	Purchase securities subject to legal or contractual restrictions on resale (except those imposed by repurchase agreements).

6.	Underwrite the securities of other issuers, except to the extent that our purchase of United States Government securities directly from the issuer (either alone or as one of a group of bidders) may be deemed to be an underwriting of such securities.

7.	Purchase or sell real estate or real estate mortgage loans, but this limitation will not prevent us from purchasing securities or other securities secured by real estate or interest in real estate.

8.	Purchase or sell commodities or commodity contracts.

9.	Purchase equity securities or securities convertible into equity securities.

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10.	Purchase any security, if, as a result as of the close of each fiscal quarter more than 25% of the value of our total assets would be invested in the securities of issuers having their principal business activities in the same industry. The limitation does not apply to securities issued or guaranteed by the United States government or any of its agencies or instrumentalities.

11.	Invest in companies for the purpose of exercising management or control.

12.	Invest in securities of other investment companies, except money market mutual funds with the same investment objective of the series or where such investment results from a merger or consolidation with, or an acquisition of assets of, another investment company.

13.	Make short sales of securities.

14.	Purchase securities on margin, except that we may obtain such short-term credit as may be necessary for the clearance of securities purchases.

15.	Write or invest in put or call options or any combination thereof.

16.	Issue senior securities.

NON-FUNDAMENTAL RESTRICTIONS

None of the single state tax-exempt municipal bond funds will invest in certificates of deposit or banker's acceptances.

In accord with the requirements of the Texas securities laws, the Trust will not invest in real estate limited partnerships, or in oil, gas and other mineral leases, or invest more than 15% of average net assets of any fund in investments which are not readily marketable as defined by Texas securities regulations.

These restrictions are “non-fundamental” investment policies of the affected funds. As such, they may be changed by the Board of Trustees and do not require a vote of shareholders of the affected Series.

Borrowing of Money

Each fund permits borrowing money from banks as a temporary measure in order to pay redeeming shareholders such borrowings may not be in excess of 5% of the value of the assets of the affected fund.

DISCLOSURE OF PORTFOLIO HOLDINGS

he Trust regularly discloses its portfolio securities in its Semi-Annual and Annual Reports, which are available on our website at www.dupree-funds.com and in its semi-annual filings on Form N-CSR and its quarterly filings on Form N-Q filed with the Securities and Exchange Commission. The Statement of Additional Information and the Forms N-CSR and N-Q may be accessed on the EDGAR database through the Securities and Exchange Commission Internet site at http://www.sec.gov. The Trust’s portfolio securities are not listed separately on the Trust’s Web Site. When and if requested by various publications or evaluation services such as Standard & Poor’s, Thomson Financial Services, Morningstar® or Lipper or upon request of a shareholder or prospective shareholder, the Trust will disclose a then current listing of portfolio securities. The Trust does not differentiate among categories of persons who may wish to receive a listing of portfolio securities, and imposes no conditions upon use of the information. The Trust’s President or a Vice President is authorized to provide a listing of portfolio securities as of dates which differ from the dates utilized to prepare routine reports and filings. The Trust has no ongoing arrangements with any person or entity to make available information about the Trust’s portfolio securities. The Officers of the Trust report to the Board of Trustees any requests for portfolio securities listings that are not already publicly available. Neither the Trust nor the investment adviser receives compensation for providing the listings of portfolio securities.

INVESTMENT ADVISER AND OTHER SERVICES

As stated in the Prospectus, our investment activities are managed by Dupree & Company, Inc. Thomas P. Dupree, Sr., is President of the Trust and Chairman of Dupree & Company, Inc. He is the sole owner of the voting stock of Dupree & Company, Inc. Allen E. Grimes, III serves as President of Dupree & Company, Inc. and is Executive Vice President of the Trust. Michelle M. Dragoo is Vice President, Secretary and Treasurer of Dupree & Company, Inc. and also holds the same offices with the Trust. Alison L. Arnold is Assistant Secretary of the Trust. Dupree & Company, Inc. also serves as the transfer agent for the Trust.

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INVESTMENT ADVISORY AGREEMENTS

Dupree & Company, Inc. serves as the investment adviser for each of our ten Funds pursuant to separate Investment Advisory Agreements with each fund. The agreements for the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Series are each dated November 1, 2002. Each agreement will continue in effect until October 31, 2013. The agreement for the Intermediate Government Bond Series is dated November 1, 1997, and will continue in effect until October 31, 2013. The agreement for the Taxable Municipal Bond Series is dated November 1, 2011, and will continue in effect until October 31, 2013. Each agreement may be continued from year to year if such continuation is specifically approved at least annually by our Board of Trustees at a meeting called for that purpose, or by a separate vote of the holders of a majority of each series' shares, and, in either case, also by vote of a majority of our Trustees. The Agreements are subject to termination by either party without penalty on 60 days written notice to the other and terminate automatically in the event of assignment. Dupree & Company, Inc. had served as the investment adviser to Kentucky Tax-Free Income Fund, Inc. from our inception through October 31, 1986, when Dupree Investment Advisers, Inc. a subsidiary of Dupree & Company, Inc., began serving as the investment adviser. In 1997, the two Dupree firms reorganized and the parent firm, Dupree & Company, Inc. once again became the investment adviser without any change in personnel or services.

Pursuant to the Agreements, Dupree & Company, Inc. provides us with investment supervisory services, office space and facilities, and corporate administration. Specifically, Dupree & Company, Inc. has undertaken to obtain and evaluate relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities; to formulate a continuing program for the management of our assets in a manner consistent with our investment objectives; and to implement this program by selecting the securities to be purchased or sold by us and placing orders for such purchases and sales. In addition, Dupree & Company, Inc. provides for our office needs, maintains our books and records, assumes and pays all sales and promotional expenses incurred in the distribution of our shares out of its own resources without reimbursement from the Trust, staffs us with persons competent to perform all of our executive and administrative functions, supervises and coordinates the activities of our institutional and other agents (e.g., custodian, transfer agent, independent accountants, outside legal counsel), and permits its officers and employees to serve us as trustees and officers, all without additional cost to us. Dupree & Company, Inc. may contract with commercial banks or other entities to assist in the provision of shareholder services.

Under the Agreements for each of the funds, neither Dupree & Company, Inc. nor any of its directors, officers or employees performing executive or administrative functions for us will be liable to us for any error of judgment, mistake of law or other act or omission in connection with a matter to which the Agreements relate, unless such error, mistake, act or omission involves willful misfeasance, bad faith, gross negligence or reckless disregard of duty, or otherwise constitutes a breach of fiduciary duty involving personal misconduct.

Under the terms of the Agreements for the tax-exempt municipal bond funds and the taxable municipal bond fund, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreements, a fee at the annual rate of .50 of 1% of the first $100,000,000 average daily net assets of each fund determined separately; .45 of 1% of the average daily net assets between $100,000,001 and $150,000,000 of each fund determined separately; .40 of 1% of the average daily net assets between $150,000,001 and $500,000,000 of each fund determined separately; .35 of 1% of the average daily net assets between $500,000,001 and $750,000,000; .30 of 1% of the average daily net assets between $750,000,001 and $1,000,000,000; and .25 of 1% of the average daily net assets in excess of $1,000,000,001. For the Intermediate Government Bond Series, we have agreed to pay to Dupree & Company, Inc., as compensation for all services rendered, facilities furnished and expenses paid or assumed by it under the Agreement, a fee at the annual rate of .20 of 1%. The fees are payable to Dupree & Company, Inc. in monthly installments. Dupree & Company, Inc. has reserved the right to voluntarily subsidize any fund at its sole option and expense. During the past three fiscal years the following fees have been paid to the investment adviser and the following reimbursements have been received from the investment adviser, who will not seek to recover any fees waived or reimbursements.

	Year Ended 6-30-12	Year Ended 6-30-11	Year Ended 6-30-10
Alabama Tax-Free Income Series
Fees	$108,756	$101,210	$83,265
Fees waived	22,407	36,211	54,852
Kentucky Tax-Free Income Series
Fees	3,595,920	3,429,968	3,291,171
Fees waived	-0-	-0-	-0-

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	Year Ended 6-30-12	Year Ended 6-30-11	Year Ended 6-30-10
Kentucky Tax-Free Short-to-Medium Series
Fees	$429,771	$351,989	$323,591
Fees waived	-0-	-0-	-0-
Mississippi Tax-Free Income Series
Fees	35,061	31,437	27,370
Fees waived	18,832	16,167	25,288
North Carolina Tax-Free Income Series
Fees	402,183	381,588	362,360
Fees waived	-0-	-0-	-0-
North Carolina Tax-Free Short-to-Medium Series
Fees	115,189	94,864	69,364
Fees waived	-0-	-0-	-0-
Tennessee Tax-Free Income Series
Fees	480,310	468,448	465,519
Fees waived	-0-	-0-	-0-
Tennessee Tax-Free Short-to-Medium Series
Fees	52,247	51,852	48,573
Fees waived	-0-	1,947	1,532
Intermediate Government Bond Series
Fees	51,610	64,717	59,935
Fees waived	-0-	-0-	-0-
Taxable Municipal Bond Series
Fees	70,687	40,901	N/A
Fees waived	943	1,608	N/A

Board of Trustees Approval of Existing Advisory Agreements

Dupree Mutual Fund’s Board of Trustees is responsible for overseeing the Trust’s corporate policies and adhering to fiduciary standards under the Investment Company Act of 1940 (“1940 Act”). The Trustees are responsible for the annual renewal of the Trust’s investment advisory agreements with each Fund. Under the Investment Advisory Agreements, Dupree & Company, Inc. assumes responsibility for providing investment advisory and other services.

In considering whether to renew the Investment Advisory Agreements, the Trustees, at their meeting of August 21, 2012 reviewed the following factors with respect to each fund: (1) the nature, extent and quality of services provided by Dupree & Company to each fund; (2) the investment performance of each fund; (3) the costs of the services provided to each fund and the profits realized or to be realized by Dupree & Company from its relationship with the Trust; (4) the extent to which economies of scale have been realized as each fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of fund investors; (6) comparisons of services and fees with contracts entered into by Dupree & Company with other clients, if any; and (7) other benefits derived or anticipated to be derived by Dupree & Company from its relationship with the Trust.

Set forth below are the general factors the Trustees considered for all of the funds, followed by an outline of the selected specific factors the Trustees considered for each particular fund.

Nature, Extent and Quality of Services

Pursuant to each agreement, the investment adviser provides investment supervisory services, office space and facilities and corporate administration. Specifically, the investment adviser obtains and evaluates relevant information regarding the economy, industries, businesses, municipal issuers, securities markets and securities to formulate a continuing program for the management of each Series’ assets in a manner consistent with the series’ investment objectives and to implement this program by selecting the securities to be purchased or sold by the Series and placing orders for such purchases and sales. In addition, the investment adviser provides for the Series’ office needs, maintains each Series’ books and records, assumes and pays all sales and promotional expenses incurred in the distribution of each Series’ shares, staffs the Series with persons competent to perform all of its executive and administrative functions, supervises and coordinates the activities of the Trust’s institutional and other agents (e.g. custodian, transfer agent, independent accountants, independent legal counsel), and permits its officers and employees to serve as officers of the Trust, all without additional cost to the Trust.

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Dupree & Company provides accounting services for all portfolio holdings, prepares required reports to shareholders, and prepares necessary SEC filings on a timely basis. Dupree & Company does not render services to any other clients.

The Trustees considered that the investment adviser is an experienced investment adviser whose investment professionals have managed the several Series of the Trust since their inception. The investment adviser’s personnel provide active and extensive monitoring of the investment portfolios daily and report on the investment performance of the Series to the Trustees at their scheduled quarterly meetings. The Trustees considered that the investment adviser has carried out these responsibilities in a professional manner over the years.

The Trustees considered, among other things, the performance of each of the Series, as discussed below.

Performance

The Trustees considered the performance of each Series during historical and recent periods and compared to (i) standardized industry performance data, (ii) the performance of comparable mutual funds and (iii) the performance of recognized indices.

The Trustees considered the comparative performance and expense data for each Series prepared by an independent third party, Morningstar®, Inc., for 1, 3 and 12 months and annualized for 3, 5 and 10 years as compared with other single state funds or government bond funds. For the most part, the Series’ returns over the periods reviewed have been very close to the Series’ benchmarks. For additional detail about the considerations for each Trust Series, see the “Series-by-Series Factors” section below.

Cost and Profitability

The Trustees reviewed the audited (years ended December 31, 2010 and December 31, 2011) and unaudited financial statements (six months ended June 30, 2012) of Dupree & Company, Inc; statements of Dupree & Company Inc.’s revenues and costs of and profits from furnishing services to each Series (twelve months ended June 30, 2012). The investment adviser’s revenues and costs of and profits from furnishing services to each Series are allocated to each Series according to each Series’ identifiable costs and according to the size of the Series in relation to the total size of the Trust. The Trustees considered the Investment advisory fees paid to the investment adviser, expressed in dollar terms and as a percentage of assets under management. The Trustees considered and reviewed information concerning the costs incurred and profits derived by Dupree & Co. for services rendered in its capacity as investment adviser to each Series since the inception of each Series. The Trustees determined that the profits earned were reasonable in light of the advisory, administrative and other services provided to each Series and the historic subsidization provided by Dupree & Co. to the several Series.

Fees Charged by Other Advisers

The Trustees considered information regarding fees paid to other advisers for managing similar investment portfolios. The Trustees received comparative fee information for comparable peer group funds prepared by Morningstar®. The Trustees considered that the proposed advisory fees to be paid to the investment adviser for its services to each Series are comparable to the advisory fees charged to other similar portfolios.

Economies of Scale

In addition to considering that the investment adviser’s fees are comparable to fees charged to other similar portfolios, the Trustees also considered that economies of scale are integrated into the expense formulation. Accordingly, as assets increase, the investment adviser’s fees decrease on a percentage basis.

The investment adviser has identified no “economies of scale”, advising that growth of the Trust will require additional personnel. Further, the investment adviser has stated that additional compliance requirements can be expected to consume more personnel time and may preclude realization of economies of scale.

Fee Comparison with Other Clients

The only client served by the investment adviser is the Trust, so there are no applicable fee comparisons.

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Other Benefits

The Trustees considered that the investment adviser derives a financial benefit from its advisory relationship with the Trust. The sole benefit that accrues to the investment adviser is an increase in total fees received as each Series increases in net asset size. The benefit to the shareholders of each Series is that the investment adviser’s fees decrease on a percentage basis as total net assets under management increase. Dupree & Company, Inc. reported no other indirect benefits attributable to management of the Series, including, but not limited to, soft dollar arrangements.

Series-by-Series Factors

Alabama Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 19 portfolio purchase transactions and 13 portfolio sale transactions

•	As of June 30, 2012 the ten year growth of $10,000 invested in the Series was $16,963 as compared to $16,725 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees or expenses

•	As of June 30, 2012 the Series received an overall Morningstar® rating of four stars

•	As of June 30, 2012 the Series Expense Ratio was 0.60% (after waiver of fees), the lowest of 7 funds evaluated by Morningstar®

Kentucky Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 46 portfolio purchase transactions and 63 portfolio sale transactions.

•	As of June 30, 2012 the ten year growth of $10,000 invested in the Series was $16,362 as compared to $16,743 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees or expenses.

•	As of June 30, 2012 the Series received an overall Morningstar® rating of five stars.

•	As of June 30, 2012 the Series Expense Ratio was 0.58%, the lowest of 12 funds evaluated by Morningstar®.

Kentucky Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 38 portfolio purchase transactions and 7 portfolio sale transactions.

•	As of June 30, 2012 the ten year growth of $10,000 invested in the Series was $14,019 as compared to $16,727 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees or expenses.

•	As of June 30, 2012 the Series received an overall Morningstar® rating of four stars.

•

As of June 30, 2012 the Series Expense Ratio was 0.72%. Out of 12funds evaluated by Morningstar®, only 3 had lower expense ratios than this Series. Of these 3 funds, 2 only accept institutional clients and remaining fund was the Dupree Kentucky Tax-Free Income Series.

Mississippi Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 23 portfolio purchase transactions and 11 portfolio sale transactions.

•	As of June 30, 2012 the ten year growth of $10,000 invested in the Series was $16,431 as compared to $16,725 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012the Series received an overall Morningstar® rating of five stars.

•	As of June 30, 2012 the Series Expense Ratio was 0.58% (after waiver of fees) was the lower of 2 funds evaluated by Morningstar®.

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North Carolina Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 30 portfolio purchase transactions and 16 portfolio sale transactions.

•	As of June 30, 2012 the ten year growth of $10,000 invested in the Series was $16,303 as compared to $16,725 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012 the Series received an overall Morningstar® rating of four stars.

•

As of June 30, 2012 the Series Expense Ratio was 0.70%, the 5th lowest of 15 funds evaluated by Morningstar®. The other funds it was compared with either had a load or sales charge, a million dollar minimum investment, or were only open to employees of the fund.

North Carolina Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 27 portfolio purchase transactions and 18 portfolio sale transactions.

•	As of June 30, 2012 the ten year growth of $10,000 invested in the Series was $14,221 as compared to $16,727 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012 the Series received an overall Morningstar® rating of four stars.

•

As of June 30, 2012 the Series Expense Ratio was 0.77%, the 6th lowest of 15 funds evaluated by Morningstar®. Of the other funds 1 charges a sales load; 1 is open only to employees of the fund family; 3 are only open to institutional clients with a one million dollar minimum investment; and the remaining fund is the Dupree North Carolina Tax-Free Income Series.

Tennessee Tax-Free Income Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 18 portfolio purchase transactions and 36 portfolio sale transactions.

•	As of June 30, 2012 the ten year growth of $10,000 invested in the Series was $15,943 as compared to $16,725 for the BarCap Municipal Bond Index. The BarCap Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012 the Series received an overall Morningstar® rating of four stars.

•

As of June 30, 2012 the Series Expense Ratio was 0.69%, the 3rd lowest of 13 funds evaluated by Morningstar®. The funds with the lower expense ratios are open only to institutional clients with a minimum one million dollar investment.

Tennessee Tax-Free Short-to-Medium Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 13 portfolio purchase transactions and 9 portfolio sale transactions.

•	As of June 30, 2012 the ten year growth of $10,000 invested in the Series was $13,890 as compared to $16,727 for the Barclays Capital Municipal Bond Index. The Barclays Capital Municipal Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012 the Series received an overall Morningstar® rating of three stars.

•

As of June 30, 2012 the Series Expense Ratio was 0.80%, the 6th lowest of 13 funds evaluated by Morningstar®. 2 of the funds have a load, 2 are open to institutional clients with a million dollar investment and the other is the Dupree Tennessee Tax-Free Income Series.

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Intermediate Government Bond Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 3 portfolio purchase transactions and 6 portfolio sale transactions.

•	As of June 30, 2012 the ten year growth of $10,000 invested in the Series was $16,533 as compared to $15,722 for the BarCap U.S Intermediate Government Bond Index. The BarCap U.S. Government Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012, the Series received an overall Morningstar® rating of four stars

•	As of June 30, 2012, the Series Expense Ratio was 0.46%, the 2nd lowest of 21 funds evaluated by Morningstar®.

Taxable Municipal Bond Series

•	For the Fiscal Year ending June 30, 2012, the investment adviser processed 27 portfolio purchase transactions and 0 portfolio sale transactions.

•	As of June 30, 2012 the twenty month growth of $10,000 invested in the Series was $11,784 as compared to $11,452 for the BarCap Municipal Taxable Bond Index. The BarCap Municipal Taxable Bond Index reflects no deduction for fees and expenses.

•	As of June 30, 2012 the Series was not rated by Morningstar®.

•	As of June 30, 2012 the Series Expense Ratio was 0.76%, the 3rd lowest of 5 funds evaluated by Morningstar®. The two funds with the lower expense ratios are Exchange Traded Funds.

Portfolio Manager

The Co-Portfolio Managers responsible for the day to day management of the Trust’s portfolios for each of the funds are Vincent Harrison and Eugene Gard, CFA. Mr. Harrison served as Assistant Portfolio Manager from 1999 to 2004 before becoming Portfolio Manager. Eugene Gard became Co-Portfolio Manager in 2008 after serving as the Associate Portfolio Manager under Mr. Harrison. Mr. Gard became Associate Portfolio Manager under Mr. Harrison in 2008 after active duty service in the United States Navy from 2001-2007. Managing the Trust’s ten funds is Dupree & Company, Inc.’s sole business so there are no conflicts of interest between management of the Trust portfolios and any other accounts.

Messrs. Harrison and Gard are employed by the investment adviser for each of the Funds. Mr. Thomas P. Dupree, Sr. is the sole voting shareholder and Chairman of Dupree & Company, Inc. Mr. Dupree determines the compensation of all employees of Dupree & Company, Inc. based on his assessment of performance and comparable market compensation. Portfolio Managers, like all other employees of Dupree & Company, Inc., are paid a fixed salary. All employees are eligible to receive discretionary bonuses if there is growth in the value of net assets of the Trust under management. All employee benefits, i.e., insurance, retirement plans, etc. are the same for all employees of Dupree & Company, Inc. Mr. Dupree is a salaried employee of Dupree & Company, Inc. and receives other compensation from Dupree & Company, Inc. in recognition of his role as the sole voting shareholder of Dupree & Company, Inc.

Mr. Harrison owned shares of the Taxable Municipal Bond Series valued between $0 and $10,000 as of June 30, 2012. Mr. Gard did not own any fund shares as of June 30, 2012.

OTHER SERVICES

U S Bank, 425 Walnut Street, ML 6118, PO Box 1118, Cincinnati, Ohio 45201-1118, serves as Custodian for the Trust.

U S Bank is responsible for the safekeeping of the assets of each Fund. U S Bank presents for payment the coupons of the municipal bonds held by it or its sub-custodians and deposits payment to the Funds’ accounts. Beginning April 1, 2009, the Custodian began charging the Trust for fees which exceeded the float. The Trust paid a total of $195,196 in custodial fees during the fiscal year 2010. The Trust was given custodian credits of $18,175 during the period July 1, 2009 to June 30, 2010, which amount was applied to reduce net custodial fees. The Trust paid $192,296 in custodial fees during the fiscal year 2011. The Trust was given custodian credits of $12,067 during the period July 1, 2010 to June 30, 2011, which amount was applied to reduce net custodial fees. The Trust paid $196,395 in custodial fees during the fiscal year 2012. The Trust was given custodian credits of $5,045 during the period July 1, 2011 to June 30, 2012, which amount was applied to reduce net custodial fees.

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Ernst & Young LLP, 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202, serves as the independent registered public accounting firm of the Trust, providing expertise in accounting and taxation, including tax return preparation. The shareholders of the Trust ratified selection of Ernst & Young LLP to serve as the independent auditor for the Trust for the fiscal year ending June 30, 2013.

Dupree & Company, Inc. serves as the transfer agent and dividend paying agent of the Trust, collecting monies from new shareholders and paying dividends and redemption proceeds to shareholders, in addition to maintaining books and accounts of shareholder transactions. The Trust has an agreement with Dupree & Company Inc., as transfer agent, under of which a fee is paid computed on the average daily net asset value at the annual rate of .15 of 1% on the first $20,000,000 and .12 of 1% on all amounts in excess of $20,000,000. For the past three fiscal years Dupree & Company, Inc. was paid $1,507,864, $1,410,713 and $1,282,395, respectively, for the services it performed as transfer agent and dividend paying agent of the Trust.

Dupree & Company, Inc., the Trust’s transfer agent, has entered into sub-shareholder servicing agreements with Ron Beaton’s Money Matters, Lawrence J. Botzman, E. Thomas Associates, Inc., Cumberland Security Bank, and Unified Trust Company to service their clients who have entered into individual investment advisory agreements with these firms. These sub-shareholder servicing agents assist their client shareholders in completing account applications, redemption requests, change of address forms and provide other administrative services to their clients. The sub-shareholder servicing agents are compensated by Dupree & Company, Inc. at a rate of .00125 per annum of the net assets under management invested by their clients in the Kentucky Tax-Free Income Series, .00225 per annum of the net assets under management invested by their clients in The Kentucky Tax-Free Short-to-Medium Series, .0010 per annum of the net assets under management invested by their clients in the Intermediate Government Bond Series and .0025 per annum for all other Series’ of the Trust with a minimum threshold of total investments by their clients of $1,000,000. For the past three fiscal years the aggregate compensation paid by Dupree & Company, Inc. to all sub-shareholder servicing agents was $80,847, $83,980 and $80,399, respectively. The compensation is inclusive of all sub-shareholder servicing agents, some of whom may not currently have active agreements with Dupree & Company, Inc.

Gay M. Elste, Darsie & Elste, P.O. Box 28, Versailles, Kentucky 40383, serves as independent legal counsel to the Trust and Trustees. Ms. Elste owns shares of the Trust valued in excess of $100,000. She prepares or reviews requisite registration statements and other filings with the Securities and Exchange Commission and state securities regulators, attends all meetings of the Trustees and the Board Committees, prepares the agendas and minutes for meetings and provides advice to management, as well as the Trustees. She is compensated on an hourly basis. For the past three fiscal years Darsie & Elste was paid $45,953, $47,320 and $37,110 respectively. Ms. Elste also serves as the Compliance Officer of the Trust reviewing documents, transactions and other materials to assure compliance with federal securities laws. She is also compensated for these services on an hourly basis and was paid for the past three fiscal years $30,291, $31,633 and $27,161 respectively.

OFFICERS AND TRUSTEES

In 2004, the Board of Trustees and shareholders determined that a totally independent Board of Trustees was the appropriate method to manage the business of the Trust. The Board of Trustees is comprised solely of “non-interested” persons and meets on a quarterly basis to discuss, review and act upon business matters of the Trust. On a quarterly basis the Trustees review financial statements, dividends declared, portfolio pricing and variances, compliance subjects, brokerage allocations and selections, and adopts, ratifies or amends policies. On a weekly basis the Trustees are apprised of the total investments in each portfolio and yield information. As set forth in the Declaration of Trust filed pursuant to the laws of the Commonwealth of Kentucky, the Trustees manage the business of the Trust: appointing and removing officers, agents, consultants and employees; selecting advisers, depositories, custodians, distributors, underwriters and others; and delegating responsibilities to officers and/or committees of the Trust or employees, advisers, agents or others. The Board adopts general policy and charges Dupree & Company with the responsibility for daily investment, shareholder servicing and management decisions. The Board of Trustees oversees risks to the Trust through the services of the independent auditors of the Trust and the Trust’s Compliance Officer. The Trustees have engaged the independent auditors to conduct agreed upon review of management practices. In addition, the Trustees receive quarterly reports of compliance risks from both management and the Trust’s Compliance Officer.

All of the committees of the Board of Trustees are inclusive of all Trustees. This allows all trustees to be fully apprised of the business of the Trust. The Audit Committee of the Board of Trustees meets semi-annually, or more often if needed, to review accounting, management, pricing and control functions of the Trust and other matters required by law. During

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the most recently completed fiscal year the Audit Committee met twice. The Nominating Committee of the Trust meets annually or more often, if needed, to nominate persons to serve on the Board of Trustees. During the most recently completed fiscal year, the Nominating Committee met twice. The Nominating Committee will consider nominees recommended by security holders when a vacancy occurs. Any security holder may write to the Trust, identifying a nominee and describing the nominee’s qualifications. In addition the Trustees meet quarterly without management to discuss Trust business and the oversight responsibilities of the independent Trustees, including compliance matters. All Trustees also comprise the Valuation Committee which meets if necessary to “fair value” portfolio securities when readily available quotations are not available and/or when the investment adviser’s recommended valuation of a given security is different from readily available quotations by an amount which is of significance to the Funds’ NAV. The Committee did not meet during the most recently completed fiscal year.

Set forth below is certain biographical information about the Trustees including a description of the specific experience, qualifications, attributes and skills that led to the conclusion that the person should serve as a member of the Board in light of the Trust’s business and structure.

James C. Baughman, Jr. - Mr. Baughman serves as the Chief Executive Officer, Secretary , Treasurer, and as a Director of Office Suites Plus, Inc. and its wholly owned subsidiary, Office Suites Plus Properties, Inc. (collectively “Office Suites Plus”). Office Suites Plus is a privately held business that provides high quality office and conference facilities with advanced technology and support services to corporations. Mr. Baughman’s educational background is in the area of finance. His individual qualifications and skills include senior management experience in the areas of accounting and finance, marketing, advertising, strategic thinking and corporate governance.

Lucy A. Breathitt - Mrs. Breathitt is the fifth generation owner and operator of a family farm, Alexander Farms, where she is involved in raising and bringing to market cattle, sorghum, honey and tobacco. She has served in an executive capacity within the Office of the President of the United States. Her individual qualifications and skills include senior management experience, organizational and interpersonal effectiveness, communication skills and consensus building. Mrs. Breathitt has served on multiple local, state and national civic boards, focusing on the preservation and conservation of history and resources.

William A. Combs, Jr. - Mr. Combs currently serves as an Officer and Director of Mercedes-Benz of Cincinnati, Ohio and Mercedes-Benz of West Chester, Ohio. He previously served as an Officer and Director of a family controlled lumber and supply business. His individual qualifications and skills include senior management experience, corporate governance, finance, strategic thinking and consensus building. Mr. Combs has served in leadership roles on numerous local civic boards.

C. Timothy Cone - Mr. Cone currently serves as the President of Gess, Mattingly & Atchison, P.S.C., a law firm based in Lexington, Kentucky. The principal areas of his law practice relate to Business Organizations and Transactions and Commercial Lending and Real Estate. His individual qualifications and skills include senior management experience in the areas of business formations, mergers and acquisitions, corporate governance, and strategic thinking. Mr. Cone has extensive experience with the Kentucky thoroughbred industry and he has served in leadership roles on numerous local civic boards.

Ann Rosenstein Giles - Ms. Giles is a self-employed marketing consultant. She has worked in various capacities in the advertising and marketing field in New York, Michigan, and Kentucky. Her individual qualifications and skills include senior management experience, marketing and advertising, strategic thinking, and business development.

Marc A. Mathews - Mr. Mathews serves as Vice President for Finance and Business for Transylvania University, a Lexington private institution of higher education. Mr. Mathews previously served as Treasurer and Controller of the University of Kentucky, and Senior Audit Manager for Pricewaterhouse Coopers, L.L.P. Mr. Mathews’ educational background is in Business Administration and Accounting, and he is a Certified Public Accountant and a Certified Treasury Professional. Mr. Mathews serves or has served on numerous local civic boards. His individual qualifications include senior management experience, corporate governance, finance, strategic thinking and consensus building.

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The following table sets forth information as to our Officers and Trustees:

Trustees
Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Officer

William A. Combs, Jr. 111 Woodland Ave, #510 Lexington, KY 40502 Age: 72	Chairman of the Board of Trustees and Trustee of Dupree Mutual Funds	Annual Term; 24 Years of Service 12 Years of Service as Chairman	Officer, Director: Mercedes-Benz of Cincinnati, Ohio and Mercedes-Benz of West Chester, Ohio	10	N/A

James C. Baughman, Jr. 1999 Richmond Road Suite 4 Lexington, KY 40502 Age: 49	Trustee and Chairman of Audit Committee of Dupree Mutual Funds	One Year Term; 5 Years of Service 3 Years of Service as Chairman of Audit Committee	Chief Executive Officer, Secretary, Treasurer, Director Office Suites Plus, Inc. (executive office space rental)	10	Advisory Board, Community Trust Bank; President/Director Global Workspace Association International; Vice President, Director, Preferred Office Network, LLC National Association of Corporate Directors Governance Fellow

Lucy A. Breathitt 1703 Fairway Drive Lexington, KY 40502 Age: 75	Trustee of Dupree Mutual Funds	Annual Term; 16 Years of Service		10	N/A

C. Timothy Cone 201 West Short Street Lexington, KY 40507 Age: 68	Trustee of Dupree Mutual Funds	Annual Term; 10 Years of Service	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	10	N/A

Ann Rosenstein Giles 343 Waller Avenue, Suite 100 Lexington, KY 40504 Age: 60	Trustee of Dupree Mutual Funds	Annual Term; One year of service	Rosenstein Development, LLC (self-employed marketing consultant)	10	Trustee, Transylvania University, KY Historical Society

Marc A. Mathews Transylvania University 300 N. Broadway Lexington, KY 40508 Age: 54	Trustee of Dupree Mutual Funds	Annual Term; One year of service	Vice President for Finance and Business, Transylvania University, 2009 to date; Treasurer, University of Kentucky 2008-2009; Controller, University of Kentucky 2004-2008	10	Director, Bank of the Bluegrass

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Officers of the Trust
Name, Address and Age	Position(s) held with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee or Officer
Thomas P. Dupree, Sr. 125 South Mill Street Lexington, KY 40507 Age: 82	President of Dupree Mutual Funds elected President by Trustees	Annual Term; 33 Years of Service	Chairman, Dupree & Company, Inc. (broker/dealer/investment adviser)	N/A	KY Historical Society Foundation

Allen E. Grimes, III 125 South Mill Street Lexington, KY 40507 Age: 50	Executive Vice President; elected Executive Vice President by Trustees	Annual Term; 7 Years of Service	President, Dupree & Vice Company, Inc President, (broker/dealer/investment adviser)	N/A	International Book Project, Inc.; The Henry Clay Memorial Foundation

Michelle M. Dragoo 125 South Mill Street Lexington, KY 40507 Age: 51	Vice President, Secretary, Treasurer; elected Vice President, Secretary & Treasurer by Trustees	Annual Term; 15 Years of Service as Vice President, 13 Years of Service as Secretary, Treasurer	Secretary, Treasurer of Dupree & Company, Inc. (broker/dealer/investment adviser)	N/A	N/A

Alison L. Arnold 125 South Mill Street Lexington, KY 40507 Age: 52	Assistant Secretary; elected Assistant Secretary by Trustees	Annual Term; 20 Years of Service	Dupree & Company, Inc. (broker/dealer/investment adviser)	N/A	N/A

Gay M. Elste P.O. Box 28 Versailles, KY 40383 Age: 61	Compliance Officer; elected by Trustees	Annual Term; 8 Years of Service as Compliance Officer 31 Years of Service as legal counsel to Trust	Attorney at Law, Darsie & Elste; Anstruther Farm (cattle farming)	N/A	N/A

As of December 31, 2011, shares of the Trust were owned by our Trustees as shown below.

Name of Trustee	Dollar Range of Equity Securities in the Fund	Series Invested
Lucy A. Breathitt	Over $100,000	Kentucky Tax-Free Income Series
James C. Baughman, Jr.	$1 to $10,000	Kentucky Tax-Free Income Series
William A. Combs, Jr.	Over $100,000	Kentucky Tax-Free Income Series
C. Timothy Cone	Over $100,000	Kentucky Tax-Free Income Series
Ann Rosenstein Giles	-0-	Kentucky Tax-Free Income Series
Marc A. Mathews	$1 to $10,000	Kentucky Tax-Free Income Series
Lucy A. Breathitt	-0-	Kentucky Tax-Free Short-to-Medium Series
James C. Baughman, Jr.	-0-	Kentucky Tax-Free Short-to-Medium Series

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Name of Trustee	Dollar Range of Equity Securities in the Fund	Series Invested
William A. Combs, Jr.	-0-	Kentucky Tax-Free Short-to-Medium Series
C. Timothy Cone	Over $100,000	Kentucky Tax-Free Short-to-Medium Series
Ann Rosenstein Giles	-0-	Kentucky Tax-Free Short-to-Medium Series
Marc A. Mathews	-0-	Kentucky Tax-Free Short-to-Medium Series

Name of Trustee	Dollar Range of Equity Securities in the Fund	Series Invested
Lucy A. Breathitt	-0-	Intermediate Government Bond Series
James C. Baughman, Jr.	$50,000 to $100,000	Intermediate Government Bond Series
William A. Combs, Jr.	-0-	Intermediate Government Bond Series
C. Timothy Cone	-0-	Intermediate Government Bond Series
Ann Rosenstein Giles	-0-	Intermediate Government Bond Series
Marc A. Mathews	-0-	Intermediate Government Bond Series

As of December 31, 2011, none of the non-interested Trustees or members of their immediate family held any beneficial interest in the Trust’s investment adviser, nor were the non-interested Trustees under direct or indirect or common control with the investment adviser as reflected in the chart below. Further, the Trust does not have an underwriter.

Name of Trustee	Name of Owners and Relationships to Trustee	Company	Title of Class	Value of Securities	Percent of Class
William A. Combs, Jr.	N/A	Dupree & Company, Inc.	N/A	None	None
James C. Baughman, Jr.	N/A	Dupree & Company, Inc.	N/A	None	None
Lucy A. Breathitt	N/A	Dupree & Company, Inc.	N/A	None	None
C. Timothy Cone	N/A	Dupree & Company, Inc.	N/A	None	None
Ann Rosenstein Giles	N/A	Dupree & Company, Inc.	N/A	None	None
Marc A. Mathews	N/A	Dupree & Company, Inc.	N/A	None	None

Compensation Table

Name of Person, Position	Aggregate Compensation from Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees
William A. Combs Chairman, Trustee	$24,000	-0-	-0-	$24,000
James C. Baughman, Jr., Trustee	$24,000	-0-	-0-	$24,000
Lucy A. Breathitt Trustee	$24,000	-0-	-0-	$24,000
C. Timothy Cone Trustee	$24,000	-0-	-0-	$24,000
Ann Rosenstein Giles Trustee	$16,400	-0-	-0-	$16,400
Marc A. Mathews Trustee	$16,400	-0-	-0-	$16,400
Gay M. Elste Compliance Officer/ Legal Counsel	$76,243	-0-	-0-	$76,243

For the current fiscal year the six non-interested Trustees (who all serve on the audit committee) will be paid fees in the amount of $23,000 plus an additional $1,000.00 per audit committee meeting.

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CODE OF ETHICS

Dupree Mutual Funds and Dupree & Company, Inc. have adopted Codes of Ethics applicable to all Trustees, Officers and access persons. Personnel subject to the Codes of Ethics are permitted to invest in securities that may be purchased or held by the Trust; however, such securities transactions must be disclosed on a quarterly basis. Personnel are permitted to invest in the Trust.

PORTFOLIO TRANSACTIONS

Ordinarily, portfolio securities for each Fund are purchased from underwriters at prices that include underwriting fees or from primary market makers acting as principals and selling to us at net prices. In either case, we would not pay any brokerage commission. Transactions placed with dealers serving as primary market makers are executed at prices within the spread between the bid and asked prices for the securities.

Decisions with respect to the purchase and sale of our portfolio securities, including the allocation of principal business and portfolio brokerage, are made by our investment adviser, Dupree & Company, Inc. Our investment adviser has discretionary authority to implement these decisions by placing orders for the purchase or sale of securities for our account with underwriters, dealers or brokers selected by it for that purpose. However, Dupree & Company, Inc. will not deal with us as principal, or as our agent, in purchasing and selling securities for our accounts. Purchases and sales of securities for the Trust’s portfolios, as well as allocation of brokerage, are reviewed quarterly by the Trust’s Board of Trustees. Each of these trades is either an exclusive offering or the high bid on bonds for sale. Each is reviewed by the board on an individual basis.

Dupree & Company, Inc. has advised us that, in placing orders for the purchase and sale of our portfolio transactions, it will seek execution at the most favorable prices through responsible brokers consistent with Dupree & Company, Inc.’s best execution obligations. In selecting brokers to execute portfolio transactions Dupree & Company, Inc. will give consideration to such factors as the price of the security, the rate of commission, if any, and the size and difficulty of the order. The reliability, integrity, financial conditions, general execution and operating capabilities of competing brokers will also be taken into consideration when placing purchase and sale orders.

Dupree & Company, Inc. has further advised us that it does not presently intend to award brokerage on our portfolios to brokers who charge higher commissions because of research services they provide. However, under our Investment Advisory Agreements with it, we have authorized the investment adviser to adopt a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934. Under such a policy, a broker furnishing research services could be paid a higher commission than the commission that would be paid to another broker which either does not furnish research services or furnishes research services deemed to be of lesser value, if such higher commission is deemed to be reasonable in relation to the value of the brokerage and research services provided by the broker charging it, either in terms of that particular transaction or in terms of the overall responsibilities of the Investment Adviser with respect to the accounts as to which it exercises investment discretion. Research services furnished by a broker can include valuation of the market prices of securities in the Trust’s portfolios, evaluation of potential additions to the Trust’s portfolios and credit analysis of particular issuers of securities.

Whether and to what extent net prices or commissions charged by brokers selected by Dupree & Company, Inc., reflect an element of value for research services cannot presently be determined. To the extent that research services of value are provided by brokers with or through which the investment adviser places our portfolio transactions, the investment adviser may be relieved of expenses it might otherwise bear.

It is not the practice of Dupree & Company, Inc., to allocate principal business or portfolio brokerage on the basis of share sales. However, brokers effecting purchases of our shares for their customers may participate in principal transactions of brokerage allocated as described in the preceding paragraphs. Dupree & Company, Inc. has advised us that, when it purchases municipal securities for our portfolios in underwriting, it will seek to negotiate a purchase price reflecting a reduction from the initial public offering price by an amount equal to some or all of the applicable selling group concessions.

No brokerage commissions have been paid by the Trust during the three most recent fiscal years.

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SHARES OF BENEFICIAL INTEREST

Dupree Mutual Funds is a Kentucky Business Trust organized under the laws of the Commonwealth of Kentucky on July 1, 1987. The Business Trust is the successor of Kentucky Tax-Free Income Fund, Inc. The Trust offers shares of beneficial interest of separate Series or funds without par value. The Trust is authorized to create an unlimited number of new Series or Funds, but at this time the Trust is offering shares in ten funds as described in the Prospectus: Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Taxable Municipal Bond Series and Intermediate Government Bond Series.

Each share has one vote. Fractional shares have proportionate voting rights and participate pro rata in dividends and distributions. Our shareholders have cumulative voting rights for the election of Trustees. This means that, in each election of Trustees, each shareholder has the right to cast a number of votes equal to the number of Trustees to be elected and to cast all of such votes for one candidate or distribute such votes among two or more candidates, as the shareholder sees fit. In the event of liquidation of any fund, net assets would be distributed among shareholders of the fund pro-rata after payment of all expenses. Shareholders have no pre-emptive rights. Shareholders may convert their shares in a fund into shares of other funds offered by the Trust; however, this conversion will be treated as a redemption and purchase and may have tax consequences for the shareholder. When issued, our shares are fully paid and non-assessable. Shareholders rights to redeem shares and receive dividends are set forth in the Prospectus dated November 1, 2012.

As of October 3, 2012 the following persons were known to the Trust to be the beneficial owners of more than five (5%) of the outstanding shares of the following funds:

Name(s) of Share Owners	Percent of Shares Owned of Record	Percent of Shares Owned Beneficially	Both
Alabama Tax-Free Income Series
Reliance Trust Company FBO SBL Funeral Trust 1100 Abernathy Road 500 North Park #400 Atlanta, GA 30328	11.40%

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	8.33%

NFS LLC FEBO BBT CO DBA Wilbranch & Company 82 Devonshire Street Boston, MA 02109	7.54%

Kentucky Tax-Free Short-to-Medium Series
Unified Trust Company NA 2353 Alexandria Drive, Suite 100 Lexington, KY 40504	14.20%

Mississippi Tax-Free Income Series
NFS LLC FEBO Trustmark National Bank 248 East Capitol Street Jackson, MS 39201	20.44%

Roy B. Fulton 2181 Highway 82 West Greenville, MS			6.63%

NFS William R. Powers Revocable Trust 7734 Laie Place Diamond Head, MS 39525	6.24%

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Name(s) of Share Owners	Percent of Shares Owned of Record	Percent of Shares Owned Beneficially	Both

Robert Lawson Holladay, Sr. 240 E. Oscar Street Ruleville, MS 38771	5.66%

NFS LLC FEBO John S. Chew 109 Southern Ridge Drive Madison, MS 39110	5.31%

NC Tax-Free Income Series
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	9.91%

NC Tax-Free Short-to-Medium Series
Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	14.26%

Henry W. Burnett 641 Oaklawn Avenue Winston Salem, NC 27104			10.29%

Tennessee Tax-Free Income Series
SEI Trust Company One Freedom Valley Drive Oaks, PA	9.79%

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	8.02%

NFS LLC FEBO BBT CO DBA Wilbranch & Company 82 Devonshire Street Boston, MA 02109	7.98%

Tennessee Tax-Free Short-to-Medium Series
National Financial Services LLC Sherlene C. Schumacher Louis Carl Schumacher 1104 Stone Mill Lane Franklin, TN 37064	9.91%

Charles Schwab & Co., Inc. 101 Montgomery Street San Francisco, CA 94104	8.87%

George Herda Linda Gail Herda, Jtwros 9391 Whittingham Drive Brentwood, TN 37027-8462			6.40%

Intermediate Government Bond Series
Shield Ayres Foundation Robert M. Ayres, Jr. Milan Building 115 E Travis Street Suite 1445 San Antonio, TX 78205	6.37%

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Name(s) of Share Owners	Percent of Shares Owned of Record	Percent of Shares Owned Beneficially	Both

Hospice of Lake Cumberland 100 Parkway Drive Somerset, KY 42503	5.57%

Taxable Municipal Bond Series
J William Howerton Carson Myre Charitable Fund Trust 3954 Primrose Place Paducah, KY 42001	35.48%

National Christian Charitable Foundation, Inc. 11625 Rainwater Drive Suite 500 Alpharetta, GA 30004	20.67%

Hardin County Water District #2 360 Ring Road Elizabethtown, KY 42701	12.03%

Shield Ayres Foundation Robert M. Ayres, Jr. Milam Building, 115 E. Travis Street, Suite 1445 San Antonio, TX 78205	7.24%

Management Ownership

Collectively, as of October 3, 2012 the Officers and Trustees owned shares of the Trust in the following funds:

Kentucky Tax-Free Income Series	1.60%

HOW TO PURCHASE SHARES

Shares of our Trust that are offered for sale are offered directly by the Trust. Since we do not charge any sales commissions, every dollar you invest in us is applied to the purchase of our shares.

The price of your shares will be their net asset value per share, as calculated in the first determination of net asset value after your order has become effective. Your order will be priced and executed at the net asset value next determined after the order is received. There is no sales charge or load.

If you purchase shares through an investment representative, that party is responsible for transmitting orders in accord with contractual arrangements between the Trust and your representative. There may be different cut-off times for purchase and sale requests. Consult your investment representative for specific information.

If you invest through a third party (rather than directly with the Trust), the third party may charge you fees different from those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt. All such transactions through third parties depend upon your contractual relations with the third party and whether the Trust has an arrangement with the third party.

The Prospectus describes the procedures to be utilized by an investor desiring to purchase our shares.

DETERMINATION OF NET ASSET VALUE

The price used when you buy or sell shares in a fund is the next net asset value computed after we receive your order in proper form. The net asset value per share of each fund is determined separately at 4:00 p.m. local time each weekday the Dupree office is open by dividing the total value of the assets of a fund, minus liabilities, by the total number of shares outstanding.

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The Dupree office is closed on the following holidays: Veteran’s Day (Monday, November 12, 2012);Thanksgiving (Thursday, November 22, 2012); Christmas (Tuesday, December 25, 2012); New Year’s Day (Tuesday, January 1, 2013); Martin Luther King Day (Monday, January 21, 2013); President’s Day (Monday, February 18, 2013); Good Friday (Friday, March 29, 2013); Memorial Day (Monday, May 27, 2013); U.S. Independence Day (Thursday, July 4, 2013); Labor Day (Monday, September 2, 2013); and Columbus Day (Monday, October 14, 2013).The above listed closing dates correspond with the closing dates recommended by the Securities Industry and Financial Markets Association (“SIFMA”).

On any business day when SIFMA recommends an early close, we will close and calculate each Series’ NAV at the SIFMA recommended closing time (2:00 p.m. EST). On those days when SIFMA recommends an early close time of 2:00 p.m. EST, any purchase and/or redemption orders received after 2:00 p.m. EST will be processed and become effective on the next business day at the then prevailing NAV. We may elect to remain open on those dates which SIFMA recommends a full close.

Purchase and sales orders accepted after the Trust’s order cut-off time (4:00 p.m. EST) will be effective the following business day at the NAV computed on the following day.

The securities in which we invest are traded primarily in the over-the-counter market. We value securities in accord with the Board of Trustees approved Dupree Municipal Valuation System. The Dupree Municipal Valuation System is designed to determine daily, the expected price that would be received for each municipal security held by the Trust, if that security were to be sold in an arms-length transaction on that day.

In compliance with the Board approved valuation methodology, management will value each security based initially on original purchase price, and from then forward on subsequent days, the security will be assigned the current market value from the firm’s computerized valuation system.

The Manager receives yield data daily from an independent data service. This data provides that day’s market yield for bonds maturing from one to thirty years and with quality ratings from Baa to AAA. This data is entered in Dupree’s computerized valuation system daily. The system calculator produces a price for each bond based on the yields entered.

The Dupree computerized valuation system valuations for each bond are compared, on a weekly basis, with yields and prices downloaded from Standard & Poor’s – J. J. Kenny (Kenny) and Financial Times Interactive Data/Muller (Muller). Prices are also compared with other services such as Bloomberg Fair Value and MMD.

Finally, the Board approved “Valuation Methodology” charges the investment adviser Dupree & Company, Inc. with maintaining prices that compare closely to valuations of one or all of the following valuation sources: Kenny, Muller, Bloomberg Fair Value, or MMD. A bond valuation that is not supported by one of these valuation sources requires management to fair value the security in consultation with the Board’s Valuation committee.

The securities of the Intermediate Government Bonds Series and Taxable Municipal Bond Series are priced daily utilizing prices from IDC Muller and Standard & Poor’s – J.J. Kenney or other published prices.

HOW TO REDEEM SHARES

The Prospectus describes the procedures to be utilized by a shareholder desiring to redeem our shares. A $10.00 wire fee applies to all redemptions processed by wire. The transfer agent may deduct the wire charge from the redemption proceeds. There is no fee for processing redemption proceeds through the Automated Clearing House (ACH) electronic funds transfer system.

REDEMPTION BY TRUST

If your account balance falls below $100 as a result of shareholder redemption and not simply market valuation change, we may redeem your shares and close out your account. We will mail you a notice requesting that you bring the account balance back up to the minimum investment amount of $100. If you choose not to do so within thirty (30) days from the date of notice, we will close your account and mail the proceeds to the address of record.

If you should move to a state where the Trust does not routinely offer its shares for sale or if you should transfer or attempt to transfer any of your shares to another person residing in a state where the Trust does not routinely offer its shares for sale, the Trust reserves the right to involuntarily redeem your shares and close out your account and/or modify your dividend payment option to receive your dividends in cash in lieu of reinvestment of said dividends in the Trust.

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The Trust reserves the right to redeem, at any time without notice, any account if it is determined that the account owner is not complying with the Trust’s policies and procedures.

FEDERAL INCOME TAXES

Bond Counsel for the bonds held in the tax exempt municipal bond funds have not undertaken to advise in the future whether any events after the date of issuance of the bonds may affect the tax exempt status of interest on the bonds or the tax consequences of ownership of the bonds. No assurance can be given that future legislation, or amendments to the tax code, if enacted into law, will not contain provisions which could directly or indirectly reduce the benefit of the exclusion of the interest on the bonds from gross income for federal income tax purposes. Without limiting the generality of the foregoing, prospective purchasers should be aware that the President’s 2013 proposed budget would limit the exclusion from gross income of interest on the bonds for holders whose adjusted gross income for federal income tax purposes exceeds certain thresholds (for any taxable year beginning on or after January 1, 2013) in order to provide a tax benefit not greater than 28% of such interest. This would prevent such holders from realizing the full current benefit of the federal tax status of such interest. The President’s budget proposal may also affect the value of the bonds and tax exempt bonds generally. As of the effective date of this Statement of Additional Information, no action has been taken on the tax-exempt bond proposals in the President’s 2013 budget proposal. Several bills have also been introduced in Congress that, if enacted, would curtail or eliminate the tax-exemption retroactively or prospectively. Because many states adopt the Internal Revenue Code as a part of the state taxation system, any changes to the federal income and/or capital gains laws may result in changes to state tax laws, resulting in a loss of or reduction in the exemption of municipal bond interest for state income tax purposes. Prospective purchasers of the tax-exempt municipal bond funds should consult their own tax advisors regarding the potential consequences of the President’s proposal and/or other legislative proposals to the treatment of interest on the bonds and distributions paid by the tax exempt municipal bond funds. Because many states adopt the Internal Revenue Code as a part of the state taxation system, any changes to the federal income and/or capital gains laws may result in changes to state tax laws, resulting in a loss of or reduction in the exemption of municipal bond interest for state income tax purposes.

As of June 30, 2012, the Alabama Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series, Tennessee Tax-Free Short-to-Medium Series, Intermediate Government Bond Series and Taxable Municipal Bond Series have capital loss carry forwards which are available to offset future capital gains, if any. As of June 30, 2012, the Kentucky Tax-Free Income Series and the Mississippi Tax-Free Income Series do not have any capital loss carry forwards.

The capital loss carry forwards expire as follows:

	2013	2014	2015	2016	2017	2018	2019	Total
Kentucky Tax-Free Short-to-Medium Series	$-	$43,550	$446,645	$227,932	$223,976	$-	$-	$942,103
Tennessee Tax-Free Income Series	-	-	-	-	-	621,337	-	621,337
Tennessee Tax-Free Short-to-Medium Series	-	-	72,288	23,418	-	-	-	95,706
Intermediate Government Bond Series	2	64,307	21,143	-	-	-	-	85,452
Taxable Municipal Bond Series	-	-	-	-	-	-	21,110	21,110

During the year ended June 30, 2012, the following funds utilized capital loss carry forwards as follows:

Amount
Alabama Tax-Free Income Series	$37,041
Kentucky Tax-Free Short-to-Medium Series	88,570
North Carolina Tax-Free Income Series	138,890
North Carolina Tax-Free Short-to-Medium Series	46,841
Tennessee Tax-Free Income Series	202,311
Tennessee Tax-Free Short-to-Medium Series	214
Intermediate Government Bond Series	7,792

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Average Annual Total Return

The average annual total return for the 1-, 5-, and 10-year periods ended on June 30 of each year is computed by finding the average annual compounded rates of return over the 1-, 5-, and 10- year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P(1+T)n = ERV where: P equals a hypothetical initial payment of $1,000, T equals average annual total return, n equals number of years, and ERV equals ending redeemable value of a hypothetical $1,000. Set forth below is average annual total return information (before taxes on distributions) for all Income Series, all Short-to-Medium Series and the Intermediate Government Bond Series and the Taxable Municipal Bond Series for the periods indicated. All fund performance figures assume reinvestment of dividends and capital gains, if any.

	Expressed as a Percentage
Period	Average Annual Total Return
	Alabama Tax-Free Income Series	Kentucky Tax-Free Income Series	Kentucky Tax-Free Short-to- Medium Series	Mississippi Tax-Free Income Series	North Carolina Tax-Free Income Series	North Carolina Tax-Free Short-to- Medium Series
One year	9.81%	8.97%	5.10%	9.87%	9.87%	4.98%
ended June 30, 2012

Five years	5.46%	5.63%	4.41%	5.38%	5.35%	4.49%
ended June 30, 2012

Ten years	5.20%	4.89%	3.44%	5.09%	4.77%	3.58%
ended June 30, 2012

	Expressed as a Percentage
Period	Average Annual Total Return
	Tennessee Tax-Free Income Series	Tennessee Tax-Free Short-to- Medium Series	Intermediate Government Bond Series	Taxable Municipal Bond Series
One year	8.44%	3.74%	9.72%	17.77%
ended June 30, 2012
Five years	5.06%	4.01%	6.09%
ended June 30, 2012
Ten years	4.59%	3.34%	5.16%	10.32% (since inception November 2010)
ended June 30, 2012

	Redeemable Value at the end of the period
Period	Based on a Hypothetical $1000 investment
	Alabama Tax-Free Income Series	Kentucky Tax-Free Income Series	Kentucky Tax-Free Short-to- Medium Series	Mississippi Tax-Free Income Series	North Carolina Tax-Free Income Series	North Carolina Tax-Free Short-to- Medium Series
One year	$1,035	$1,036	$1,030	$1,032	$1,029	$1,039
ended June 30, 2012

Five years	$1,244	$1,261	$1,217	$1,234	$1,267	$1,221
endedJune 30, 2012

Ten years	$1,623	$1,566	$1,408	$1,598	$1,525	$1,435
endedJune 30, 2012

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	Tennessee Tax-Free Income Series	Tennessee Tax-Free Short-to- Medium Series	Intermediate Government Bond Series	Taxable Municipal Bond Series
One year	$1,037	$1,037	$1,007	$1,178
ended June 30, 2012

Five years	$1,228	$1,217	$1,299	N/A
ended June 30, 2012

Ten years	$1,529	$1,389	$1,635	$1,103
ended June 30, 2012				(since inception November 2010)

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

Average Annual Total Return (after taxes on distributions)

The funds’ average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the fund at the beginning of each specified period.

The average annual total return for the 1, 5 and 10 year periods ended on June 30 of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P(1+T)n = ATVd, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return (after taxes on distributions), n equals number of years, and ATV d equals redeemable value of a hypothetical $1,000 after taxes on Fund distributions but not after taxes on redemptions. Set forth below is average annual total return (after taxes on distributions) information for the Income Series, the Short-to-Medium Series the Intermediate Government Bond Series and the Taxable Municipal Bond Series for the periods indicated. All Fund performance figures assume reinvestment of dividends and capital gains. The calculations assume that taxes are due using the highest individual marginal federal income tax rates in effect on the reinvestment dates.

	Expressed as a Percentage
Period	Average Annual Total Return (After Taxes on Distributions)
	Alabama Tax-Free Income Series	Kentucky Tax-Free Income Series	Kentucky Tax-Free Short-to- Medium Series	Mississippi Tax-Free Income Series	North Carolina Tax-Free Income Series	North Carolina Tax-Free Short-to- Medium Series
One year	9.78%	8.91%	5.10%	9.87%	9.87%	4.98%
ended June 30, 2012

Five years	5.45%	5.60%	4.41%	5.37%	5.35%	4.49%
ended June 30, 2012

Ten years	5.20%	4.87%	3.44%	5.09%	4.79%	3.58%
ended June 30, 2012

	Tennessee Tax-Free Income Series	Tennessee Tax-Free Short-to- Medium Series	Intermediate Government Bond Series	Taxable Municipal Bond Series
One year	8.44%	3.74%	8.56%	15.77%
ended June 30, 2012

Five years	5.05%	4.01%	4.60%
ended June 30, 2012

Ten years	4.59%	3.34%	3.50%	8.41% (since inception November 2010)
ended June 30, 2012

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	Redeemable Value at the end of the period
Period	Based on a Hypothetical $1000 investment
	Alabama Tax-Free Income Series	Kentucky Tax-Free Income Series	Kentucky Tax-Free Short-to- Medium Series	Mississippi Tax-Free Income Series	North Carolina Tax-Free Income Series	North Carolina Tax-Free Short-to- Medium Series
One year	$1,098	$1,089	$1,051	$1,099	$1,099	$1,050
ended June 30, 2012

Five years	$1,304	$1,313	$1,241	$1,299	$1,298	$1,246
ended June 30, 2012

Ten years	$1,660	$1,609	$1,402	$1,643	$1,597	$1,422
ended June 30, 2012

	Tennessee Tax-Free Income Series	Tennessee Tax-Free Short-to- Medium Series	Intermediate Government Bond Series	Taxable Municipal Bond Series
One year	$1,084	$1,037	$1,086	$1,158
ended June 30, 2012

Five years	$1,279	$1,217	$1,252
ended June 30, 2012

Ten years	$1,566	$1,389	$1,411	$1,084
ended June 30, 2012				(since inception November 2010)

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

Average Annual Total Return (After Taxes on Distributions and Redemption)

The funds’ average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the fund at the beginning of each specified period. The average annual total return for the 1, 5 and 10 year periods ended on June 30 of each year is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula: P(1+T)n = ATV dr, where: P equals a hypothetical initial payment of $1,000, T equals average annual total return (after taxes on distributions), n equals number of years, and ATV equals redeemable value of a hypothetical $1,000 after taxes on Fund distributions Set forth below is average annual total return (after taxes on distribution and redemption) information for the Income Series, the Short-to-Medium Series, the Intermediate Government Bond Series, and the Taxable Municipal Bond Series for the periods indicated. All fund performance figures assume reinvestment of dividends and capital gains.

	Expressed as a Percentage
Period	Average Annual Total Return (After Taxes on Distributions and Redemption)
	Alabama Tax-Free Income Series	Kentucky Tax-Free Income Series	Kentucky Tax-Free Short-to- Medium Series	Mississippi Tax-Free Income Series	North Carolina Tax-Free Income Series	North Carolina Tax-Free Short-to- Medium Series
One year	7.70%	7.24%	4.12%	7.75%	7.70%	4.01%
ended June 30, 2012

Five years	5.24%	5.39%	4.19%	5.17%	5.12%	4.24%
ended June 30, 2012

Ten years	5.06%	4.78%	3.37%	4.97%	4.67%[1]	3.48%
ended June 30, 2012

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	Tennessee Tax-Free Income Series	Tennessee Tax-Free Short-to- Medium Series	Intermediate Government Bond Series	Taxable Municipal Bond Series
One year	6.77%	3.22%	0.46%	11.49%
ended June 30, 2012

Five years	4.86%	3.82%	3.64%
ended June 30, 2012

Ten years	4.50%	3.28%	3.25%	7.66%
ended June 30, 2012				(since inception November 2010)

	Redeemable Value at the end of the period
Period	Based on a Hypothetical $1000 investment
	Alabama Tax-Free Income Series	Kentucky Tax-Free Income Series	Kentucky Tax-Free Short-to- Medium Series	Mississippi Tax-Free Income Series	North Carolina Tax-Free Income Series	North Carolina Tax-Free Short-to- Medium Series
One year	$1,077	$1,072	$1,041	$1,078	$1,077	$1,040
ended June 30, 2012

Five years	$1,291	$1,300	$1,228	$1,287	$1,284	$1,231
ended June 30, 2012

Ten years	$1,638	$1,595	$1,393	$1,624	$1,578	$1,408
ended June 30, 2012

	Tennessee Tax-Free Income Series	Tennessee Tax-Free Short-to- Medium Series	Intermediate Government Bond Series	Taxable Municipal Bond Series
One year	$1,068	$1,032	$1,064	$1,149
ended June 30, 2012

Five years	$1,268	$1,206	$1,237
ended June 30, 2012

Ten years	$1,553	$1,381	$1,400	$1,077
ended June 30, 2012				(since inception November 2010)

Payments are assumed to have been made at the beginning of the one, five or ten year periods (or fractional portion thereof).

The funds’ average annual total return may be expressed either as a percentage or as a dollar amount in order to illustrate such total return on a hypothetical investment in the fund at the beginning of each specified period.

HOW WE COMPUTE OUR YIELDS

The yield for each fund is determined separately. We compute the yields, the average annual total return, and tax equivalent yields on our shares in each portfolio separately in accord with SEC guidelines.

Yield Quotations

SEC yield quotations will be computed based on a 30-day period by dividing (a) the interest income based on the market yield, prescribed by the SEC, of each security during the period (including appropriate adjustments for accretion of original issue discounts and amortization of market premiums) reduced by period expenses divided by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Series' yield that is tax-exempt by (b) one minus a stated tax rate and adding the result to that part, if any, of the series' yield that is not tax-exempt. The SEC yield for the 30-day period ending June 30, 2012, for the Alabama

31

Tax-Free Income Series was 2.04%.The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 28%) for the Alabama Income Series was 2.98%. The SEC yield for the 30-day period ending June 30, 2012, for the Kentucky Tax-Free Income Series was 1.72% and for the Kentucky Short-to-Medium Series it was .32%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 2.54% and for the Kentucky Short-to-Medium Series was .47%. The SEC yield for the 30-day period ending June 30, 2012, for the Mississippi Tax-Free Income Series was 3.44%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 28%) for the Mississippi Income Series was 5.03%. The SEC yield for the 30-day period ending June 30, 2012, for the North Carolina Income Series was 3.30% and for the North Carolina Short-to-Medium Series was .22%. The tax-equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) was 4.97% for the North Carolina Tax-Free Income Series and for the North Carolina Short-to-Medium Series was ..33%. The SEC yield for the 30-day period ending June 30, 2012, for the Tennessee Tax-Free Income Series was 1.86% and for the Tennessee Tax-Free Short-to-Medium Series was .21%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 2.75% and for the Tennessee Tax-Free Short-to-Medium Series was .31%. The SEC yield for the 30-day period ending June 30, 2012, for the Intermediate Government Bond Series was 1.26%. The SEC yield for the 30-day period ending June 30, 2012 for the Taxable Municipal Bond Series was 3.74%.

Other yield quotations will be computed based on a 30-day period by dividing (a) the total daily income minus all expenses by b) the average daily number of shares outstanding during the period that were entitled to receive dividends multiplied by the maximum offering price per share on the last day of the period. Tax equivalent yield quotations will be computed by dividing (a) the part of the Fund’s yield that is tax-exempt by (b) one minus a stated tax rate which combines federal and state income tax rates and adding the result to that part, if any, of the series' yield that is not tax-exempt. The yield for the 30-day period ending June 30, 2012, for the Alabama Tax-Free Income Series was 3.45%. The tax-equivalent yield for Alabama residents for the same period (based on a tax rate of 28%) for the Alabama Income Series was 5.04%. The yield for the 30-day period ending June 30, 2012, for the Kentucky Tax-Free Income Series was 3.50% and for the Kentucky Short-to-Medium Series was 2.17%. The tax-equivalent yield for Kentucky residents for the same period (based on a tax rate of 28%) for the Kentucky Income Series was 5.17% and for the Kentucky Short-to-Medium Series was 3.21%. The yield for the 30-day period ending June 30, 2012, for the Mississippi Tax-Free Income Series was 3.44%. The tax-equivalent yield for Mississippi residents for the same period (based on a tax rate of 28%) for the Mississippi Income Series was 5.03%.The yield for the 30-day period June 30, 2012 for the North Carolina Income Series was 3.30% and the North Carolina Short-to-Medium Series was 2.03% The tax equivalent yield for North Carolina residents for the same period (based on a tax rate of 28%) for the North Carolina Tax-Free Income Series was 4.97% and for the North Carolina Short-to-Medium Series was 3.06%. The yield for the 30-day period ending June 30, 2012, for the Tennessee Tax-Free Income Series was 3.39% and for the Tennessee Tax-Free Short-to-Medium Series was 2.09%. The tax-equivalent yield for Tennessee residents for the same period (based on a tax rate of 28%) for the Tennessee Income Series was 5.01% and for the Tennessee Tax-Free Short-to-Medium Series was 3.09%. The yield for the 30-day period ending June 30, 2012, for the Intermediate Government Bond Series was 3.09%. The yield for the 30-day period ending June 30, 2012, for the Taxable Municipal Bond Series was 4.70%.

For the Alabama, Kentucky, Mississippi, North Carolina and Tennessee Income Series, Alabama, Kentucky, Mississippi, North Carolina, Tennessee Short-to-Medium Series, Taxable Municipal Bond Series and Intermediate Government Bond Series, if yield is computed for a period of less than one year it is annualized on a 360 day basis. The yields we quote in response to telephone inquiries represent annualized yields for the preceding 30 calendar days.

Our yields for any given period in the past should not be considered a representation as to our yields for any future period. Past performance is no guarantee of future performance. Since the dividends we declare are based on income earned on portfolio securities net of expenses, any changes in our income or expenses will directly affect our yields. The income we earn on our portfolio securities can be expected to fluctuate as we make changes in or additions to our portfolios. Our yields will be affected if we experience a net inflow of new money that is invested at interest rates different from those being earned on our then current portfolio securities. A change in our net asset values due to fluctuations in values of our portfolio securities will, of course, also affect our yields.

Yield information may be useful in reviewing our performance and comparing an investment in our shares with other investment alternatives. In addition, when comparing the yields of mutual funds, you should consider the investment objectives, policies and programs of each fund, including the types of investments permitted and the quality and maturity of the portfolio securities, as well as the method used by each fund to compute yield, which may differ from fund to fund. Finally, in evaluating our yields, you should be aware that prior to November 1, 1986, our investment adviser had been bearing a portion of our operating expenses for our Kentucky Income Series. Our Investment Adviser had been bearing

32

a portion of our operating expenses for our Kentucky Short-to-Medium Series prior to July 1, 1993; and had been bearing a portion of our operating expenses for the Government Bond Series prior to January 1, 1997; for the Tennessee Tax-Free Income Series prior to December 2002; for the Tennessee Tax-Free Short-to-Medium Series prior to November 2010; for the North Carolina Income Series prior to December 2002; for the North Carolina Short-to-Medium Series prior to October 2005; for the Alabama Tax-Free Income Series and the Mississippi Tax-Free Income Series since their inception January 1, 2000; for the Taxable Municipal Bond Series prior to October 2012. The investment adviser may waive management fees and assume or pay other operating expenses. The investment adviser may terminate fee waivers or reimbursements at any time. The investment adviser will not seek to recover waived fees or reimbursed amounts.

In order to keep shareholders and prospective investors informed about our historic and current yields, the make-up of our portfolios, and other meaningful investment information, we (i) send reports to our shareholders on a semi-annual and annual basis, (ii) provide such information in our sales literature, and (iii) maintain a toll-free telephone through which such information may be obtained.

Total return, yield and tax equivalent yield figures are based on the funds’ historical performance and are not intended to indicate future performance. The funds’ total return, yield and tax equivalent yield will vary depending on market conditions; this is reflective of the securities comprising the funds' portfolio, the funds' operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in the Trust may fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

No mutual fund is a complete investment program and you may lose money by investing in the Funds. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank or the U.S. government. More detailed information about the Trust, its investment policies, restrictions and risks can be found in the Trust’s Prospectus dated November 1, 2012.

TAX INFORMATION

The information provided below is not an attempt to provide you with tax advice and does not purport to deal with all of the tax consequences that may be applicable to your investment in our Funds. You should always consult with your own tax adviser and/or tax attorney for more details on how our Funds may affect your individual state and Federal tax liability. The information contained herein is deemed to be accurate as of November 1, 2012, but is subject to change and should only be used as general guidance.

Federal Tax Information

We have qualified as a "regulated investment company (“RIC”)” under the Internal Revenue Code and intend to continue such qualification. By qualifying as a regulated investment company we are relieved of Federal and state income taxes on all net income and all net realized capital gains, if any, that we distribute to shareholders. In order to qualify for this treatment, we must (i) derive at least 90% of our gross income from dividends, interest and gains from the sale or other disposition of securities, (ii) derive less than 30% of our gross income from the sale or other disposition of securities held less than three months, (iii) meet certain diversification tests as to our investments in securities, and (iv) distribute to shareholders at least 90% of our net tax exempt and net taxable income earned in any year. A failure to qualify as a regulated Investment company would result in distributions to shareholders being taxed as ordinary dividends.

You must report your total tax-free income on your federal income tax return. The IRS uses this information to help determine the status of any social security payments that you may receive during the year. Tax-exempt dividends paid to social security recipients may increase the portion of social security benefits that is subject to tax.

The sale of shares may result in a capital gain or loss depending upon your original cost basis. If you have owned your shares for more than one year, any gains reportable on the sale of your shares will qualify for reduced rates of taxation on capital gains. For tax purposes, an exchange of your fund shares for another fund offered by the Trust is treated the same as a sale, and will normally generate a gain or loss that will be reported to you in your year-end tax information. Distribution of net short-term capital gains we may realize from the sale of municipal or other securities will be taxable to the shareholders as ordinary income. Distribution of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains regardless of how long the shareholder has held the shares in respect of which the distribution in paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares. It should be noted that the reduced rates of taxation for capital gains distributions are scheduled to sunset on December 31, 2012, unless extended or made permanent before that date.

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long-term capital gains regardless of how long the shareholder has held the shares in respect of which the distribution in paid. The tax effect of dividends (whether taxable or exempt) on our shareholders is the same whether such dividends are in the form of cash or additional shares. It should be noted that the reduced rates of taxation for capital gains distributions are scheduled to sunset on December 31, 2012, unless extended or made permanent before that date.

The net asset value at which our shares are purchased may include undistributed income or capital gains or unrealized appreciation in the value of securities held in our investment portfolio. To the extent that such income or gains, or any capital gains realized from such appreciation, are subsequently distributed to the holder of such shares, the distributed amounts, although considered a return of investment, may be taxable as set forth above.

The Internal Revenue Code prohibits investors from deducting for federal income tax purposes interest paid on loans made or continued for the purpose of purchasing or carrying shares of a mutual fund, such as the tax-exempt municipal bond funds that distribute exempt interest dividends. Under rules of the Internal Revenue Service, there are circumstances in which purchases of our shares may be considered to have been made with borrowed funds, even though the borrowed funds are not directly traceable to the share purchases. However, these rules generally permit the deduction of interest paid on mortgage borrowings to purchase or improve a personal residence and on business borrowings directly related to business needs or purposes.

In any fiscal year, in which any fund has taxable income, we will use the actual earned method of allocating taxable and nontaxable income. We will also allocate expenses between taxable and non-taxable income. In any such year, the percentage of quarterly dividends that are exempt from taxation will vary from quarter to quarter.

The following summary discusses some of the more important tax issues affecting the Trust and its shareholders.

Excise Tax

The Internal Revenue Code contains a provision that discourages a regulated investment company from deferring its shareholders’ taxes by delaying distributions of dividend income to shareholders. Under the provision, a 4% non-deductible federal excise tax is levied on undistributed fund income unless the fund distributes at least; i) 98% of calendar year ordinary income during the calendar year; ii) 98% of capital gain net income earned in the year ending October 31 by December 31; and iii) 100% of any undistributed capital gain net income from the prior October 31 measurement period and 100% of any undistributed ordinary income from the prior December 31 measurement period.

Capital Gains

The sale of shares may result in a capital gain or loss depending upon your original cost basis. Long-term capital gain distributions to a corporation will be taxed at long-term capital gains rates applicable to corporations. Net long-term capital gain distributions to individuals will be taxed long term capital gains rates applicable to individuals. The reduced rates of taxation for capital gains distributions are scheduled to sunset on December 31, 2012, unless extended or made permanent before that date.

Exempt Interest Dividends

Under the present tax law, if the stock of a regulated investment company acquired after March 28, 1985, is held for six months or less, any loss on the sale or exchange of that stock would be disallowed to the extent the taxpayer received exempt interest dividends with respect to that stock. Further, the six month requirement would be shortened under Treasury Department regulations to a period not less than the greater of 31 days or the period between regular dividend distributions if the regulated investment company regularly distributes at least 90% of its net tax-exempt interest.

Tax Exempt Bonds

Under laws in effect as of the date of this Statement of Additional Information, interest on obligations of states, territories, possessions of the U.S., the District of Columbia and political subsidiaries of these governmental entities is generally but not always exempt from state taxation in the state of issuance. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as "non-essential" bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. For example, interest on exempt facility bonds, small issue bonds, mortgage subsidy bonds and qualified student loan bonds, is non-taxable. Stricter volume limitations will apply to certain issuers and aggregate volume limitations would apply to all non-essential bonds issued in each state.

34

Tax-exempt interest on non-essential function bonds will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. The Trust does not intend to purchase "non-essential purpose" bonds for the tax-exempt municipal bond funds. The IRS may audit issuers of municipal bonds and, in rare instances, declare that the interest paid on certain municipal bonds that were originally issued as tax-exempt bonds is not excludable from adjusted gross income. Such reclassifications or actions could cause interest from a municipal security to become taxable retroactively thereby increasing your tax liability. Moreover, such reclassifications or actions could cause the value of a security to drop which may result in a decline in the value of a fund’s shares. While the reclassification of income by the IRS is a relatively rare event, it is nonetheless a risk of investing in tax-exempt municipal bonds.

Tax-Exempt Municipal Bond Funds

As a regulated investment company, we are qualified to pay "exempt interest dividends", provided that at least 50% of our total assets are invested in municipal securities at the close of each quarter of our taxable year. Ordinarily, the dividends we pay from net income earned on our investments in Alabama, Kentucky, Mississippi, North Carolina, or Tennessee municipal securities will be exempt interest dividends for residents of those respective states. Shareholders receiving exempt interest dividends may exclude them from gross income for Federal income tax purposes. However, dividends to our shareholders from net income we may earn from investments in non-municipal securities will be fully taxable as interest income.

Taxable Municipal Bond Series

Ordinarily, the dividends we pay from net income earned on our investments in this fund are not considered exempt interest dividends. Accordingly, shareholders will include these dividends in gross income for federal income tax purposes. Dividends paid by this fund may also be subject to tax at the state level. Interest on non-governmental purpose bonds, such as industrial development bonds, issued by qualified government units may be taxable unless the bonds are issued to finance certain specified exempt activities, are used for development of industrial park sites, or are exempt small issues. Furthermore, bonds issued for activities for non-governmental persons are referred to collectively as "non-essential" bonds. Interest on non-essential bonds may be taxable unless a specific exception is provided. For example, interest on exempt facility bonds, small issue bonds, mortgage subsidy bonds and qualified student loan bonds, is non-taxable. Stricter volume limitations will apply to certain issuers and aggregate volume limitations would apply to all non-essential bonds issued in each state. Tax-exempt interest on non-essential function bonds will be treated as an alternative minimum tax preference item for corporate and individual taxpayers. Interest earned on Build America Bonds held by the Taxable Municipal Bond Series is subject to tax at the federal level and may be subject to tax at the state level. Please consult your tax adviser for more details of how this fund may affect your state tax liability.

Intermediate Government Bond Series

Ordinarily, the dividends we pay from net income earned on our investments are not considered tax exempt interest dividends. Accordingly, shareholders will include these dividends in gross income for federal income tax purposes. Dividends we pay from the net income earned on out investments in this fund may be subject to state tax.

The above analysis is not all-inclusive and is subject to federal regulations. Please consult your tax adviser for more details of how this fund may affect your state tax liability.

Alabama Tax Information

Insofar as the dividends we distribute from the Alabama Tax-Free Income Series qualify as “exempt interest dividends” for federal income tax purposes, for residents of Alabama, they will also be excludable from the shareholder's gross income for Alabama income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Alabama income tax purposes as they have for federal income tax purposes. This means that for residents of Alabama dividends paid by the fund will ordinarily be excludable from gross income for Alabama state income tax purposes. Please consult your tax adviser for more details of how this fund may affect your state tax liability.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of Alabama, dividends paid by these funds and any other tax free funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of an Alabama corporation or other entity.

35

Kentucky Tax Information

Insofar as the dividends we distribute from the Kentucky Tax-Free Income Series and the Kentucky Tax-Free Short-to-Medium Series qualify as “exempt interest dividends” for federal income tax purposes, for residents of Kentucky, they will also be excludable from the shareholder's gross income for Kentucky income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Kentucky income tax purposes as they have for Federal income tax purposes. This means that for residents of Kentucky dividends paid by the fund will ordinarily be excludable from gross income for Kentucky state income tax purposes. Please consult your tax adviser for more details of how this fund may affect your state tax liability.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of Kentucky, dividends paid by these funds and any other tax free funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of a Kentucky corporation or other entity.

Mississippi Tax Information

Insofar as the dividends we distribute from the Mississippi Tax-Free Income Series qualify as "exempt interest dividends" for federal income tax purposes, for residents of Mississippi, they will also be excludable from the shareholder's gross income for Mississippi income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Mississippi income tax purposes as they have for federal income tax purposes. This means that for residents of Mississippi dividends paid by the fund will ordinarily be excludable from gross income for Mississippi state income tax purposes. Please consult your tax adviser for more details of how this fund may affect your state tax liability.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of Mississippi, dividends paid by these funds and any other tax free funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of a Mississippi corporation or other entity.

North Carolina Tax Information

Insofar as the dividends we distribute from the North Carolina Tax-Free Income Series and the North Carolina Tax-Free Short-to-Medium Series qualify as “exempt interest dividends” for federal income tax purposes, for residents of North Carolina, they will also be excludable from the shareholder's gross income for North Carolina income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for North Carolina income tax purposes as they have for federal income tax purposes. This means that for residents of North Carolina dividends paid by the fund will ordinarily be excludable from gross income for North Carolina state income tax purposes. Please consult your tax adviser for more details of how this fund may affect your state tax liability.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of North Carolina, dividends paid by these funds and any other tax free funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of a North Carolina corporation or other entity.

Tennessee Tax Information

Insofar as the dividends we distribute from the Tennessee Tax-Free Income Series and the Tennessee Tax-Free Short-to-Medium Series qualify as "exempt interest dividends" for federal income tax purposes, for residents of Tennessee, they will also be excludable from the shareholder's gross income for Tennessee income tax purposes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Tennessee income tax purposes as they have for federal income tax purposes. This means that for residents of Tennessee dividends paid by the fund will ordinarily be excludable from gross income for Tennessee state income tax purposes. Please consult your tax adviser for more details of how this fund may affect your state tax liability

36

Individual shareholders of the Tennessee Series are not subject to Tennessee ad valorem taxes on their shares or on the dividends and distributions they receive from us. For Tennessee residents who own shares of the Taxable Municipal Bond Series or the Intermediate Government Bond Series, a portion of the dividends paid by the Trust is exempt from Tennessee state income taxes.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of Tennessee, dividends paid by these funds and any other tax free funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of a Tennessee corporation or other entity.

Florida Tax Information

The state of Florida does not impose an individual income tax upon resident individuals. Accordingly, dividends received by individual Florida resident shareholders invested in any of the tax-exempt municipal bond funds, Taxable Municipal Bond Series, or Intermediate Government Bond Series are not subject to individual income tax

Effective January 1, 2007, individuals, married couples, personal representatives or estates, and businesses are no longer required to file an annual intangible personal property tax return reporting their stocks, bonds, mutual funds, shares of business trusts and unsecured notes. The Florida Legislature repealed the annual tax on these properties.

No representation is made as to the tax implications of a Florida corporation or other entity.

Always consult with your tax adviser for more details how investment in our funds may affect your tax liability.

Georgia Tax Information

For residents of Georgia, dividends distributed by the tax-free municipal bond funds may be subject to Georgia income and/or ad valorem taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Georgia income tax purposes as they have for federal income tax purposes.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of Georgia, dividends paid by these funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of a Georgia corporation or other entity.

Always consult with your tax adviser for more details how investment in our funds may affect your tax liability.

Illinois Tax Information

For residents of Illinois, dividends distributed by the tax-free municipal bond funds may be subject to Illinois income and/or ad valorem taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Illinois income tax purposes as they have for federal income tax purposes.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of Illinois, dividends paid by these funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of an Illinois corporation or other entity.

Always consult with your tax adviser for more details how investment in our funds may affect your tax liability.

Indiana Tax Information

Insofar as the dividends we distribute from the tax-free municipal bond funds pay qualify as "exempt interest dividends" for federal income tax purposes, they will also be excludable from the shareholder's gross income for Indiana income tax purposes. For Indiana residents who own shares of the Taxable Municipal Bond Series and the Intermediate Government Bond Series, a portion of the dividends paid by the fund are exempt from Indiana state income tax. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Indiana state income tax purposes as they

37

have for federal income tax purposes. This means that dividends paid by the tax-exempt municipal bond funds will ordinarily be excludable from gross income for Indiana state individual income tax purposes. Please consult your tax adviser for more details of how this fund may affect your state tax liability.

The state of Indiana does not impose intangible tax on resident individuals. Accordingly, individual Indiana resident shareholders of the tax-exempt municipal bond funds, the Taxable Municipal Bond Series, and the Intermediate Government Bond Series are not subject to Indiana ad valorem taxes on their shares.

No representation is made as to the tax implications of an Indiana corporation or other entity.

Ohio Tax Information

For residents of Ohio, dividends distributed by the tax-free municipal bond funds may be subject to Ohio income and/or ad valorem taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Ohio income tax purposes as they have for federal income tax purposes.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of Ohio, dividends paid by these funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of an Ohio corporation or other entity.

Always consult with your tax adviser for more details how investment in our funds may affect your tax liability.

South Carolina Tax Information

For residents of South Carolina, dividends distributed by the tax-free municipal bond funds may be subject to South Carolina income and/or ad valorem taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for South Carolina income tax purposes as they have for federal income tax purposes.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of South Carolina, dividends paid by these funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of a South Carolina corporation or other entity.

Always consult with your tax adviser for more details how investment in our funds may affect your tax liability.

Texas Tax Information

The state of Texas does not impose an individual income tax or personal intangible property tax upon resident individuals. Accordingly, Texas resident shareholders of the tax-exempt municipal bond funds, the Taxable Municipal Bond Series, or the Intermediate Government Bond Series are not subject to individual income tax or personal intangible property tax on the dividends and distributions they receive from us. Please consult your tax adviser for more details of how this fund may affect your state tax liability.

No representation is made as to the tax implications of a Texas corporation or other entity.

Virginia Tax Information

For residents of Virginia, dividends distributed by the tax-free municipal bond funds may be subject to Virginia income and/or ad valorem taxes. All other dividends and distributions, as well as any earnings we receive from taxable investments and any capital gains we realize from any investments, will have the same general consequences to shareholders for Virginia income tax purposes as they have for federal income tax purposes.

The dividends that we distribute from the Intermediate Government Bond Series and Taxable Municipal Bond Series do not qualify as “exempt interest dividends” for federal income tax purposes. For residents of Virginia, dividends paid by these funds may also be subject to state income and/or ad valorem taxes.

No representation is made as to the tax implications of a Virginia corporation or other entity.

Always consult with your tax adviser for more details how investment in our funds may affect your tax liability.

38

DUPREE MUTUAL FUNDS

POST-EFFECTIVE AMENDMENT NO. 55

PART C of Form N-1A

Item 28.	Exhibits

(A)	Declaration of Trust and amendments incorporated by reference from Post Effective Amendment 51
(B)	Bylaws and amendments incorporated by reference from Post Effective Amendment 51
(C)	Certificates of Beneficial Interest incorporated by reference from Post Effective Amendment 51
(D)	Investment Advisory contracts incorporated by reference from Post Effective Amendment 53
(E)	N/A
(F)	N/A
(G)	Custodian Agreement incorporated by reference from Post Effective Amendment No. 50

(1) First Amendment to Custodian Agreement incorporated by reference from post effective Amendment No. 51

(H)	Transfer Agent Agreement incorporated by reference from Post Effective Amendment 51
(I)	Legal Opinion
(J)	Consent of Independent Accountants
(K)	Schedule for computation of each performance quotation shown at “How We Compute Our Yields” in Statement of Additional Information
(L)	N/A
(M)	N/A
(N)	N/A
(O)	Reserved/N/A
(P)	(1) Code of Ethics for the Fund

(2) Code of Ethics for the Investment Advisor

Item 29	Persons Controlled by or under Common control with Registrant - Inapplicable
Item 30	Indemnification - Pursuant to the provisions of Section 7.4 of the Declaration of Trust, the Trust shall indemnify any Trustee or officer of the Trust against satisfaction of judgments or payment of expenses incurred by such person while in office by reason of being such a Trustee or officer, except that such indemnity shall not apply to any liability incurred by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office. No indemnity shall be made unless (a) a final decision on the merits is made by the court or other body before whom the proceeding is brought that the person to be indemnified is not liable or, (b) a reasonable determination is made, based upon a review of the facts, that the person is not liable, either by (i) a vote of a majority of a quorum of the “not interested” Trustees who are not parties to the proceeding or by (ii) an independent legal counsel in a written opinion.
Item 31	Business and Other Connections of the Investment Adviser - The Investment Adviser of each of the series of the Registrant is Dupree & Company, Inc., which is a Kentucky Corporation located at 125 South Mill Street, suite 100, Lexington, Kentucky 40507. Dupree & Company, Inc. also serves as the Transfer Agent for the Registrant. Thomas P. Dupree is the President of the Registrant; Allen E. Grimes, III is President and General Counsel of Dupree & Company, Inc. and Executive Vice President of the Registrant. Michelle M. Dragoo is Vice President, Secretary, Treasurer of Dupree & Company, Inc. and the Registrant. Alison L. Arnold is Assistant Secretary of the Registrant. No director or officer of the Investment Adviser has engaged in any other business, profession, vocation or employment of a substantial nature during the last two fiscal years.

Item 32	Principal Underwriters - Inapplicable

Item 33	Location of Accounts and Records - Physical possession of each account, book or other document required to be maintained by section 31(a) and the rules under that section is maintained by Thomas P. Dupree, Dupree & Company, Inc., 125 South Mill Street, Suite 100, Vine Center, Lexington, Kentucky 40507 and 5th/3rd Bank, 250 West Main Street, Lexington, Kentucky 40507.

Item 34	Management Services - Described in parts A and B

Item 35	Undertakings - None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the County of Fayette and State of Kentucky on this the 23rd day of October, 2012.

DUPREE MUTUAL FUNDS

By	/S/ Thomas P. Dupree, Sr
Thomas P. Dupree, Sr.
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 55 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/S/ Thomas P. Dupree, Sr. Thomas P. Dupree, Sr.	President (Principal Executive Officer)	10/23/12

/S/ Michelle M. Dragoo Michelle M. Dragoo	Vice President, Secretary and Treasurer	10/23/12

/S/ William A. Combs, Jr. William A. Combs, Jr.	Trustee, Chairman	10/23/12

/S/ James C. Baughman, Jr. James C. Baughman, Jr.	Trustee	10/23/12

/S/ C. Timothy Cone C. Timothy Cone	Trustee	10/23/12

/S/ Ann Rosenstein Giles Ann Rosenstein Giles	Trustee	10/23/12

/S/ Marc A. Mathews Marc A. Mathews	Trustee	10/23/12

/S/ Lucy Breathitt Lucy Breathitt	Trustee	10/23/12

DUPREE MUTUAL FUNDS

EXHIBITS

TO

POST-EFFECTIVE AMENDMENT NO. 55

TO

FORM N-1A REGISTRATION STATEMENT

UNDER

SECURITIES ACT OF 1933

AND

INVESTMENT COMPANY ACT OF 1940